UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds
(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments—Schedule I.
PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.5%

PL Floating Rate Loan Fund ‘P’	2,739,800	$27,808,971
PL Inflation Managed Fund ‘P’	5,160,556	55,992,038
PL Managed Bond Fund ‘P’	10,701,188	116,963,988
PL Short Duration Bond Fund ‘P’	4,297,593	43,362,716
PL Comstock Fund ‘P’	546,179	6,592,377
PL Growth LT Fund ‘P’ *	524,057	6,571,669
PL Large-Cap Growth Fund ‘P’ *	631,840	5,945,612
PL Large-Cap Value Fund ‘P’	1,055,011	12,385,828
PL Main Street® Core Fund ‘P’	583,536	5,911,223
PL Mid-Cap Equity Fund ‘P’	750,185	7,711,898
PL International Large-Cap Fund ‘P’	311,555	4,953,721
PL International Value Fund ‘P’	568,467	5,508,444

Total Affiliated Mutual Funds (Cost $276,240,280)		299,708,485

TOTAL INVESTMENTS - 99.5% (Cost $276,240,280)		299,708,485

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,430,237

NET ASSETS - 100.0%		$301,138,722

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.5%

PL Floating Rate Loan Fund ‘P’	2,166,042	$21,985,330
PL Inflation Managed Fund ‘P’	4,054,492	43,991,242
PL Managed Bond Fund ‘P’	7,973,713	87,152,685
PL Short Duration Bond Fund ‘P’	3,068,368	30,959,833
PL Comstock Fund ‘P’	1,544,261	18,639,234
PL Growth LT Fund ‘P’ *	750,726	9,414,100
PL Large-Cap Growth Fund ‘P’ *	1,326,781	12,485,013
PL Large-Cap Value Fund ‘P’	2,109,224	24,762,290
PL Main Street Core Fund ‘P’	1,524,034	15,438,463
PL Mid-Cap Equity Fund ‘P’	1,199,594	12,331,822
PL Mid-Cap Growth Fund ‘P’	571,486	6,006,313
PL Small-Cap Value Fund ‘P’	314,536	3,308,916
PL International Large-Cap Fund ‘P’	937,449	14,905,445
PL International Value Fund ‘P’	910,371	8,821,491

Total Affiliated Mutual Funds (Cost $280,396,213)		310,202,177

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	76,803	76,803

Total Short-Term Investment (Cost $76,803)		76,803

TOTAL INVESTMENTS - 99.5% (Cost $280,473,016)		310,278,980

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,497,299

NET ASSETS - 100.0%		$311,776,279

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$299,708,485	$299,708,485	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$310,202,177	$310,202,177	$—	$—
	Short-Term Investment	76,803	76,803	—	—

	Total	$310,278,980	$310,278,980	$—	$—

See Supplemental Notes to Schedules of Investments	1	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	4,402,910	$44,689,533
PL Inflation Managed Fund ‘P’	9,072,043	98,431,669
PL Managed Bond Fund ‘P’	13,844,258	151,317,745
PL Short Duration Bond Fund ‘P’	4,477,333	45,176,289
PL Comstock Fund ‘P’	5,889,188	71,082,504
PL Growth LT Fund ‘P’ *	3,752,210	47,052,709
PL Large-Cap Growth Fund ‘P’ *	4,668,603	43,931,556
PL Large-Cap Value Fund ‘P’	8,407,924	98,709,030
PL Main Street Core Fund ‘P’	6,375,881	64,587,676
PL Mid-Cap Equity Fund ‘P’	4,985,303	51,248,916
PL Mid-Cap Growth Fund ‘P’	1,701,034	17,877,871
PL Small-Cap Growth Fund ‘P’ *	815,366	9,613,166
PL Small-Cap Value Fund ‘P’	2,731,699	28,737,477
PL Real Estate Fund ‘P’	1,564,599	18,509,200
PL Emerging Markets Fund ‘P’	1,928,520	28,175,673
PL International Large-Cap Fund ‘P’	3,307,932	52,596,121
PL International Value Fund ‘P’	2,689,219	26,058,527

Total Affiliated Mutual Funds (Cost $806,614,179)		897,795,662

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,229,418	8,229,418

Total Short-Term Investment (Cost $8,229,418)		8,229,418

TOTAL INVESTMENTS - 100.9% (Cost $814,843,597)		906,025,080

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(8,213,481)

NET ASSETS - 100.0%		$897,811,599

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Inflation Managed Fund ‘P’	5,072,476	$55,036,370
PL Managed Bond Fund ‘P’	4,825,149	52,738,877
PL Short Duration Bond Fund ‘P’	1,373,708	13,860,710
PL Comstock Fund ‘P’	5,074,533	61,249,611
PL Growth LT Fund ‘P’ *	3,822,015	47,928,067
PL Large-Cap Growth Fund ‘P’ *	3,644,430	34,294,085
PL Large-Cap Value Fund ‘P’	6,895,985	80,958,866
PL Main Street Core Fund ‘P’	6,029,061	61,074,389
PL Mid-Cap Equity Fund ‘P’	5,093,767	52,363,931
PL Mid-Cap Growth Fund ‘P’	2,589,149	27,211,960
PL Small-Cap Growth Fund ‘P’ *	1,122,258	13,231,422
PL Small-Cap Value Fund ‘P’	3,247,905	34,167,961
PL Real Estate Fund ‘P’	1,569,965	18,572,685
PL Emerging Markets Fund ‘P’	1,845,081	26,956,632
PL International Large-Cap Fund ‘P’	3,338,627	53,084,171
PL International Value Fund ‘P’	4,147,412	40,188,420

Total Affiliated Mutual Funds (Cost $593,467,658)		672,918,157

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	22,009	22,009

Total Short-Term Investment (Cost $22,009)		22,009

TOTAL INVESTMENTS - 99.8% (Cost $593,489,667)		672,940,166

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,107,376

NET ASSETS - 100.0%		$674,047,542

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$897,795,662	$897,795,662	$—	$—
	Short-Term Investment	8,229,418	8,229,418	—	—

	Total	$906,025,080	$906,025,080	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$672,918,157	$672,918,157	$—	$—
	Short-Term Investment	22,009	22,009	—	—

	Total	$672,940,166	$672,940,166	$—	$—

See Supplemental Notes to Schedules of Investments	2	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Managed Bond Fund ‘P’	655,430	$7,163,853
PL Comstock Fund ‘P’	1,756,666	21,202,952
PL Growth LT Fund ‘P’ *	1,509,665	18,931,201
PL Large-Cap Growth Fund ‘P’ *	1,250,834	11,770,350
PL Large-Cap Value Fund ‘P’	2,401,156	28,189,573
PL Main Street Core Fund ‘P’	2,553,710	25,869,082
PL Mid-Cap Equity Fund ‘P’	1,800,160	18,505,648
PL Mid-Cap Growth Fund ‘P’	1,347,318	14,160,309
PL Small-Cap Growth Fund ‘P’ *	992,665	11,703,524
PL Small-Cap Value Fund ‘P’	1,574,643	16,565,239
PL Real Estate Fund ‘P’	786,170	9,300,393
PL Emerging Markets Fund ‘P’	810,566	11,842,373
PL International Large-Cap Fund ‘P’	1,327,447	21,106,406
PL International Value Fund ‘P’	1,959,311	18,985,722

Total Affiliated Mutual Funds (Cost $194,681,280)		235,296,625

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,104,908	2,104,908

Total Short-Term Investment (Cost $2,104,908)		2,104,908

TOTAL INVESTMENTS - 100.9% (Cost $196,786,188)		237,401,533

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(2,132,634)

NET ASSETS - 100.0%		$235,268,899

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Affiliated Mutual Funds	$235,296,625	$235,296,625	$—	$—
	Short-Term Investment	2,104,908	2,104,908	—	—

	Total	$237,401,533	$237,401,533	$—	$—

See Supplemental Notes to Schedules of Investments	3	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 7.2%

Energy - 1.2%

OGX Petroleo e Gas Participacoes SA (Brazil) 8.500% due 06/01/18 ~	$250,000	$251,616

Industrials - 1.2%

US Airways Pass Through Trust ‘A’ 7.125% due 10/22/23	250,000	250,313

Information Technology - 1.2%

EH Holding Corp 7.625% due 06/15/21 ~	250,000	253,438

Materials - 2.3%

Berry Plastics Corp 5.028% due 02/15/15 §	500,000	495,000

Telecommunication Services - 1.3%

Intelsat Luxemburg SA (Luxembourg) 11.500% due 02/04/17	250,000	269,375

Total Corporate Bonds & Notes (Cost $1,526,250)		1,519,742

SENIOR LOAN NOTES - 82.4%

Consumer Discretionary - 40.0%

Bass Pro Group LLC due 06/13/17 ∞	500,000	497,812
Caesars Entertainment Operating Co Inc Term B-3 due 01/28/15 ∞	750,000	675,232
Chrysler LLC Tranche B due 05/24/17 ∞	1,000,000	976,667
Clear Channel Communications Inc Tranche B due 01/29/16 ∞	1,000,000	845,469
Emergency Medical Services Corp (Initial Term Loan) due 05/25/18 ∞	500,000	499,063
Interactive Data Corp Term B due 02/11/18 ∞	500,000	501,055
J Crew Group Inc due 03/07/18 ∞	500,000	481,532
Jo-Ann Stores Inc due 03/16/18 ∞	500,000	493,750
MCC Iowa LLC Tranche F due 10/23/17 ∞	500,000	496,871
The Neiman Marcus Group Inc due 05/16/18 ∞	750,000	741,776
The Servicemaster Co
(Closing Date Loan) due 07/24/14 ∞	454,610	442,613
(Delayed Draw Term Loan) due 07/24/14 ∞	45,390	44,192
Toys ‘R’ Us-Delaware Inc Term B-2 due 05/25/18 ∞	1,000,000	993,500
Univision Communications Inc (Extended 1st Lien Term Loan) due 03/31/17 ∞	750,000	713,949

		8,403,481

Consumer Staples - 10.6%

Del Monte Foods Co (Initial Term Loan) due 03/08/18 ∞	750,000	749,179
Reynolds Group Holdings Inc due 02/09/18 ∞	500,000	497,952
US Foodservice Inc due 03/31/17 ∞	1,000,000	973,333

		2,220,464

Energy - 2.3%

CCS Inc (Term Loan) due 11/14/14 ∞	500,000	476,517

Financials - 7.8%

First Data Corp (Initial Tranche B-1 Term Loan) due 09/24/14 ∞	1,000,000	928,125

Realogy Corp
(Non-Extended Term Loan) due 10/10/13 ∞	666,101	622,388
(Synthetic Letter of Credit) due 10/10/13 ∞	83,899	78,393

		1,628,906

Industrials - 4.8%

AWAS Finance Luxembourg SARL Term B due 06/10/16 ∞	1,000,000	1,004,375

Information Technology - 4.7%

CDW LLC (Extended Term Loan) due 07/15/17 ∞	500,000	493,854
Freescale Semiconductor Inc (Extended Maturity Term Loan) due 12/01/16 ∞	500,000	498,360

		992,214

Materials - 4.8%

Exopack LLC/Cello-Foil Products Inc Term B due 05/31/17 ∞	500,000	500,000
Univar Inc Term B due 06/30/17 ∞	500,000	499,866

		999,866

Telecommunication Services - 3.4%

Avaya Inc Term B-3 due 10/26/17 ∞	750,000	724,922

Utilities - 4.0%

Texas Competitive Electric Holdings Co LLC (Non-Extending Term Loan) due 10/10/14 ∞	1,000,000	839,107

Total Senior Loan Notes (Cost $17,287,188)		17,289,852

See Supplemental Notes to Schedules of Investments	4	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 100.0%

Money Market Fund - 100.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	21,000,010	$21,000,010

Total Short-Term Investment (Cost $21,000,010)		21,000,010

TOTAL INVESTMENTS - 189.6% (Cost $39,813,448)		39,809,604

OTHER ASSETS & LIABILITIES, NET - (89.6%)		(18,813,896	)(a)

NET ASSETS - 100.0%		$20,995,708

Notes to Schedule of Investments
(a)	The PL Floating Rate Income Fund commenced operations on June 30, 2011 and the net other assets & liabilities presented above includes $18,809,594 for securities purchased and not yet settled as of June 30, 2011.

(b)	Swap agreements outstanding as of June 30, 2011 were as follows:
     Credit Default Swaps on Credit Indices — Sell Protection (1)

	Fixed Deal					Upfront
	Receive	Expiration	Counter-	Notional		Premiums Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (2)	Value (3)	(Received)	Appreciation

Markit LCDX NA 16	2.500%	06/20/16	BRC	$1,000,000	($12,986)	($13,750)	$764

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$1,519,742	$—	$1,519,742	$—
	Senior Loan Notes	17,289,852	—	17,289,852	—
	Short-Term Investment	21,000,010	21,000,010	—	—

	Total Assets	39,809,604	21,000,010	18,809,594	—
Liabilities	Derivatives:
	Credit Contracts
	Swaps	(12,986)	—	(12,986)	—

	Total Liabilities	(12,986)	—	(12,986)	—

	Total	$39,796,618	$21,000,010	$18,796,608	$—

See Supplemental Notes to Schedules of Investments	5	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.6%

Consumer Discretionary - 0.6%

Metro-Goldwyn-Mayer Studios Inc ‘A’ *	27,061	$610,450

Total Common Stocks (Cost $671,651)		610,450

	Principal
	Amount
SENIOR LOAN NOTES - 96.9%

Consumer Discretionary - 33.3%

Advantage Sales & Marketing Inc (1st Lien) 5.250% due 12/17/17 §	$174,125	175,212
Affinion Group Inc Tranche B 5.000% due 10/09/16 §	1,089,480	1,090,161
Allison Transmission Inc 2.940% due 08/07/14 §	964,850	947,588
ARAMARK Corp
(Letter of Credit Facility Deposit Non-Extending) 0.094% due 01/26/14 §	67,524	66,174
(Non-Extending) 2.121% due 01/26/14 §	838,203	821,439
Asurion LLC (1st Lien) 5.500% due 05/30/18 §	675,000	667,067
Burger King Corp Term B 4.500% due 10/19/16 §	497,500	496,921
Catalina Marketing Corp (Initial Term Loan) 2.936% due 10/26/14 §	941,816	930,044
Cequel Communications LLC 2.190% due 05/05/13 §	994,805	988,277
Charter Communications Operating LLC Term C 3.500% due 09/06/16 §	497,475	496,540
Chrysler Group LLC Term B due 05/24/17 ∞	200,000	195,333
4.980% due 05/24/17 §	350,000	341,833
Delphi Automotive Corp Term B 3.500% due 05/13/17 §	171,053	171,979
DineEquity Inc Term B-1 4.250% due 10/25/17 §	123,652	123,840
Dollar General Corp Tranche B-1 2.969% due 07/06/14 §	426,848	427,548
Tranche B-2 2.936% due 07/06/13 §	500,000	500,249
Dunkin Brands Inc Term B-2 4.250% due 11/20/16 §	995,006	994,851
Entercom Radio LLC Term A 1.311% due 06/18/12 §	331,316	323,862
Federal-Mogul Corp Tranche B 2.128% due 12/27/14 §	650,368	616,920
Tranche C 2.128% due 12/27/15 §	331,820	314,755
Ford Motor Co Tranche B-1 2.940% due 12/15/13 §	332,556	332,772
General Nutrition Centers Inc Tranche B 4.250% due 03/02/18 §	375,000	375,748
Getty Images Inc 5.250% due 11/03/16 §	496,250	499,662
Harrah’s Operating Co Inc Term B-1 3.274% due 01/28/15 §	1,000,000	900,934
Interactive Data Corp Term B 4.750% due 02/08/18 §	498,750	499,802
Jo-Ann Stores Inc 4.750% due 03/18/18 §	500,000	493,750
Language Line LLC Tranche B 6.250% due 06/15/16 §	195,553	196,409
Las Vegas Sands LLC (Extended Delayed Draw I Term Loan) 2.690% due 05/23/16 §	108,070	105,017
Tranche B (Extended) 2.690% due 11/23/16 §	534,838	519,201
Laureate Education Inc (Extended) due 06/15/18 ∞	500,000	485,625
MCC Iowa LLC Tranche E 4.500% due 11/03/17 §	990,000	985,793
Michaels Stores Inc
Term B-1 2.537% due 10/31/13 §	463,828	456,844
Term B-2 4.787% due 07/31/16 §	688,114	686,910
Mission (Nexstar) Broadcasting (Delayed Draw Term Loan) 5.000% due 09/30/16 §	997,490	1,006,218
National Bedding Co LLC (Extended) 3.750% due 12/17/13 §	494,397	490,998
Orbitz Worldwide Inc 3.225% due 07/25/14 §	479,871	442,981
OSI Restaurant Partners LLC 2.500% due 06/14/14 §	427,292	410,082
(Pre-Funded Revolving Credit Loan) 0.069% due 06/14/14 §	41,547	39,874
Penn National Gaming Inc Term B 1.976% due 10/03/12 §	1,000,000	1,001,183
Petco Animal Supplies Inc Term B 4.500% due 10/28/17 §	495,000	494,536
Pilot Travel Centers LLC Tranche B (Initial Term Loan) 4.250% due 03/30/18 §	425,000	426,992
Protection One Alarm Monitoring Inc 6.000% due 06/04/16 §	452,692	454,390
Regal Cinemas Corp 3.496% due 08/23/17 §	845,750	846,581
Sabre Inc (Initial Term Loan) 2.210% due 09/21/14 §	971,124	869,096
SeaWorld Parks & Entertainment Inc Term B 4.000% due 02/16/16 §	228,666	229,630
Six Flags Theme Parks Inc Tranche B due 02/17/16 ∞	1,000,000	1,007,500
The Goodyear Tire & Rubber Co (2nd Lien) 1.940% due 04/30/14 §	1,000,000	965,357
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	325,000	321,436
The Weather Channel Holding Corp 4.250% due 02/04/17 §	249,375	250,700
Travelport LLC (Extended Delayed Draw Term Loan) 4.741% due 08/23/15 §	697,634	668,857
Universal City Development Partners Ltd 5.500% due 11/03/14 §	894,472	898,382
Univision Communications Inc
(Extended 1st Lien Term Loan) 4.436% due 03/29/17 §	766,960	730,094
(Initial Term Loan) 2.186% due 09/29/14 §	766,960	735,131

See Supplemental Notes to Schedules of Investments	6	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Visant Corp Tranche B 5.250% due 12/22/16 §	$149,250	$149,203
VML U.S. Finance LLC Term B
(Delayed Draw Project Loan) 4.690% due 05/25/12 §	149,449	149,433
(Funded Project Loan) 4.690% due 04/11/13 §	666,919	666,848
Zuffa LLC (Initial Term Loan) 2.250% due 06/01/15 §	992,248	976,951

		31,461,513

Consumer Staples - 12.0%

Dean Foods Co Tranche B (Non-Extending) 1.750% due 04/02/14 §	496,114	479,990
Del Monte Foods Co (Initial Term Loan) 4.500% due 02/15/18 §	1,000,000	998,906
DSW Holdings Inc 4.186% due 03/02/12 §	500,000	479,167
JBS USA LLC (Initial Term Loan) 4.250% due 05/27/18 §	1,000,000	1,000,313
KIK Custom Products Inc (2nd Lien) 5.273% due 11/24/14 §	500,000	363,334
Michael Foods Group Inc Term B 4.250% due 02/24/18 §	997,500	999,495
NBTY Inc Term B-1 4.250% due 10/01/17 §	995,000	995,829
Pierre Foods Inc (1st Lien) 7.000% due 09/15/16 §	496,237	500,475
Pinnacle Foods Finance LLC 2.690% due 04/02/14 §	500,000	496,841
Reynolds Group Holdings Inc 4.250% due 02/10/18 §	997,500	993,413
Rite Aid Corp
Tranche 2 1.940% due 06/04/14 §	1,446,717	1,385,232
Tranche 5 4.500% due 03/01/18 §	194,383	191,498
Roundy’s Supermarkets Inc Tranche B (Extended) 3.724% due 11/03/13 §	992,208	996,394
Supervalu Inc Tranche B-3 due 06/02/18 ∞	700,000	689,339
4.500% due 06/02/18 §	324,188	319,250
U.S. Foodservice 2.690% due 07/03/14 §	497,409	467,565

		11,357,041

Energy - 3.2%

Citgo Petroleum Corp Term B 8.000% due 06/25/15 §	189,286	191,990
Frac Tech Services Term B 6.250% due 05/06/16 §	569,162	568,939
Gibson Energy ULC Term B 5.750% due 05/31/18 §	250,000	249,453
MEG Energy Corp (Initial Term Loan) 4.000% due 03/16/18 §	1,000,000	1,002,109
Obsidian Natural Gas Trust due 09/30/15 ∞	1,000,000	1,015,000

		3,027,491

Financials - 4.1%

Citco III Ltd Term B
due 05/24/14 ∞	325,000	324,797
due 05/05/18 ∞	175,000	175,000
Fifth Third Processing Solutions LLC Term B-1 (1st Lien) due 11/03/16 ∞	498,750	500,932
First Data Corp
Tranche B-1 (Initial Term Loan) 2.936% due 09/24/14 §	271,162	251,672
(Dollar Term Loan) 4.186% due 03/24/18 §	223,620	205,582
HUB International Ltd
(Delayed Draw Term Loan) 2.746% due 04/02/14 §	177,295	172,715
(Initial Term Loan) 2.746% due 04/02/14 §	788,722	768,347
Nuveen Investments Inc (1st Lien)
(Non-Extended) 3.257% due 11/13/14 §	691,740	684,066
(Extended) 5.757% due 05/13/17 §	808,260	809,607

		3,892,718

Health Care - 12.6%

Alere Inc Term B due 06/01/17 ∞	300,000	299,203
Alliance Imaging Inc (Initial Term Loan) due 06/29/18 ∞	500,000	499,167
Aveta Inc
(MMM Term Loan) 8.500% due 04/14/16 §	232,463	233,335
(NAMM Term Loan) 8.500% due 04/14/16 §	232,463	233,335
Axcan Intermediate Holdings Inc 5.500% due 02/11/17 §	497,500	493,520
Bausch & Lomb Inc
(Delayed Draw Term Loan) 3.436% due 04/26/15 §	96,973	96,512
(Parent Term Loan) 3.482% due 04/26/15 §	398,383	396,491
Biomet Inc (Dollar Term Loan) 3.230% due 03/25/15 §	989,717	982,911
CHS/Community Health Systems Inc
(Extended Term Loan) 3.754% due 01/25/17 §	319,750	312,555
(Non-Extended Delayed Draw Term Loan) 2.504% due 07/25/14 §	32,740	31,694
(Non-Extended Funded Term Loan) 2.504% due 07/25/14 §	636,770	616,431
DJO Finance LLC 3.186% due 11/20/13 §	452,970	449,478
Grifols Inc SA Tranche B 6.000% due 11/09/16 §	675,000	678,937
HCA Inc Tranche B-3 3.496% due 05/01/18 §	1,581,925	1,560,064
Health Management Associates Inc Term B 1.996% due 02/28/14 §	988,979	959,802
Iasis Healthcare LLC Term B 5.000% due 04/29/18 §	174,563	174,650
IMS Health Inc Tranche B (Dollar Term Loan) 4.500% due 03/10/16 §	493,756	494,990
InVentiv Health Inc Term B (Replacement) 4.750% due 08/04/16 §	495,016	494,165
Kindred Healthcare Inc 6.000% due 02/09/18 §	175,000	175,044
Multiplan Merger Corp Term B 4.750% due 08/12/17 §	673,077	671,710
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	425,000	423,008

See Supplemental Notes to Schedules of Investments	7	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Select Medical Corp
Term A 2.936% due 02/16/16 §	$251,362	$251,048
Tranche B 5.500% due 06/01/18 §	325,000	319,719
Warner Chilcott Co LLC
Term B-1 4.250% due 03/15/18 §	456,000	456,748
Term B-2 4.250% due 03/15/18 §	228,000	228,374
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	313,500	314,014

		11,846,905

Industrials - 6.4%

Bombardier Recreational Products Inc 2.786% due 06/07/13 §	497,803	487,536
Delos Aircraft Term 2 7.000% due 03/10/16 §	1,000,000	1,006,786
Goodman Global Inc (1st Lien Initial Term Loan) 5.750% due 10/21/16 §	148,875	149,609
KAR Auction Services Inc 5.000% due 05/16/17 §	325,000	326,269
Metaldyne LLC 5.250% due 05/13/17 §	174,563	174,890
Nielsen Finance LLC Term A (Dollar Term Loan) 2.190% due 08/12/13 §	967,901	957,963
Sensata Technologies BV 4.000% due 05/10/18 §	350,000	350,186
Swift Transportation Co 6.000% due 12/21/16 §	943,354	951,013
TASC Inc 4.500% due 05/03/15 §	149,734	149,697
Tomkins LLC Term B-1 4.250% due 09/28/16 §	564,471	565,225
Transdigm Inc Term B 4.000% due 02/15/17 §	248,750	249,936
VWR Funding Inc (Dollar Term Loan) 2.691% due 06/29/14 §	725,762	705,349

		6,074,459

Information Technology - 5.0%

Dealer Computer Services Inc Term B 3.750% due 04/08/18 §	250,000	250,352
Eagle Parent Inc Term B 5.000% due 05/17/18 §	275,000	268,400
Freescale Semiconductor Inc (Extended Maturity Term Loan) 4.441% due 12/01/16 §	987,129	983,890
Infor Enterprise Solutions Holdings Ltd
(Extended Delayed Draw 1st Lien) 5.940% due 07/29/15 §	344,161	333,836
(Extended Initial US Term Loan 1st Lien) 5.940% due 07/29/15 §	648,026	631,691
Kronos Inc (2nd Lien) 5.996% due 12/31/15 §	500,000	496,459
Skillsoft Corp Term B 6.500% due 05/20/17 §	489,194	496,226
Spansion LLC 8.600% due 02/01/15 §	279,719	281,117
SunGard Data Systems Inc
Tranche A 1.939% due 02/28/14 §	244,500	238,897
Tranche B 3.867% due 02/28/16 §	717,155	716,703

		4,697,571

Materials - 9.1%

Fairmount Minerals Ltd Tranche B 5.250% due 03/10/17 §	279,000	279,814
Georgia-Pacific LLC Term B (Additional Term Loan) 2.246% due 12/29/13 §	724,520	724,896
Graphic Packaging International Inc Term B 2.288% due 05/16/14 §	863,362	858,721
Hexion Specialty Chemicals Inc
Tranche C-1B 4.000% due 05/05/15 §	696,711	687,828
Tranche C-2B 4.000% due 05/05/15 §	293,819	290,073
Huntsman International LLC Term B (Dollar Term Loan) 1.718% due 04/19/14 §	268,345	262,139
(Extended Dollar Term Loan) 2.773% due 03/07/17 §	731,655	714,736
Ineos US Finance LLC
Term B-2 7.501% due 12/11/13 §	458,252	474,720
Term C-2 8.001% due 12/11/14 §	486,309	503,786
Nalco Co Tranche B-1 4.500% due 10/07/17 §	992,500	998,626
Novelis Inc 3.750% due 03/10/17 §	995,000	998,593
Solutia Inc Term 1 3.500% due 08/16/17 §	195,956	196,743
Styron SARL LLC Term B 6.000% due 01/28/17 §	497,500	497,759
Univar Inc Term B 5.000% due 02/28/17 §	845,750	845,523
Walter Energy Inc Term B 4.000% due 04/01/18 §	225,000	225,468

		8,559,425

Telecommunication Services - 6.1%

Digicel International Finance Ltd
Tranche A 2.750% due 04/25/12 §	366,736	362,152
Tranche A-T&T 2.750% due 04/25/12 §	200,036	197,536
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/03/18 §	1,950,000	1,958,937
MetroPCS Wireless Inc Tranche B-3 3.964% due 03/31/18 §	624,563	624,302
SBA (Finance) Communications Corp Term B due 06/30/18 ∞	75,000	75,188
Syniverse Holdings Inc Term B 5.250% due 12/21/17 §	996,247	1,002,473
Telesat Canada
Term I 3.190% due 06/06/14 §	455,728	450,316
Term II 3.190% due 06/06/14 §	39,146	38,681
UPC Financing Partnership (Facility X) 3.691% due 04/16/17 §	1,000,000	999,167

		5,708,752

Utilities - 5.1%

Calpine Corp
4.500% due 03/09/18 §	1,047,375	1,039,455
Term B-2 4.500% due 06/21/18 §	100,000	99,138

See Supplemental Notes to Schedules of Investments	8	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Dynegy Holdings Inc
(Facility Term Loan) 4.030% due 04/24/13 §	$1,388,246	$1,361,968
(Tranche B) 4.030% due 03/27/13 §	110,039	107,956
NRG Energy Inc (Extended Maturity Term Loan) 3.628% due 08/31/15 §	990,000	992,131
Texas Competitive Electric Holding Co LLC (Extended) 4.730% due 10/10/17 §	1,218,324	952,686
The AES Corp (Initial Term Loan) 4.250% due 05/27/18 §	299,250	299,998

		4,853,332

Total Senior Loan Notes (Cost $90,508,684)		91,479,207

	Shares
SHORT-TERM INVESTMENT - 7.9%

Money Market Fund - 7.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,412,251	7,412,251

Total Short-Term Investment (Cost $7,412,251)		7,412,251

TOTAL INVESTMENTS - 105.4% (Cost $98,592,586)		99,501,908

OTHER ASSETS & LIABILITIES, NET — (5.4%)		(5,053,816)

NET ASSETS - 100.0%		$94,448,092

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$610,450	$—	$610,450	$—
	Senior Loan Notes	91,479,207	—	91,479,207	—
	Short-Term Investment	7,412,251	7,412,251	—	—

	Total	$99,501,908	$7,412,251	$92,089,657	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	9	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 68.9%

Consumer Discretionary - 9.9%

ARAMARK Holdings Corp PIK 8.625% due 05/01/16 ~	$500,000	$511,250
Comcast Corp 4.950% due 06/15/16	1,000,000	1,098,418
DIRECTV Holdings LLC 3.500% due 03/01/16	1,500,000	1,549,251
DISH DBS Corp
6.625% due 10/01/14	500,000	527,500
7.125% due 02/01/16	500,000	530,000
Hyatt Hotels Corp 6.875% due 08/15/19 ~	750,000	837,822
Kabel BW Erste Beteiligungs GmbH (Germany) 7.500% due 03/15/19 ~	250,000	256,250
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	500,000	495,152
Toll Brothers Finance Corp 6.750% due 11/01/19	750,000	776,803
Toys R Us Property Co II LLC 8.500% due 12/01/17	750,000	787,500
Viacom Inc 3.500% due 04/01/17	1,000,000	1,018,044

		8,387,990

Consumer Staples - 2.4%

Cencosud SA (Chile) 5.500% due 01/20/21 ~	500,000	502,500
Del Monte Foods Co 7.625% due 02/15/19 ~	500,000	507,500
Hypermarcas SA (Brazil) 6.500% due 04/20/21 ~	500,000	501,875
Reynolds Group Issuer Inc 8.500% due 10/15/16 ~	500,000	523,750

		2,035,625

Energy - 6.7%

Alpha Natural Resources Inc 6.000% due 06/01/19	500,000	501,250
Arch Coal Inc 7.000% due 06/15/19 ~	500,000	501,250
Gazprom OAO Via Gaz Capital SA (Luxembourg) 5.092% due 11/29/15 ~	500,000	523,900
Lukoil International Finance BV (Netherlands) 6.356% due 06/07/17 ~	500,000	545,000
Marathon Petroleum Corp 3.500% due 03/01/16 ~	750,000	769,291
OGX Petroleo e Gas Participacoes SA (Brazil) 8.500% due 06/01/18 ~	500,000	516,750
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	750,000	773,342
TNK-BP Finance SA (Luxembourg) 6.250% due 02/02/15 ~	500,000	546,350
Weatherford International Ltd (Bermuda) 5.125% due 09/15/20	1,000,000	1,022,884

		5,700,017

Financials - 28.1%

Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	350,000	347,520
Ally Financial Inc 6.250% due 12/01/17 ~	500,000	498,750
American International Group Inc 6.400% due 12/15/20	1,000,000	1,077,615
AON Corp 3.125% due 05/27/16	1,000,000	997,371
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	500,000	504,266
Bank of America Corp
3.625% due 03/17/16	500,000	501,741
5.875% due 01/05/21	1,000,000	1,050,698
BRE Properties Inc REIT 5.500% due 03/15/17	1,000,000	1,091,402
Camden Property Trust REIT 4.625% due 06/15/21	500,000	493,427
Citigroup Inc
4.587% due 12/15/15	750,000	789,151
4.750% due 05/19/15	750,000	793,564
Dexus Diversified Trust (Australia) 5.600% due 03/15/21 ~	500,000	505,847
Export-Import Bank of Korea (South Korea) 3.750% due 10/20/16	500,000	506,591
FUEL Trust
3.984% due 06/15/16 ~	1,000,000	992,493
4.207% due 04/15/16 ~	500,000	502,208
General Electric Capital Corp
2.100% due 01/07/14	500,000	507,268
5.300% due 02/11/21	500,000	520,897
Host Hotels & Resorts LP REIT 5.875% due 06/15/19 ~	1,000,000	1,006,250
JPMorgan Chase & Co
3.150% due 07/05/16	1,000,000	1,006,766
4.250% due 10/15/20	500,000	489,760
JPMorgan Chase Bank NA 6.000% due 10/01/17	500,000	556,044
Kilroy Realty LP REIT 4.800% due 07/15/18	500,000	491,892
Korea Development Bank (South Korea) 4.000% due 09/09/16	500,000	513,555
Liberty Mutual Group Inc 5.000% due 06/01/21 ~	500,000	474,041
Lincoln National Corp 4.850% due 06/24/21	500,000	494,469
Macquarie Group Ltd (Australia) 6.250% due 01/14/21 ~	500,000	500,274
Marsh & McLennan Cos Inc 5.750% due 09/15/15	500,000	549,762
Merrill Lynch & Co Inc 6.875% due 04/25/18	750,000	830,542
Morgan Stanley
3.800% due 04/29/16	750,000	741,743
5.500% due 01/26/20	500,000	507,064
ProLogis LP 4.000% due 01/15/18	500,000	489,086
Raymond James Financial Inc 4.250% due 04/15/16	500,000	516,490
The Goldman Sachs Group Inc
5.350% due 01/15/16	500,000	539,851
5.375% due 03/15/20	1,000,000	1,033,789
UDR Inc REIT 4.250% due 06/01/18	500,000	496,988
Ventas Realty LP REIT 4.750% due 06/01/21	500,000	488,687
Wells Operating Partnership II LP REIT 5.875% due 04/01/18 ~	500,000	516,146

		23,924,008

Industrials - 9.0%

Air Canada (Canada) 9.250% due 08/01/15 ~	500,000	514,375
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/15/16 ~	476,000	490,875

See Supplemental Notes to Schedules of Investments	10	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	$500,000	$503,750
Continental Airlines 2010-1 Class A Pass Through Trust 4.750% due 01/12/21	500,000	487,500
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200% due 07/02/18	741,219	772,291
Delta Air Lines Inc 9.500% due 09/15/14 ~	500,000	535,625
Florida East Coast Railway Corp 8.125% due 02/01/17 ~	200,000	207,500
International Lease Finance Corp
5.750% due 05/15/16	750,000	738,970
6.750% due 09/01/16 ~	1,000,000	1,070,000
JMC Steel Group 8.250% due 03/15/18 ~	500,000	510,000
Owens Corning 6.500% due 12/01/16	500,000	544,389
Ryder System Inc 3.500% due 06/01/17	500,000	504,692
Spirit Aerosystems Inc 7.500% due 10/01/17	250,000	264,375
US Airways Pass Through Trust ‘A’ 7.125% due 10/22/23	500,000	500,000

		7,644,342

Information Technology - 1.5%

EH Holding Corp
6.500% due 06/15/19 ~	500,000	511,250
7.625% due 06/15/21 ~	500,000	512,500
Google Inc 2.125% due 05/19/16	250,000	250,827

		1,274,577

Materials - 7.1%

Alcoa Inc 5.400% due 04/15/21	500,000	502,148
APERAM (Luxembourg) 7.375% due 04/01/16 ~	500,000	505,000
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	750,000	742,874
Berry Plastics Corp 5.028% due 02/15/15 §	500,000	496,250
Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	500,000	505,650
FMG Resources August 2006 Pty Ltd (Australia) 6.375% due 02/01/16 ~	500,000	501,250
International Paper Co 5.250% due 04/01/16	500,000	540,485
Inversiones CMPC SA (Chile) 4.750% due 01/19/18 ~	500,000	501,713
Quadra FNX Mining Ltd (Canada) 7.750% due 06/15/19 ~	500,000	507,500
Teck Resources Ltd (Canada) 3.150% due 01/15/17	750,000	751,431
Vulcan Materials Co 6.500% due 12/01/16	500,000	497,233

		6,051,534

Telecommunication Services - 3.3%

American Tower Corp 4.500% due 01/15/18	500,000	500,215
CenturyLink Inc 5.150% due 06/15/17	500,000	501,176
Frontier Communications Corp 7.875% due 04/15/15	500,000	545,000
Qwest Communications International Inc 8.000% due 10/01/15	500,000	546,250
Qwest Corp 7.500% due 06/15/23	750,000	754,688

		2,847,329

Utilities - 0.9%

Eskom Holdings Ltd (South Africa) 5.750% due 01/26/21 ~	250,000	260,000
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	500,000	492,844

		752,844

Total Corporate Bonds & Notes (Cost $58,209,790)		58,618,266

SENIOR LOAN NOTES - 13.5%

Consumer Discretionary - 5.2%

Burger King Corp Term B 4.500% due 10/19/16 §	497,500	496,921
Capital Automotive LP Tranche B 5.000% due 03/11/17 §	493,617	494,543
Chrysler Group LLC 6.000% due 05/25/17 §	500,000	488,333
Delphi Corp Term B 3.500% due 03/31/17 §	427,631	429,946
Harron Communications LP Term B 5.250% due 10/06/17 §	498,750	498,953
Jo-Ann Stores Inc 4.750% due 03/16/18 §	500,000	493,750
Petco Animal Supplies Inc (1st Lien) 4.500% due 11/30/17 §	495,000	494,536
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	500,000	494,517
UCI International Inc 5.500% due 07/26/17 §	497,500	501,439

		4,392,938

Consumer Staples - 1.2%

Sprouts Farmers Markets Holdings LLC (Initial Term Loan) 6.000% due 04/18/18 §	498,750	495,633
U.S. Foodservice 5.750% due 03/31/17 §	498,750	485,450

		981,083

Financials - 2.2%

Fifth Third Processing Solutions LLC Term B-1 (1st Lien) 4.500% due 11/03/16 §	498,750	500,932
First Data Corp (Dollar Term Loan) 4.186% due 03/24/18 §	500,000	459,668
First Data Corp (Initial Tranche B-1) 2.936% due 09/24/14 §	469,297	435,566
Nuveen Investments Inc (Extended 1st Lien Term Loan) 5.757% due 05/13/17 §	500,000	500,833

		1,896,999

Health Care - 0.6%

Axcan Intermediate Holdings 5.500% due 02/10/17 §	497,499	493,520

See Supplemental Notes to Schedules of Investments	11	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Industrials - 2.6%

AWAS Finance Luxembourg SARL Term B 5.250% due 06/10/16 §	$500,000	$501,720
KAR Auction Services Inc 5.000% due 05/19/17 §	500,000	501,953
Nielson Finance LLC ‘C’ (Dollar Term Loan) 3.440% due 05/02/16 §	748,111	745,370
Sensus USA Inc (1st Lien Term Loan) 4.750% due 05/09/17 §	498,750	501,140

		2,250,183

Information Technology - 0.5%

CDW LLC (Extended Term Loan) 4.500% due 07/15/17 §	460,538	454,877

Materials - 0.6%

Exopack LLC Term B 6.500% due 05/31/17 §	500,000	500,000

Utilities - 0.6%

Star West Generation LLC Term B (Advance) 6.000% due 05/17/18 §	500,000	496,875

Total Senior Loan Notes (Cost $11,471,463)		11,466,475

U.S. TREASURY OBLIGATIONS - 9.1%

U.S. Treasury Notes - 9.1%

0.625% due 04/30/13	500,000	501,807
0.750% due 06/15/14	1,000,000	998,672
1.750% due 05/31/16	1,750,000	1,752,060
2.125% due 12/31/15	750,000	769,687
2.375% due 05/31/18	1,500,000	1,490,979
2.625% due 11/15/20	1,500,000	1,443,516
2.750% due 12/31/17	505,000	518,217
4.375% due 05/15/41	250,000	249,686

Total U.S. Treasury Obligations (Cost $7,679,290)		7,724,624

	Shares
SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,181,173	5,181,173

Total Short-Term Investment (Cost $5,181,173)		5,181,173

TOTAL INVESTMENTS - 97.6% (Cost $82,541,716)		82,990,538

OTHER ASSETS & LIABILITIES, NET - 2.4%		2,013,659

NET ASSETS - 100.0%		$85,004,197

Notes to Schedule of Investments
(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $495,000 or 0.6% of the net assets as of June 30, 2011, which could be extended at the option of the borrower:

	Unfunded
	Loan		Unrealized
Borrower	Commitment	Value	Appreciation

Husky Injection Molding	$495,000	$501,667	$6,667

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$58,618,266	$—	$56,858,475	$1,759,791
	Senior Loan Notes	11,466,475	—	11,466,475	—
	U.S. Treasury Obligations	7,724,624	—	7,724,624	—
	Short-Term Investment	5,181,173	5,181,173	—	—
	Unfunded Loan Commitment	501,667	—	501,667	—

	Total	$83,492,205	$5,181,173	$76,551,241	$1,759,791

See Supplemental Notes to Schedules of Investments	12	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2011:

Corporate Bonds
& Notes

Value, Beginning of Period	$1,504,015
Purchases	985,000
Sales	(729,375)
Accrued Discounts (Premiums)	—
Net Realized Losses	(23,810)
Change in Net Unrealized Appreciation	23,961
Transfer In	—
Transfer Out	—

Value, End of Period	$1,759,791

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$23,961

See Supplemental Notes to Schedules of Investments	13	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Financials - 0.0%

Wells Fargo & Co 7.500%	100	$106,000

Total Convertible Preferred Stocks (Cost $100,000)		106,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 26.0%

Consumer Discretionary - 0.1%
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13	$300,000	319,500

Energy - 0.8%

EOG Resources Inc 1.023% due 02/03/14 §	1,000,000	1,010,271
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	1,000,000	1,022,853
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	100,000	105,350

		2,138,474

Financials - 23.1%

ABN AMRO Bank NV (Netherlands) 2.043% due 01/30/14 § ~	1,000,000	1,021,527
Ally Financial Inc
3.466% due 02/11/14 §	700,000	688,360
8.300% due 02/12/15	100,000	112,000
American Express Bank FSB
0.316% due 05/29/12 §	300,000	299,381
0.340% due 06/12/12 §	500,000	499,025
American International Group Inc 8.175% due 05/15/58 §	200,000	219,270
Banco Santander (Chile) 1.524% due 04/20/12 § ~	300,000	300,319
Banco Santander Brazil SA (Brazil)
2.347% due 03/18/14 § ~	1,600,000	1,634,096
4.250% due 01/14/16 ~	400,000	403,352
Bank of America Corp 0.924% due 06/11/12 §	GBP 900,000	1,434,423
Commonwealth Bank of Australia (Australia) 0.975% due 03/17/14 ~ §	$1,500,000	1,501,871
Countrywide Financial Corp 5.800% due 06/07/12	400,000	417,342
Credit Agricole Home Loan SFH (France) 1.024% due 07/21/14 § ~	400,000	400,485
Dexia Credit Local SA NY (France) 0.652% due 03/05/13 § ~	4,400,000	4,389,700
Ford Motor Credit Co LLC
7.250% due 10/25/11	500,000	507,542
7.500% due 08/01/12	900,000	942,639
FUEL Trust 3.984% due 06/15/16 ~	1,000,000	992,493
General Electric Capital Corp 0.367% due 12/20/13 §	200,000	197,709
General Motors Acceptance Corp
6.000% due 12/15/11	500,000	507,500
7.000% due 02/01/12	600,000	612,900
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	300,000	288,950
HSBC Finance Corp 0.528% due 01/15/14 §	4,600,000	4,527,651
ICICI Bank Ltd (India) 2.008% due 02/24/14 ~ §	300,000	298,348
ING Bank NV (Netherlands)
1.297% due 03/15/13 § ~	900,000	902,071
1.652% due 06/09/14 § ~ ∆	3,000,000	3,012,030
Merrill Lynch & Co Inc
1.734% due 08/25/14 §	EUR 1,000,000	1,404,461
2.276% due 09/27/12 §	1,000,000	1,422,331
5.450% due 07/15/14	$300,000	323,120
Metlife Institutional Funding II 1.146% due 04/04/14 § ~	2,100,000	2,102,914
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	100,000	106,430
Morgan Stanley
1.711% due 04/13/16 §	EUR 1,000,000	1,357,831
1.730% due 11/29/13 §	200,000	282,809
2.761% due 05/14/13 §	$1,000,000	1,027,279
National Australia Bank Ltd (Australia) 1.010% due 04/11/14 § ~	1,700,000	1,699,550
Nordea Eiendomskreditt AS (Norway) 0.714% due 04/07/14 § ~	2,200,000	2,203,357
SLM Corp
3.125% due 09/17/12	EUR 700,000	1,005,375
6.250% due 01/25/16	$3,100,000	3,218,023
Societe Generale SA (France) 1.326% due 04/11/14 § ~	1,200,000	1,189,643
SSIF Nevada LP 0.981% due 04/14/14 § ~	1,700,000	1,701,408
Sun Life Financial Global Funding LP 0.547% due 10/06/13 § ~	1,500,000	1,489,129
The Goldman Sachs Group Inc
1.695% due 02/04/13 §	EUR 1,500,000	2,158,137
5.375% due 02/15/13	500,000	749,483
The Royal Bank of Scotland Group PLC (United Kingdom)
2.679% due 08/23/13 §	$700,000	718,417
3.000% due 12/09/11 ~	200,000	202,309
4.875% due 03/16/15	400,000	415,327
UBS AG (Switzerland) 1.359% due 02/23/12 §	1,100,000	1,107,152
Volkswagen International Finance NV (Netherlands) 0.696% due 10/01/12 § ~	1,900,000	1,905,687
Wachovia Corp
1.570% due 02/13/14 §	EUR 500,000	711,289
5.228% due 05/25/12 §	AUD 1,400,000	1,491,094
Westpac Banking Corp (Australia) 0.976% due 03/31/14 § ~	$2,300,000	2,304,347

		58,407,886

Health Care - 0.3%
HCA Inc 7.250% due 09/15/20	600,000	647,250

Industrials - 0.7%

International Lease Finance Corp
5.350% due 03/01/12	500,000	508,750
6.375% due 03/25/13	900,000	931,500
6.500% due 09/01/14 ~	100,000	106,500
6.750% due 09/01/16 ~	100,000	107,000
7.125% due 09/01/18 ~	200,000	215,000

		1,868,750

Materials - 0.3%

Cemex SAB de CV (Mexico) 5.246% due 09/30/15 § ~ ∆	700,000	677,289

See Supplemental Notes to Schedules of Investments	14	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 0.7%

TDC AS (Denmark) 3.500% due 02/23/15 ~	EUR 1,200,000	$1,758,169

Total Corporate Bonds & Notes (Cost $64,586,233)		65,817,318

MORTGAGE-BACKED SECURITIES - 9.1%

Collateralized Mortgage Obligations - Commercial - 1.9%

Banc of America Large Loan Inc 1.937% due 11/15/15 “ § ~	$975,320	905,673
BCRR Trust 4.230% due 12/22/28 “ ~	419,363	419,114
DBUBS Mortgage Trust 3.386% due 07/12/44 “ § ~	1,900,000	1,904,800
European Loan Conduit (Ireland) 1.570% due 05/15/19 “ § ~	EUR 552,538	734,742
JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 “	$110,000	117,199
Morgan Stanley Capital I 6.074% due 06/11/49 “ §	100,000	109,413
UBS Commercial Mortgage Trust 1.087% due 07/15/24 “ § ~	521,365	492,363
Wachovia Bank Commercial Mortgage Trust 5.418% due 01/15/45 “ §	210,000	228,163

		4,911,467

Collateralized Mortgage Obligations - Residential - 7.2%

Arran Residential Mortgages Funding PLC (United Kingdom)
2.620% due 11/19/47 “ § ~	EUR 1,200,000	1,739,490
2.870% due 11/19/47 “ § ~	500,000	724,935
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 08/25/35 “ §	$31,137	29,426
2.400% due 08/25/35 “ §	53,585	49,805
2.710% due 03/25/35 “ §	103,917	97,807
2.731% due 03/25/35 “ §	32,123	30,202
3.113% due 01/25/35 “ §	3,072,951	2,754,906
Citigroup Mortgage Loan Trust Inc
2.370% due 08/25/35 “ §	47,755	45,579
2.450% due 08/25/35 “ §	40,429	35,243
Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 06/25/35 “ § ~	32,006	29,028
4.432% due 01/19/34 “ §	167,592	158,133
Fannie Mae
0.536% due 07/25/37 “ §	789,842	792,553
0.566% due 07/25/37 “ §	723,819	726,622
0.626% due 05/25/36 “ §	550,677	553,714
0.631% due 02/25/37 “ §	164,050	164,051
0.866% due 02/25/41 “ §	925,720	933,823
Freddie Mac 0.787% due 12/15/37 “ §	2,639,447	2,661,391
GSR Mortgage Loan Trust 2.790% due 09/25/35 “ §	82,309	78,820
Holmes Master Issuer (United Kingdom) 1.427% due 07/15/40 “ § ~	EUR 1,200,000	1,741,376
JP Morgan Mortgage Trust 5.180% due 06/25/35 “ §	$401,603	398,540
MLCC Mortgage Investors Inc 2.192% due 12/25/34 “ §	230,139	225,886
New York Mortgage Trust Inc 2.820% due 05/25/36 “ §	700,000	560,122
Permanent Master Issuer PLC (United Kingdom) 2.617% due 07/15/40 “ § ~	EUR 500,000	724,361
RBSSP Resecuritization Trust 2.214% due 07/26/45 “ § ~	$1,019,264	994,065
Residential Accredit Loans Inc 0.366% due 06/25/46 “ §	162,936	60,222
Structured Asset Mortgage Investments Inc 0.396% due 05/25/46 “ §	148,177	82,309
Wells Fargo Mortgage Backed Securities Trust
2.814% due 10/25/35 “ §	535,938	485,320
2.816% due 10/25/35 “ §	1,400,000	1,215,225

		18,092,954

Total Mortgage-Backed Securities (Cost $22,622,564)		23,004,421

ASSET-BACKED SECURITIES - 4.8%

Aames Mortgage Investment Trust 0.476% due 10/25/35 “ §	134,728	134,158
AMMC CLO (Cayman) 0.482% due 08/08/17 “ § ~	198,330	191,612
ARES Funds CLO (Cayman) 0.477% due 03/12/18 “ § ~	425,839	415,916
Asset Backed Funding Certificates 0.666% due 06/25/35 “ §	892,739	878,781
Driver One GmbH (Germany) 2.202% due 09/21/14 “ § ~	EUR 290,623	422,217
First Franklin Mortgage Loan Asset-Backed Certificates 0.236% due 11/25/36 “ §	$16,487	16,411
Freddie Mac Structured Pass-Through Securities 0.466% due 09/25/31 “ §	2,609	2,477
Harvest SA CLO (Luxembourg) 2.003% due 03/29/17 “ § ~	EUR 302,077	424,910
Hillmark Funding CDO (Cayman) 0.509% due 05/21/21 “ § ~	$1,100,000	1,033,568
Katonah Ltd CLO (Cayman) 0.567% due 09/20/16 “ § ~	510,232	497,726
MAGI Funding I PLC CDO 1.835% due 04/11/21 “ § ~	EUR 464,742	630,128
Pacifica Ltd CLO (Cayman) 0.611% due 02/15/17 “ § ~	$755,734	739,476
Park Place Securities Inc 0.866% due 12/25/34 “ §	341,620	322,287
Plymouth Rock Ltd Inc CLO 1.761% due 02/16/19 “ § ~	857,239	856,657
Race Point CLO (Cayman) 0.811% due 05/15/15 “ § ~	490,036	484,243
SLM Student Loan Trust
1.731% due 12/15/23 “ §	EUR 2,110,299	2,910,619
1.741% due 09/15/21 “ § ~	1,132,551	1,607,215
Structured Asset Securities Corp 0.276% due 02/25/37 “ §	$182,672	180,924
Wood Street BV CLO (Netherlands) 1.763% due 03/29/21 “ § ~	EUR 246,374	340,390

Total Asset-Backed Securities (Cost $11,816,249)		12,089,715

U.S. TREASURY OBLIGATIONS - 86.9%

U.S. Treasury Inflation Protected Securities - 86.9%

0.125% due 04/15/16 ^	$1,426,180	1,458,269
0.500% due 04/15/15 ^	2,178,939	2,273,246
0.625% due 04/15/13 ^	2,021,277	2,081,915

See Supplemental Notes to Schedules of Investments	15	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
1.125% due 01/15/21 ^	$3,803,267	$3,948,563
1.250% due 04/15/14 ^	2,018,731	2,142,221
1.250% due 07/15/20 ^	5,567,724	5,888,302
1.375% due 01/15/20 ^	103,982	111,488
1.625% due 01/15/15 ^ ‡	8,245,300	8,941,465
1.625% due 01/15/18 ^	1,609,995	1,772,001
1.750% due 01/15/28 ^	5,044,651	5,284,272
1.875% due 07/15/13 ^	7,713,027	8,198,107
1.875% due 07/15/19 ^	5,897,416	6,594,968
2.000% due 04/15/12 ^	1,218,910	1,245,859
2.000% due 01/15/14 ^	16,426,326	17,608,105
2.000% due 07/15/14 ^	2,505,090	2,733,289
2.000% due 01/15/16 ^	1,472,783	1,636,975
2.000% due 01/15/26 ^	4,871,513	5,327,077
2.125% due 01/15/19 ^	4,189,240	4,759,697
2.125% due 02/15/40 ^	3,121,020	3,394,596
2.125% due 02/15/41 ^	6,571,456	7,135,162
2.375% due 01/15/17 ^	2,118,519	2,417,264
2.375% due 01/15/25 ^	7,015,818	8,065,607
2.375% due 01/15/27 ^ ‡	15,024,485	17,083,821
2.500% due 01/15/29 ^	8,387,405	9,737,130
2.625% due 07/15/17 ^ ‡	10,655,707	12,353,643
3.000% due 07/15/12 ^ ‡	35,716,168	37,208,876
3.375% due 01/15/12 ^	12,675,636	12,932,972
3.375% due 04/15/32 ^	190,022	251,571
3.625% due 04/15/28 ^	5,102,181	6,723,720
3.875% due 04/15/29 ^	15,283,345	20,881,260

		220,191,441

Total U.S. Treasury Obligations (Cost $216,441,452)		220,191,441

FOREIGN GOVERNMENT BONDS & NOTES - 6.1%

Australian Government Bond (Australia)
2.500% due 09/20/30	AUD 200,000	217,557
3.000% due 09/20/25	1,100,000	1,315,290
4.000% due 08/20/20	300,000	538,929
Canada Housing Trust No. 1(Canada) 2.450% due 12/15/15 ~	CAD 1,200,000	1,245,502
Canadian Government Bond (Canada) 2.750% due 09/01/16	700,000	738,511
Instituto de Credito Oficial (Spain) 3.276% due 03/25/14 § ~ ∆	EUR 1,600,000	2,292,802
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16	925,992	1,331,245
2.100% due 09/15/21	3,019,625	4,098,016
2.350% due 09/15/19	851,128	1,207,117
2.600% due 09/15/23	329,178	463,426
Italy Certificati di Credito Del Tesoro (Italy) 2.426% due 10/15/17 § ~	1,100,000	1,535,171
New South Wales Treasury Corp (Australia) 2.750% due 11/20/25	AUD 500,000	577,941

Total Foreign Government Bonds & Notes (Cost $14,998,019)		15,561,507

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	$95,000	70,454
Tobacco Settlement Financing Corp of RI ‘A’ 6.000% due 06/01/23	55,000	55,705

Total Municipal Bonds (Cost $139,533)		126,159

PURCHASED OPTIONS - 0.0%

(See Note (g) in Notes to Schedule of Investments) (Cost $44,201)		74,912

SHORT-TERM INVESTMENTS - 0.8%

Commercial Paper - 0.2%

Itau Unibanco Holding SA (Brazil) 1.296% due 07/07/11	600,000	599,890

Repurchase Agreement - 0.2%

Barclays PLC 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $500,000, collateralized by U.S. Treasury Inflation Protected Securities:1.750% due 01/15/28 and value $510,263)	500,000	500,000

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	869,495	869,495

Total Short-Term Investments (Cost $1,969,365)		1,969,385

TOTAL INVESTMENTS - 133.8% (Cost $332,717,616)		338,940,858

OTHER ASSETS & LIABILITIES, NET — (33.8%)		(85,586,125)

NET ASSETS - 100.0%		$253,354,733

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of June 30, 2011, 2.4% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Supplemental Notes to Schedules of Investments	16	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
(c)	Open futures contracts outstanding as of June 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/11)	49	$49,000,000	$10,733
Eurodollar (12/11)	22	22,000,000	7,987
Eurodollar (03/12)	55	55,000,000	37,538
Eurodollar (06/12)	171	171,000,000	95,897
Eurodollar (09/12)	22	22,000,000	12,044
Eurodollar (12/12)	22	22,000,000	(1,526)
Eurodollar (03/13)	13	13,000,000	(7,748)

Total Futures Contracts			$154,925

(d)	Reverse repurchase agreements outstanding as of June 30, 2011 were as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount

JPM	0.110%	06/15/11	07/06/11	$5,116,066	$5,115,738
JPM	0.110%	06/07/11	07/07/11	658,060	658,000
CSF	0.120%	05/25/11	08/25/11	7,011,400	7,009,250

					$12,782,988

(e)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the three-month period ended June 30, 2011 was $4,081,832 at a weighted average interest rate of 0.131%.

(f)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	AUD	1,713,000	07/11	DUB	$(45,202)
Buy	BRL	1,531,244	08/11	UBS	26,155
Sell	BRL	1,531,244	08/11	BRC	(15,729)
Buy	BRL	1,531,244	09/11	BRC	15,122
Sell	CAD	60,000	09/11	DUB	(1,176)
Sell	CAD	61,000	09/11	RBC	(1,260)
Buy	CNY	237,000	11/11	BRC	(77)
Buy	CNY	1,424,792	11/11	CIT	1,975
Buy	CNY	887,138	11/11	JPM	(252)
Buy	CNY	2,318,616	02/12	DUB	3,705
Sell	EUR	295,000	07/11	BRC	—
Sell	EUR	380,000	07/11	JPM	—
Sell	EUR	10,000	07/11	UBS	—
Sell	EUR	25,246,000	09/11	CIT	(328,119)
Sell	GBP	901,000	09/11	UBS	34,762
Buy	IDR	3,209,200,000	10/11	CIT	19,690
Buy	IDR	1,480,000,000	10/11	GSC	9,112
Buy	IDR	1,781,400,000	01/12	CIT	4,131
Buy	INR	87,007,900	08/11	BRC	68,138
Buy	INR	10,400,000	08/11	DUB	8,297
Buy	INR	4,449,000	08/11	HSB	199
Buy	INR	9,088,000	08/11	JPM	1,646
Sell	JPY	56,435,000	07/11	JPM	(27,335)
Buy	KRW	2,622,415,000	08/11	JPM	61,479
Buy	KRW	218,660,000	08/11	MSC	4,243
Buy	MXN	4,719,120	07/11	CIT	2,798
Buy	MXN	6,369,485	07/11	HSB	13,664
Buy	MXN	3,626,450	07/11	MSC	9,534
Sell	MXN	14,715,055	07/11	MSC	15,778
Buy	MXN	14,715,055	11/11	MSC	(13,042)
Buy	MYR	764,070	08/11	BRC	5,122
Buy	MYR	950,000	08/11	CIT	5,578
Buy	MYR	243,325	08/11	HSB	1,255
Buy	MYR	100,000	08/11	JPM	558
Buy	MYR	283,084	11/11	CIT	(2,096)
Buy	PHP	16,651,010	11/11	BRC	4,559
Buy	PHP	5,300,000	11/11	CIT	1,331
Buy	PHP	30,782,000	03/12	CIT	(13,391)
Buy	SGD	260,815	09/11	BRC	8,369
Buy	SGD	100,000	09/11	CIT	3,290
Buy	SGD	1,003,295	09/11	RBS	12,390
Buy	SGD	252,030	12/11	CIT	5,300

Total Forward Foreign Currency Contracts					$(99,499)

See Supplemental Notes to Schedules of Investments	17	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
(g)	Purchased options outstanding as of June 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value

Call — OTC 1-Year Interest Rate Swap ∆	Pay	1.250%	04/30/12	RBS	$14,100,000	$44,201	$74,912

Total Purchased Options						$44,201	$74,912

(h)	Transactions in written options for the three-month period ended June 30, 2011 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in AUD	in $	Premium

Outstanding, March 31, 2011	87	—	34,800,000	$351,070
Call Options Written	16	—	9,500,000	54,250
Put Options Written	30	1,400,000	37,700,000	142,589
Call Options Closed	(60)	—	—	(28,241)
Call Options Expired	—	—	(1,300,000)	(5,635)
Put Options Expired	(35)	—	(1,500,000)	(21,507)

Outstanding, June 30, 2011	38	1,400,000	79,200,000	$492,526

(i)	Premiums received and value of written options outstanding as of June 30, 2011 were as follows:
Credit Default Swaptions — Sell Protection (1)

	Exercise	Expiration	Counter- Notional
Description	Rate	Date	party	Amount	Premium	Value

Put — OTC Dow Jones CDX IG15 Index	1.200%	09/21/11	UBS	$100,000	$540	$(51)
Put — OTC Dow Jones CDX IG16 Index	1.300%	09/21/11	MSC	400,000	1,800	(490)

					$2,340	$(541)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The fund is only obligated if the swaption is exercised.
Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value

Put — OTC Australian dollar versus U.S. dollar ∆	$0.99	08/18/11	UBS	AUD 1,400,000	$12,372	$(88,409)

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	$1,200,000	$10,320	$(3,215)
Floor — OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(5,579)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(922)
Floor — OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(2,854)

						$38,770	$(12,570)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Receive	1.800%	08/24/11	RBS	$2,800,000	$5,320	$(4,644)
Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	08/24/11	DUB	1,300,000	7,930	(4,680)
Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	MER	4,400,000	30,360	(27,611)

						43,610	(36,935)

See Supplemental Notes to Schedules of Investments	18	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put — OTC 5-Year Interest Rate Swap	Pay	2.500%	08/24/11	RBS	$2,800,000	$11,480	$(6,057)
Put — OTC 10-Year Interest Rate Swap	Pay	3.750%	08/24/11	DUB	1,300,000	6,500	(3,865)
Put — OTC 10-Year Interest Rate Swap	Pay	3.750%	10/11/11	MER	4,400,000	49,720	(36,715)
Put — OTC 1-Year Interest Rate Swap	Pay	2.000%	04/30/12	RBS	28,200,000	46,177	(15,741)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	3,800,000	34,352	(13,884)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	1,400,000	15,688	(5,115)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,000,000	11,177	(3,654)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	2,200,000	24,378	(8,038)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	(3)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	(7)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	600,000	4,087	(3,049)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	300,000	1,920	(1,525)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	12,600,000	101,115	(64,039)

						311,314	(161,692)

						$354,924	$(198,627)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Call — CBOT 20-Year U.S. Treasury Note Futures (08/11)	$125.00	07/22/11	MER	10	$4,518	$(938)
Call — CME Eurodollar Futures (09/11)	99.38	09/19/11	MER	9	4,140	(6,975)

					8,658	(7,913)

Put — CBOT 10-Year U.S. Treasury Note Futures (08/11)	121.00	07/22/11	MER	10	3,268	(4,063)
Put — CME Eurodollar Futures (09/11)	99.38	09/19/11	MER	9	5,715	(675)

					8,983	(4,738)

					$17,641	$(12,651)

Straddle Options

	Exercise	Expiration	Counter-	Notional
Description	Price (1)	Date	party	Amount	Premium	Value

Call & Put — OTC 1-Year vs. 1 Year Forward Volatility Agreement ∆	$—	10/11/11	JPM	$1,200,000	$6,096	$(7,767)
Call & Put — OTC 1-Year vs. 2 Year Forward Volatility Agreement ∆	—	10/11/11	MSC	2,600,000	28,849	(42,140)
Call & Put — OTC 1-Year vs. 2 Year Forward Volatility Agreement ∆	—	11/14/11	MSC	2,900,000	31,534	(47,537)

					$66,479	$(97,444)
					=

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$492,526	$(410,242)

(j)	Swap agreements outstanding as of June 30, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11(3)	Amount (4)	Value	(Received)	(Depreciation)

Pulte Homes Inc 5.250% due 01/15/14	(1.000)%	09/20/11	DUB	0.940%	$500,000	$(222)	$1,858	$(2,080)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.000)%	03/20/13	DUB	0.632%	300,000	(2,000)	5,065	(7,065)
American International Group Inc 5.875% due 05/01/13	(5.000)%	03/20/13	GSC	2.517%	900,000	(38,923)	(41,360)	2,437

						$(41,145)	$(34,437)	$(6,708)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11(3)	Amount (4)	Value	(Received)	(Depreciation)

Petrobras International 8.375% due 12/10/18	1.000%	09/20/12	DUB	0.688%	$100,000	$416	$(1,241)	$1,657
American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	1.002%	1,200,000	20,238	—	20,238

See Supplemental Notes to Schedules of Investments	19	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11(3)	Amount (4)	Value	(Received)	(Depreciation)

France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	0.624%	$800,000	$(11,556)	$(16,897)	$5,341
Republic of Brazil 12.250% due 03/06/30	1.000%	06/20/15	BRC	0.938%	800,000	2,153	(6,842)	8,995
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	06/20/15	GSC	0.478%	1,600,000	33,050	17,606	15,444
Republic of Brazil 12.250% due 03/06/30	1.000%	06/20/15	HSB	0.938%	700,000	1,884	(7,024)	8,908
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	BRC	0.700%	800,000	(15,543)	(15,888)	345
Japanese Government Bond 2.000% due 03/21/22 ∆	1.000%	12/20/15	GSC	0.792%	1,000,000	9,302	22,098	(12,796)
Japanese Government Bond 2.000% due 03/21/22 ∆	1.000%	06/20/16	HSB	0.867%	1,300,000	8,633	(635)	9,268

						$48,577	$(8,823)	$57,400

Credit Default Swaps on Credit Indices — Sell Protection (2)

	Fixed Deal					Upfront	Unrealized
	Receive	Expiration	Counter-	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	$1,900,000	$233,937	$244,835	$(10,898)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	DUB	200,000	24,625	30,200	(5,575)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	1,200,000	147,749	168,000	(20,251)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	UBS	300,000	36,937	42,300	(5,363)
Dow Jones CDX IG-16 5Y ∆	1.000%	06/20/16	GSC	2,400,000	9,691	4,994	4,697
Dow Jones CDX EM15 5Y ∆	5.000%	06/20/16	BRC	200,000	26,502	27,000	(498)

					$479,441	$517,329	$(37,888)

Total Credit Default Swaps					$486,873	$474,069	$12,804

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred or the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	JPM	Pay	2.261%	07/14/11	EUR 500,000	$27,333	$—	$27,333
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	200,000	7,374	—	7,374
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 1,300,000	(31,760)	(18,939)	(12,821)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	800,000	(7,023)	(6,967)	(56)
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	500,000	5,332	1,918	3,414
BRL — CDI Compounded	MSC	Pay	11.290%	01/02/12	200,000	(529)	(212)	(317)
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	6,500,000	59,999	3,554	56,445
BRL — CDI Compounded	GSC	Pay	11.670%	01/02/12	200,000	3,676	1,620	2,056
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	2,300,000	153,404	15,333	138,071
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	100,000	6,670	191	6,479

See Supplemental Notes to Schedules of Investments	20	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	BRL 3,500,000	$14,132	$2,159	$11,973
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	1,400,000	5,653	1,943	3,710
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	900,000	4,570	—	4,570
BRL — CDI Compounded	UBS	Pay	12.070%	01/02/13	1,900,000	12,721	(6,688)	19,409
BRL — CDI Compounded	BRC	Pay	12.285%	01/02/13	800,000	7,977	2,511	5,466
3 - Month USD — LIBOR	CIT	Receive	3.500%	06/15/21	$1,000,000	(23,198)	—	(23,198)

Total Interest Rate Swaps						$246,331	$(3,577)	$249,908

Total Swap Agreements						$733,204	$470,492	$262,712

(k)	As of June 30, 2011, investments with total aggregate values of $246,680 and $12,640,658 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and reverse repurchase agreements, respectively. Additionally, $3,000 in cash was segregated as collateral for open futures contracts.

(l)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$106,000	$106,000	$—	$—
	Corporate Bonds & Notes	65,817,318	—	65,817,318	—
	Mortgage-Backed Securities	23,004,421	—	23,004,421	—
	Asset-Backed Securities	12,089,715	—	11,459,587	630,128
	U.S. Treasury Obligations	220,191,441	—	220,191,441	—
	Foreign Government Bonds & Notes	15,561,507	—	15,561,507	—
	Municipal Bonds	126,159	—	126,159	—
	Short-Term Investments	1,969,385	869,495	1,099,890	—
	Derivatives:
	Credit Contracts
	Swaps	555,117	—	555,117	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	348,180	—	348,180	—
	Interest Rate Contracts
	Futures	164,199	164,199	—	—
	Purchased Options	74,912	—	74,912	—
	Swaps	308,841	—	308,841	—

	Total Interest Rate Contracts	547,952	164,199	383,753	—

	Total Assets — Derivatives	1,451,249	164,199	1,287,050	—

	Total Assets	340,317,195	1,139,694	338,547,373	630,128

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(541)	—	(541)	—
	Swaps	(68,244)	—	(68,244)	—

	Total Credit Contracts	(68,785)	—	(68,785)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(447,679)	—	(447,679)	—
	Written Options	(88,409)	—	(88,409)	—

	Total Foreign Currency Contracts	(536,088)	—	(536,088)	—

	Interest Rate Contracts
	Futures	(9,274)	(9,274)	—	—
	Written Options	(321,292)	(12,651)	(198,627)	(110,014)
	Swaps	(62,510)	—	(62,510)	—

	Total Interest Rate Contracts	(393,076)	(21,925)	(261,137)	(110,014)

	Total Liabilities — Derivatives	(997,949)	(21,925)	(866,010)	(110,014)

	Total Liabilities	(997,949)	(21,925)	(866,010)	(110,014)

	Total	$339,319,246	$1,117,769	$337,681,363	$520,114

See Supplemental Notes to Schedules of Investments	21	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2011:

				Derivatives
				Interest Rate
	Corporate Bonds	Asset-Backed	Foreign Government	Contracts
	& Notes	Securities	Bonds & Notes	Written Options	Total

Value, Beginning of Period	$4,597,626	$4,420,360	$2,261,770	$(132,634)	$11,147,122
Purchases	—	623,521	—	—	623,521
Sales	—	—	—	—	—
Accrued Discounts (Premiums)	—	476	—	—	476
Net Realized Gains (Losses)	—	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	6,993	(352,367)	31,032	22,620	(291,722)
Transfer In	—	—	—	—	—
Transfer Out	(4,604,619)	(4,061,862)	(2,292,802)	—	(10,959,283)

Value, End of Period	$—	$630,128	$—	$(110,014)	$520,114

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$6,131	$—	$22,620	$28,751

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	22	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

American International Group Inc 8.500%	8,300	$14,442
Lehman Brothers Holdings Inc 8.750% Ω	1,500	1,500
Wells Fargo & Co 7.500%	3,000	3,180,000

		3,195,942

Total Convertible Preferred Stocks (Cost $3,633,611)		3,195,942

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae *	8,000	16,040

Total Preferred Stocks (Cost $200,000)		16,040

	Principal
	Amount
CORPORATE BONDS & NOTES - 35.2%

Consumer Staples - 0.8%

Anheuser-Busch InBev Worldwide Inc 0.824% due 01/27/14 §	$1,700,000	1,707,398
Kraft Foods Inc
6.125% due 02/01/18	700,000	806,013
6.875% due 02/01/38	100,000	116,069
Reynolds American Inc 7.625% due 06/01/16	100,000	120,012
Wal-Mart Stores Inc
5.800% due 02/15/18	200,000	230,719
6.500% due 08/15/37	100,000	115,233

		3,095,444

Energy - 1.2%

Colorado Interstate Gas Co 6.800% due 11/15/15	200,000	233,796
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~	500,000	590,625
9.250% due 04/23/19 ~	500,000	626,875
NGPL PipeCo LLC 7.119% due 12/15/17 ~	500,000	560,552
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	200,000	207,000
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	100,000	106,000
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	900,000	928,010
5.875% due 03/01/18	400,000	432,174
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	600,000	632,100
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 4.500% due 09/30/12 ∆ ~	400,000	418,000
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	200,000	222,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~	100,000	123,250

		5,080,382

Financials - 26.8%

Ally Financial Inc
3.647% due 06/20/14 §	4,600,000	4,501,045
4.500% due 02/11/14	500,000	501,250
6.250% due 12/01/17 ~	300,000	298,954
7.500% due 09/15/20	200,000	210,000
8.300% due 02/12/15	600,000	672,000
American Express Bank FSB 5.500% due 04/16/13	600,000	642,042
American Express Centurion Bank 6.000% due 09/13/17	1,200,000	1,354,612
American Express Co 4.875% due 07/15/13	200,000	212,710
American International Group Inc
5.450% due 05/18/17	100,000	104,645
5.850% due 01/16/18	800,000	838,960
6.250% due 03/15/37	200,000	183,000
ANZ National International Ltd (New Zealand) 6.200% due 07/19/13 ~	300,000	327,029
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	300,000	302,514
Banco Santander Brazil SA (Brazil) 2.347% due 03/18/14 § ~	600,000	612,786
Banco Santander Chile (Chile)
1.524% due 04/20/12 § ~	400,000	400,425
1.875% due 01/19/16 § ~	1,000,000	960,000
Bank of America Corp
1.693% due 01/30/14 §	1,200,000	1,203,672
4.500% due 04/01/15	1,900,000	1,987,406
4.875% due 01/15/13	100,000	104,887
5.650% due 05/01/18	700,000	738,700
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	100,000	101,207
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	100,000	103,662
Bank of Nova Scotia (Canada) 1.650% due 10/29/15 ~	200,000	196,687
Banque PSA Finance (France) 2.203% due 04/04/14 § ~	600,000	599,362
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	100,000	107,643
5.450% due 09/12/12	800,000	842,725
6.050% due 12/04/17 ~	2,700,000	2,860,861
10.179% due 06/12/21 ~	720,000	906,962
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	3,895,000
BM&FBOVESPA SA (Brazil) 5.500% due 07/16/20 ~	100,000	104,050
BNP Paribas SA (France) 1.190% due 01/10/14 §	1,000,000	993,351
BPCE SA (France)
2.375% due 10/04/13 ~	100,000	101,680
9.000% § ±	EUR 300,000	445,249
CIT Group Inc
5.250% due 04/01/14 ~	$100,000	100,000
7.000% due 05/01/15	600,000	602,250
Citigroup Capital XXI 8.300% due 12/21/77 §	2,000,000	2,050,000
Citigroup Inc
2.262% due 08/13/13 §	200,000	203,870
3.625% due 11/30/17 §	EUR 500,000	670,641
5.500% due 04/11/13	$700,000	743,362
5.500% due 10/15/14	1,000,000	1,087,942
5.625% due 08/27/12	50,000	52,243
8.500% due 05/22/19	200,000	248,168
Commonwealth Bank of Australia (Australia) 0.705% due 07/12/13 § ~	1,600,000	1,600,082
Credit Agricole Home Loan SFH (France) 1.024% due 07/21/14 § ~	1,400,000	1,401,697

See Supplemental Notes to Schedules of Investments	23	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Credit Agricole SA (France) 5.136% § ~ ±	GBP 300,000	$400,501
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	$300,000	304,097
Danske Bank AS (Denmark) 2.500% due 05/10/12 ~	200,000	202,992
Deutsche Bank AG (Germany) 6.000% due 09/01/17	900,000	1,004,900
Dexia Credit Local SA (France)
0.753% due 04/29/14 § ~	800,000	797,567
0.896% due 09/23/11 § ~	500,000	500,530
Ford Motor Credit Co LLC
3.033% due 01/13/12 §	2,900,000	2,907,337
7.250% due 10/25/11	100,000	101,508
7.800% due 06/01/12	900,000	941,409
General Electric Capital Corp
5.875% due 01/14/38	900,000	913,476
6.875% due 01/10/39	200,000	227,149
General Motors Acceptance Corp 6.875% due 09/15/11	1,500,000	1,513,125
HBOS PLC (United Kingdom) 0.452% due 09/06/17 §	8,100,000	7,189,900
HCP Inc REIT 5.950% due 09/15/11	700,000	706,840
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	200,000	201,203
ICICI Bank Ltd (India) 5.500% due 03/25/15 ~	600,000	630,376
ICICI Bank Ltd (United Arab Emirates) 4.750% due 11/25/16 ~	1,700,000	1,703,786
ING Bank NV (Netherlands)
1.046% due 03/30/12 § ~	700,000	702,870
2.500% due 01/14/16 ~	100,000	98,349
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12	1,400,000	1,411,201
2.658% due 02/24/14 § ~	500,000	499,156
JPMorgan Chase & Co
0.996% due 09/30/13 §	900,000	906,718
4.250% due 10/15/20	1,600,000	1,567,234
7.900% § ±	300,000	323,324
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,284,607
LeasePlan Corp NV (Netherlands) 3.125% due 02/10/12	EUR 300,000	438,960
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω §	$500,000	131,250
5.625% due 01/24/13 Ω	1,200,000	324,000
6.750% due 12/28/17 Ω	500,000	750
6.875% due 05/02/18 Ω	100,000	27,375
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	200,000	204,519
12.000% § ~ ±	1,100,000	1,197,862
Macquarie Bank Ltd (Australia) 3.300% due 07/17/14 ~	5,300,000	5,632,087
Merrill Lynch & Co Inc 6.875% due 04/25/18	900,000	996,650
MetLife Institutional Funding II 1.201% due 04/04/14 § ~	1,800,000	1,802,498
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	300,000	319,290
Morgan Stanley
0.450% due 04/19/12 §	100,000	100,004
5.950% due 12/28/17	1,900,000	2,044,130
National Australia Bank Ltd (Australia) 1.010% due 04/11/14 § ~	2,000,000	1,999,470
Nationwide Building Society (United Kingdom) 6.250% due 02/25/20 ~	300,000	312,308
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	100,000	100,734
Nordea Eiendomskreditt AS (Norway) 0.714% due 04/07/14 § ~	900,000	901,373
Nykredit Realkredit AS (Denmark)
2.359% due 04/01/38 §	DKK 731,116	135,167
2.359% due 10/01/38 §	895,695	165,786
Principal Life Income Funding Trusts 5.300% due 04/24/13	$100,000	107,569
Qatari Diar Finance QSC (Qatar) 5.000% due 07/21/20 ~	200,000	206,000
RCI Banque SA (France) 2.155% due 04/11/14 § ~	1,300,000	1,311,359
Realkredit Danmark AS (Denmark) 2.480% due 01/01/38 §	DKK 3,181,176	586,376
Regions Bank 7.500% due 05/15/18	$300,000	313,980
Regions Financial Corp 0.417% due 06/26/12 §	900,000	874,966
RZD Capital Ltd (Ireland) 5.739% due 04/03/17	500,000	533,125
Santander Issuances S.A.Unipersonal (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	5,015,022
Santander U.S. Debt SA Unipersonal (Spain) 1.046% due 03/30/12 § ~	$1,500,000	1,500,453
SLM Corp
0.504% due 10/25/11 §	900,000	895,598
4.022% due 10/01/14 §	100,000	98,206
5.000% due 10/01/13	3,200,000	3,329,056
6.250% due 01/25/16	100,000	103,807
8.000% due 03/25/20	400,000	429,956
Springleaf Finance Corp 4.125% due 11/29/13	EUR 1,000,000	1,357,661
SSIF Nevada LP 0.981% due 04/14/14 § ~	$3,300,000	3,302,732
State Bank of India/London (India) 4.500% due 07/27/15 ~	1,000,000	1,026,871
Stone Street Trust 5.902% due 12/15/15 ~	700,000	734,090
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	300,000	309,991
The Bear Stearns Cos LLC 6.400% due 10/02/17	400,000	456,707
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ~ ±	300,000	300,162
The Goldman Sachs Group Inc
0.450% due 02/06/12 §	200,000	199,997
6.250% due 09/01/17	1,100,000	1,214,621
6.750% due 10/01/37	1,200,000	1,203,655
The Royal Bank of Scotland Group PLC (United Kingdom)
2.625% due 05/11/12 ~	100,000	101,910
3.950% due 09/21/15	400,000	402,094
7.640% ±	500,000	391,250
UBS AG (Switzerland)
1.359% due 02/23/12 §	300,000	301,951
5.875% due 12/20/17	700,000	768,460
Vnesheconombank Via VEB Finance Ltd (Ireland) 5.450% due 11/22/17 ~	100,000	102,250
Wachovia Corp
0.408% due 10/15/11 §	800,000	800,470
0.463% due 08/01/13 §	300,000	298,663
Wells Fargo & Co 7.980% § ±	1,700,000	1,844,500
Westpac Banking Corp (Australia) 0.976% due 03/31/14 § ~	1,000,000	1,001,890

		111,475,097

See Supplemental Notes to Schedules of Investments	24	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.3%

Roche Holdings Inc 7.000% due 03/01/39 ~	$400,000	$487,080
UnitedHealth Group Inc
6.000% due 02/15/18	400,000	453,853
6.875% due 02/15/38	100,000	114,717

		1,055,650

Industrials - 1.4%

Caterpillar Inc 0.425% due 05/21/13 §	1,400,000	1,402,376
International Lease Finance Corp
0.633% due 07/13/12 §	2,682,000	2,640,770
1.795% due 08/15/11 §	EUR 400,000	582,604
5.300% due 05/01/12	$300,000	306,000
5.400% due 02/15/12	300,000	305,250
5.625% due 09/20/13	255,000	259,781
5.750% due 05/15/16	100,000	98,529
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	200,000	211,000

		5,806,310

Information Technology - 0.4%

Hewlett-Packard Co 0.534% due 05/24/13 §	1,600,000	1,604,530

Materials - 1.6%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	3,600,000	3,640,680
Codelco Inc (Chile) 6.150% due 10/24/36 ~	200,000	218,079
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	767,375
CSN Resources SA (Luxembourg) 6.500% due 07/21/20 ~	600,000	640,500
Gerdau Holdings Inc 7.000% due 01/20/20 ~	400,000	446,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	675,000
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	226,631
6.875% due 11/10/39	100,000	109,178

		6,723,443

Telecommunication Services - 2.2%

AT&T Inc 6.300% due 01/15/38	200,000	212,496
BellSouth Corp 4.463% due 04/26/12 ~	4,800,000	4,942,013
Deutsche Telekom International Finance BV (Netherlands) 6.500% due 04/08/22	GBP 900,000	1,601,671
Verizon Communications Inc 0.856% due 03/28/14 §	$900,000	909,160
Verizon Wireless Capital LLC 5.250% due 02/01/12	1,300,000	1,334,303

		8,999,643

Utilities - 0.5%

CMS Energy Corp 5.050% due 02/15/18	1,000,000	1,031,950
Electricite de France (France)
5.500% due 01/26/14 ~	200,000	219,844
6.500% due 01/26/19 ~	200,000	233,998
6.950% due 01/26/39 ~	200,000	234,716
Entergy Corp 3.625% due 09/15/15	500,000	508,198

		2,228,706

Total Corporate Bonds & Notes (Cost $141,897,144)		146,069,205

CONVERTIBLE CORPORATE BONDS - 0.3%

Energy - 0.3%
Transocean Inc (Cayman) 1.500% due 12/15/37	1,400,000	1,405,250

Total Convertible Corporate Bonds (Cost $1,303,342)		1,405,250

SENIOR LOAN NOTES - 0.5%

Financials - 0.5%

AFGS Funding Co Term (Initial Term Loan) 5.500% due 05/28/17 §	2,000,000	1,964,792

Total Senior Loan Notes (Cost $1,990,128)		1,964,792

MORTGAGE-BACKED SECURITIES - 21.5%

Collateralized Mortgage Obligations — Commercial - 1.7%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §	100,000	110,175
5.700% due 10/11/17 “	200,000	217,551
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 “	200,000	214,296
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	971,115
5.661% due 03/15/39 “ §	100,000	109,006
European Loan Conduit (Ireland) 1.570% due 05/15/19 “ § ~	EUR 69,067	91,843
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 “	$400,000	429,350
JPMorgan Chase Commercial Mortgage Securities Corp 4.070% due 11/15/43 “ ~	500,000	483,797
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 “ §	600,000	652,925
Merrill Lynch-Floating Trust 0.728% due 07/09/21 “ § ~	499,897	480,480
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 “	500,000	538,855
Morgan Stanley Capital I 5.731% due 07/12/44 “ §	1,700,000	1,875,313
Wachovia Bank Commercial Mortgage Trust
0.277% due 09/15/21 “ § ~	305,857	295,095
5.342% due 12/15/43 “	600,000	632,221

		7,102,022

See Supplemental Notes to Schedules of Investments	25	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Collateralized Mortgage Obligations — Residential - 6.0%

Adjustable Rate Mortgage Trust 2.791% due 05/25/35 “ §	$17,807	$17,404
Arran Residential Mortgages Funding PLC (United Kingdom)
1.537% due 11/19/47 “ § ~	EUR 3,600,000	5,218,469
2.820% due 05/16/47 “ § ~	1,000,000	1,450,847
Banc of America Funding Corp 2.783% due 05/25/35 “ §	$155,525	150,874
Banc of America Mortgage Securities Inc
2.929% due 07/25/33 “ §	64,686	63,036
5.000% due 05/25/34 “	11,637	11,664
BCAP LLC Trust 5.923% due 03/25/37 “ § ~	100,000	78,349
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/35 “ §	68,699	63,853
2.560% due 10/25/35 “ §	420,906	369,639
2.709% due 08/25/33 “ §	167,950	162,819
2.731% due 03/25/35 “ §	141,718	133,244
3.069% due 01/25/35 “ §	1,694,432	1,504,253
Bear Stearns Alt-A Trust
2.652% due 05/25/35 “ §	63,434	50,179
2.916% due 09/25/35 “ §	76,660	55,898
4.838% due 11/25/36 “ §	101,115	59,897
Chase Mortgage Finance Corp 6.019% due 09/25/36 “ §	388,569	369,693
Chevy Chase Mortgage Funding Corp 0.436% due 08/25/35 “ § ~	80,012	55,838
Citigroup Mortgage Loan Trust Inc
2.450% due 08/25/35 “ §	80,858	70,486
2.670% due 12/25/35 “ §	137,504	127,807
Countrywide Alternative Loan Trust 2.890% due 06/25/37 “ §	410,386	277,947
Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 03/25/35 “ §	37,397	24,900
0.526% due 06/25/35 “ § ~	160,031	145,140
Credit Suisse First Boston Mortgage Securities Corp
0.884% due 03/25/32 “ § ~	6,195	5,146
6.000% due 11/25/35 “	139,383	101,644
Downey Saving and Loan Association Mortgage Loan Trust 0.366% due 04/19/47 “ §	568,118	168,050
Fannie Mae
0.386% due 10/27/37 “ §	3,400,000	3,378,752
0.496% due 04/25/37 “ §	191,599	191,621
0.636% due 09/25/35 “ §	353,350	353,409
1.625% due 11/25/23 “ §	302,798	307,998
4.250% due 07/25/17 “	93,985	96,697
4.500% due 04/25/17 “	25,847	26,012
4.500% due 10/25/17 “	97,959	101,603
5.000% due 01/25/17 “	1,246	1,245
6.000% due 03/25/31 “	503,921	513,013
Freddie Mac
1.471% due 10/25/44 “ §	54,330	54,572
1.675% due 07/25/44 “ §	288,027	281,174
4.500% due 06/15/17 “	40,083	40,445
5.000% due 04/15/18 “	179,713	183,359
5.500% due 03/15/17 “	8,706	8,812
8.000% due 04/15/30 “	294,127	344,626
Granite Master Issuer PLC
0.446% due 12/20/54 “ §	666,380	631,728
1.399% due 12/20/54 “ § ~	EUR 833,707	1,146,139
1.569% due 12/20/54 “ ~	1,341,090	1,843,664
Granite Mortgages PLC (United Kingdom)
1.015% due 09/20/44 “ § ~	GBP 258,797	399,782
1.199% due 01/20/44 “ § ~	48,120	74,489
1.718% due 01/20/44 “ § ~	EUR 47,552	66,509
Harborview Mortgage Loan Trust
0.356% due 12/19/36 “ §	$728,493	447,551
0.376% due 01/19/38 “ §	233,059	147,440
0.406% due 05/19/35 “ §	40,969	27,312
JPMorgan Mortgage Trust
5.015% due 02/25/35 “ §	50,016	49,789
5.359% due 07/25/35 “ §	499,291	490,849
5.750% due 01/25/36 “	83,819	77,892
Mellon Residential Funding Corp 0.667% due 06/15/30 “ §	12,013	11,603
Merrill Lynch Mortgage Investors Inc 0.396% due 02/25/36 “ §	53,378	39,271
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 “	467,385	454,906
Residential Accredit Loans Inc
0.366% due 06/25/46 “ §	108,624	40,148
6.000% due 06/25/36 “	323,796	201,363
Residential Asset Securitization Trust 0.586% due 05/25/33 “ §	16,600	15,941
Structured Asset Mortgage Investments Inc 0.406% due 05/25/36 “ §	240,895	134,772
Structured Asset Securities Corp
2.572% due 08/25/32 “ §	29,054	27,498
2.738% due 10/25/35 “ § ~	87,554	70,859
Washington Mutual Mortgage Pass-Through Certificates
0.496% due 01/25/45 “ §	31,020	25,288
0.506% due 01/25/45 “ §	31,972	26,008
1.678% due 08/25/42 “ §	5,296	4,638
2.609% due 02/27/34 “ §	10,339	10,341
2.859% due 09/25/46 “ §	112,722	87,143
5.670% due 02/25/37 “ §	600,000	503,266
Wells Fargo Mortgage-Backed Securities Trust
2.756% due 03/25/36 “ §	811,883	693,612
2.771% due 12/25/34 “ §	140,682	140,043
2.872% due 04/25/36 “ §	123,924	113,389
4.500% due 11/25/18 “	59,113	59,930
5.182% due 08/25/36 “ §	5,871	5,851

		24,689,428

Fannie Mae - 11.5%

1.495% due 10/01/44 “ §	51,938	51,889
2.411% due 09/01/35 “ §	185,247	192,632
2.487% due 12/01/35 “ §	63,008	66,106
2.680% due 11/01/34 “ §	187,045	197,039
2.830% due 11/01/32 “ §	202,664	213,307
4.000% due 04/01/24 “	47,184	49,251
4.000% due 05/01/25 “	45,577	47,559
4.000% due 12/01/25 “	846,678	883,503
4.500% due 01/01/23 “	445,961	474,067
4.500% due 04/01/24 “	220,849	234,630
4.500% due 06/01/24 “	815,252	866,124
4.500% due 01/01/25 “	187,020	198,690
4.500% due 07/14/40 “	1,000,000	1,034,375
4.500% due 05/01/41 “	6,977,274	7,228,495
4.500% due 06/01/41 “	15,176,348	15,722,878
4.558% due 12/01/36 “ §	21,967	22,976
5.000% due 03/01/34 “	956,779	1,022,264
5.000% due 03/01/35 “	547,003	584,185
5.000% due 07/15/38 “	3,000,000	3,186,564
5.500% due 12/01/20 “	17,855	19,416
5.500% due 07/01/21 “	37,716	40,943
5.500% due 08/01/21 “	294,587	319,792
5.500% due 10/01/21 “	304,094	330,684
5.500% due 12/01/21 “	50,706	55,044
5.500% due 04/01/22 “	254,210	275,749
5.500% due 05/01/22 “	961,771	1,046,551
5.500% due 07/01/22 “	64,231	69,674
5.500% due 06/01/23 “	240,386	261,255
5.500% due 09/01/23 “	410,814	445,621

See Supplemental Notes to Schedules of Investments	26	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
5.500% due 02/01/24 “	$69,780	$76,137
5.500% due 01/01/34 “	37,305	40,623
5.500% due 02/01/34 “	133,814	145,716
5.500% due 03/01/34 “	20,559	22,374
5.500% due 04/01/34 “	8,190	8,911
5.500% due 02/01/35 “	188,864	205,544
5.500% due 07/01/36 “	142,033	154,577
5.500% due 09/01/36 “	163,976	178,560
5.500% due 01/01/37 “	740,833	803,367
5.500% due 02/01/38 “	684,057	741,798
5.500% due 07/15/38 “	3,500,000	3,784,375
5.500% due 08/01/39 “	56,678	61,718
6.000% due 09/01/22 “	49,342	54,089
6.000% due 01/01/23 “	35,417	39,129
6.000% due 02/01/33 “	56,780	62,985
6.000% due 12/01/35 “	73,719	81,360
6.000% due 06/01/36 “	109,076	120,213
6.000% due 07/01/36 “	17,364	19,136
6.000% due 08/01/36 “	9,530	10,545
6.000% due 09/01/36 “	347,956	383,481
6.000% due 10/01/36 “	436,401	480,955
6.000% due 11/01/36 “	208,868	230,203
6.000% due 12/01/36 “	157,504	173,584
6.000% due 03/01/37 “	20,944	23,043
6.000% due 04/01/37 “	15,916	17,511
6.000% due 06/01/37 “	13,454	14,802
6.000% due 07/01/37 “	1,317,158	1,449,166
6.000% due 09/01/37 “	1,173,598	1,293,219
6.000% due 12/01/38 “	1,816,692	1,998,801
6.000% due 01/01/39 “	16,055	17,665
6.500% due 03/01/17 “	44,462	48,697

		47,883,547

Freddie Mac - 2.3%

2.505% due 11/01/31 “ §	8,110	8,485
2.578% due 09/01/35 “ §	25,600	26,618
2.604% due 04/01/32 “ §	26,324	27,650
2.621% due 06/01/35 “ §	324,391	340,975
3.061% due 09/01/35 “ §	200,713	209,998
4.500% due 08/11/41 “	1,000,000	1,029,531
5.500% due 03/01/23 “	26,688	28,880
5.500% due 12/01/37 “	1,082,409	1,171,746
5.500% due 07/01/38 “	365,963	396,168
5.500% due 01/01/39 “	2,700,628	2,923,525
5.500% due 07/14/40 “	3,000,000	3,240,000
6.000% due 12/01/22 “	38,708	42,760
6.000% due 03/01/23 “	92,123	101,767

		9,548,103

Total Mortgage-Backed Securities (Cost $88,388,295)		89,223,100

ASSET-BACKED SECURITIES - 6.6%

Asset Backed Funding Certificates 0.536% due 06/25/34 “ §	134,530	107,269
Auto ABS SARL (Italy) 1.489% due 10/25/20 “ § ~	EUR 827,085	1,187,206
Bear Stearns Asset Backed Securities Trust
0.386% due 12/25/36 “ §	$500,000	293,949
3.148% due 10/25/36 “ §	185,241	140,290
Chester Asset Receivables Dealings (United Kingdom) 2.220% due 01/15/14 “ § ~	EUR 1,400,000	2,027,661
Citibank Omni Master Trust
2.287% due 05/16/16 “ § ~	$8,200,000	8,300,517
2.937% due 08/15/18 “ § ~	3,200,000	3,366,835
Duane Street CLO (Cayman) 0.518% due 11/08/17 “ § ~	3,784,464	3,649,940
Galaxy CLO Ltd (Cayman) 0.556% due 04/17/17 “ § ~	986,155	960,813
Hillmark Funding CLO (Cayman) 0.509% due 05/21/21 “ § ~	1,100,000	1,033,568
HSBC Home Equity Loan Trust 0.336% due 03/20/36 “ §	571,185	525,351
Long Beach Mortgage Loan Trust 0.746% due 10/25/34 “ §	18,554	15,089
Park Place Securities Inc 0.446% due 09/25/35 “ §	138,718	124,426
Securitized Asset-Backed Receivables LLC Trust 0.316% due 05/25/37 “ §	188,056	123,112
SLM Student Loan Trust
4.500% due 11/16/43 “ § ~	284,802	274,735
6.187% due 07/15/42 “ § ~	4,544,660	4,327,101
Structured Asset Securities Corp 0.236% due 10/25/36 “ §	4,457	4,446
United States Small Business Administration 4.754% due 08/10/14 “	41,066	43,571
Wind River CLO Ltd (Cayman) 0.577% due 12/19/16 “ § ~	1,076,926	1,039,678

Total Asset-Backed Securities (Cost $27,709,599)		27,545,557

U.S. TREASURY OBLIGATIONS - 3.1%

U.S. Treasury Inflation Protected Securities - 1.6%

1.125% due 01/15/21 ^	2,569,775	2,667,948
2.000% due 01/15/25 ^	1,192,900	1,371,835
2.375% due 01/15/26 ^ ‡	2,152,529	2,353,825

		6,393,608

U.S. Treasury Notes - 1.5%

0.750% due 06/15/14	6,400,000	6,391,501

Total U.S. Treasury Obligations (Cost $12,771,220)		12,785,109

FOREIGN GOVERNMENT BONDS & NOTES - 4.6%

Banco Nacional Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	141,753
Bundesrepublik Deutschland (Germany) 3.250% due 07/04/21	600,000	886,871
Canada Housing Trust No 1 (Canada)
3.350% due 12/15/20 ~	CAD 700,000	722,885
3.950% due 12/15/11 ~	100,000	105,003
4.000% due 06/15/12 ~	700,000	744,238
4.550% due 12/15/12 ~	200,000	216,443
4.800% due 06/15/12 ~	200,000	214,180
Canadian Government Bond (Canada)
1.500% due 12/01/12	300,000	311,382
1.750% due 03/01/13	500,000	520,545
2.000% due 08/01/13	600,000	627,280
2.000% due 12/01/14	500,000	518,824
2.250% due 08/01/14	400,000	419,211
2.500% due 09/01/13	600,000	633,507
3.000% due 12/01/15	200,000	214,049
Export-Import Bank of Korea (South Korea) 0.523% due 10/04/11 § ~	$800,000	800,227

See Supplemental Notes to Schedules of Investments	27	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
4.000% due 01/29/21	$100,000	$92,488
5.125% due 06/29/20	100,000	101,632
Instituto de Credito Oficial (Spain) 3.276% due 03/25/14 § ~ ∆	EUR 600,000	859,801
Italy Buoni Poliennali del Tesoro (Italy)
2.100% due 09/15/16	308,664	443,748
2.100% due 09/15/21	1,145,375	1,554,420
2.350% due 09/15/19	106,391	150,890
Province of Ontario Canada (Canada)
1.375% due 01/27/14	$500,000	503,130
4.300% due 03/08/17	CAD 300,000	333,660
4.400% due 06/02/19	300,000	330,033
4.600% due 06/02/39	100,000	107,785
4.700% due 06/02/37	400,000	436,444
5.500% due 06/02/18	100,000	117,747
Republic of Panama (Panama) 9.375% due 04/01/29	$40,000	59,600
Russia Foreign Bond (Russia)
3.625% due 04/29/15 ~	100,000	103,250
7.500% due 03/31/30 ~	1,384,000	1,634,850
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 300,000	436,875
3.375% due 05/05/14 ~	$200,000	212,206
Spain Government Bond (Spain) 4.650% due 07/30/25	EUR 3,100,000	4,051,785
Turkey Government International Bond (Turkey) 7.000% due 09/26/16	$500,000	576,250
United Mexican States (Mexico) 6.050% due 01/11/40	100,000	106,900

Total Foreign Government Bonds & Notes (Cost $18,890,512)		19,289,892

MUNICIPAL BONDS - 3.7%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	1,000,000	1,244,630
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	1,100,000	803,495
City of North Las Vegas NV 6.572% due 06/01/40	900,000	947,133
Clark County NV Airport ‘C’ 6.820% due 07/01/45	200,000	218,214
County of Fresno CA 0.000% due 08/15/22	1,400,000	687,918
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	378,684
New Jersey Economic Development Authority ‘B’ 0.000% due 02/15/19	4,100,000	2,751,797
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	106,399
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,555,984
State of California
5.650% due 04/01/39 §	100,000	106,531
7.500% due 04/01/34	100,000	113,200
7.550% due 04/01/39	100,000	114,536
7.600% due 11/01/40	1,400,000	1,614,718
State of Illinois 4.071% due 01/01/14	200,000	207,184
Tobacco Securitization Authority of Southern California ‘A1’ 5.000% due 06/01/37	800,000	557,024
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	845,000	626,669
University of Arizona 6.423% due 08/01/35	2,700,000	2,805,624
University of California 6.270% due 05/15/31	500,000	507,690

Total Municipal Bonds (Cost $15,504,827)		15,347,430

PURCHASED OPTIONS - 0.0%

(See Note (f) in Notes to Schedule of Investments) (Cost $22,099)		29,752

SHORT-TERM INVESTMENTS - 27.6%

U.S. Government Agency Issues - 1.7%

Fannie Mae
0.080% due 07/06/11	2,700,000	2,699,996
0.080% due 07/21/11	4,600,000	4,599,923

		7,299,919

Commercial Paper - 13.3%

Kells Fund LLC
0.130% due 07/18/11	1,000,000	999,939
0.200% due 08/19/11	1,000,000	999,753
0.218% due 07/20/11	5,100,000	5,099,488
0.238% due 08/04/11	8,400,000	8,398,491
0.240% due 08/19/11	1,300,000	1,299,679
0.240% due 11/07/11	7,300,000	7,293,594
0.250% due 11/17/11	1,000,000	999,001
0.260% due 10/05/11	1,000,000	999,442
0.260% due 10/05/11	1,000,000	999,442
0.260% due 12/01/11	1,000,000	998,828
0.270% due 10/04/11	1,000,000	999,451
0.270% due 11/03/11	3,500,000	3,497,084
0.280% due 07/08/11	1,600,000	1,599,934
0.280% due 07/13/11	500,000	499,966
0.280% due 07/18/11	600,000	599,948
0.310% due 11/16/11	2,500,000	2,497,539
0.360% due 09/07/11	1,000,000	999,643
Straight-A Funding LLC
0.160% due 09/01/11	1,000,000	999,729
0.160% due 09/02/11	1,000,000	999,721
0.160% due 09/06/11	1,000,000	999,702
0.170% due 08/03/11	1,900,000	1,899,721
0.170% due 08/04/11	4,000,000	3,999,398
0.170% due 08/05/11	1,300,000	1,299,797
0.170% due 08/08/11	1,000,000	999,837
0.170% due 08/08/11	1,000,000	999,837
0.180% due 07/05/11	600,000	599,986
0.190% due 07/25/11	3,500,000	3,499,500

		55,078,450

U.S. Treasury Bills - 0.0%

0.180% due 07/14/11 ‡	80,000	79,995

See Supplemental Notes to Schedules of Investments	28	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 12.2%

Barclays PLC 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $5,000,001, collateralized by U.S. Treasury Inflation Protected Securities: 1.250% due 07/15/20 and value $5,083,476)	$5,000,000	$5,000,000
Barclays PLC 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $2,500,001, collateralized by U.S. Treasury Inflation Protected Securities: 1.875% due 07/15/15 and value $2,546,612)	2,500,000	2,500,000
Citigroup Inc 0.040% due 07/01/11 (Dated 06/30/11, repurchase price of $6,600,007, collateralized by Fannie Mae: 3.650% due 12/08/20 and value $6,811,183)	6,600,000	6,600,000
JPMorgan Chase & Co 0.040% due 07/01/11 (Dated 06/30/11, repurchase price of $7,500,008, collateralized by Federal Farm Credit Bank: 2.270% due 12/24/13 and value $7,651,277)	7,500,000	7,500,000
Merrill Lynch & Co 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $28,100,008, collateralized by U.S. Treasury Bond: 4.500% due 05/15/38 and value $28,909,747)	28,100,000	28,100,000
Morgan Stanley 0.010% due 07/01/11 (Dated 06/30/11, repurchase price of $1,000,000, collateralized by U.S. Treasury Note: 3.250% due 03/31/17 and value $1,073,237)	1,000,000	1,000,000

		50,700,000

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,496,553	1,496,553

Total Short-Term Investments (Cost $114,652,667)		114,654,917

TOTAL INVESTMENTS - 103.9% (Cost $426,963,444)		431,526,986

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(16,137,747)

NET ASSETS - 100.0%		$415,389,239

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $484,875 or 0.1% of the net assets were in default as of June 30, 2011.

(c)	As of June 30, 2011, 0.4% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Open futures contracts outstanding as of June 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Euro-Bobl 5-Year Notes (09/11)	12	EUR 1,200,000	$(3,074)
Euro-Bund 10-Year Notes (09/11)	5	500,000	(4,676)
Eurodollar (09/11)	168	$168,000,000	9,613
Eurodollar (12/11)	273	273,000,000	251,397
Eurodollar (03/12)	854	854,000,000	833,100
Eurodollar (06/12)	445	445,000,000	510,297
Eurodollar (06/12)	4	4,000,000	(258)
Eurodollar (09/12)	16	16,000,000	14,407
Eurodollar (09/12)	257	257,000,000	(19,377)
Eurodollar (12/12)	8	8,000,000	4,507
Eurodollar (12/12)	121	121,000,000	(42,895)
Eurodollar (03/13)	8	8,000,000	4,657
Eurodollar (03/13)	182	182,000,000	(76,824)
Eurodollar (06/13)	55	55,000,000	(36,857)
Eurodollar (09/13)	51	51,000,000	(24,200)
Eurodollar (12/13)	25	25,000,000	(11,055)
Eurodollar (03/14)	20	20,000,000	(9,197)
Eurodollar (06/14)	9	9,000,000	(4,365)
U.S. Treasury 2-Year Notes (09/11)	27	5,400,000	7,143

Total Futures Contracts			$1,402,343

See Supplemental Notes to Schedules of Investments	29	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
(e)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	BRL	12,091,827	08/11	UBS	$206,541
Sell	BRL	11,436,307	08/11	BRC	(117,479)
Sell	BRL	328,980	08/11	HSB	(9,121)
Sell	BRL	326,540	08/11	UBS	(7,570)
Buy	BRL	11,436,307	09/11	BRC	112,941
Buy	BRL	92,975	09/11	MSC	8,695
Buy	CAD	2,357,000	09/11	DUB	46,208
Buy	CAD	2,358,000	09/11	RBC	48,723
Sell	CAD	292,000	09/11	HSB	(5,274)
Sell	CAD	491,000	09/11	JPM	(10,141)
Sell	CAD	197,000	09/11	RBC	(4,569)
Buy	CNY	159,000	11/11	BRC	(52)
Buy	CNY	958,897	11/11	CIT	1,329
Buy	CNY	596,638	11/11	JPM	(170)
Buy	CNY	6,426,300	02/12	HSB	2,365
Buy	CNY	639,800	06/12	HSB	288
Buy	CNY	10,222,705	02/13	DUB	6,448
Sell	DKK	4,520,000	08/11	CIT	19,310
Buy	EUR	401,000	07/11	CIT	9,931
Sell	EUR	3,967,000	07/11	BRC	(95,715)
Sell	EUR	300,000	07/11	BRC	2,498
Sell	EUR	803,000	07/11	CIT	8,071
Sell	EUR	402,000	07/11	CIT	(5,920)
Sell	EUR	12,459,000	07/11	CSF	(89,192)
Sell	EUR	400,000	07/11	DUB	4,210
Sell	EUR	200,000	07/11	HSB	(3,123)
Sell	EUR	398,000	07/11	JPM	(6,548)
Sell	EUR	613,000	07/11	RBC	(14,833)
Sell	EUR	1,358,000	07/11	RBS	(11,032)
Sell	EUR	565,000	07/11	UBS	(23,792)
Sell	EUR	200,000	07/11	UBS	1,447
Sell	GBP	288,000	09/11	HSB	(2,207)
Sell	GBP	5,682,000	09/11	UBS	219,219
Buy	IDR	976,805,000	07/11	BRC	7,999
Buy	IDR	1,191,100,000	07/11	CIT	11,495
Buy	IDR	2,135,550,000	07/11	HSB	20,130
Buy	IDR	5,597,300,000	07/11	JPM	25,830
Buy	IDR	189,000,000	07/11	RBS	1,947
Sell	IDR	10,089,755,000	07/11	HSB	(4,540)
Buy	IDR	6,595,120,000	01/12	CIT	15,292
Buy	IDR	10,089,755,000	07/12	HSB	(8,521)
Buy	INR	40,393,500	08/11	BRC	35,355
Buy	INR	5,500,000	08/11	DUB	4,388
Buy	INR	27,474,000	08/11	HSB	1,227
Buy	JPY	27,130,000	07/11	JPM	13,141
Buy	JPY	17,017,000	07/11	UBS	10,299
Sell	JPY	47,569,000	07/11	BRC	(22,318)
Buy	KRW	338,190,000	08/11	GSC	15,892
Buy	KRW	3,726,064,431	08/11	JPM	87,352
Buy	KRW	49,740,000	08/11	MSC	2,218
Buy	KRW	63,000,000	08/11	RBS	2,420
Buy	MXN	2,473,700	07/11	DUB	11,141
Buy	MXN	55,660,048	07/11	HSB	256,649
Buy	MXN	1,226,200	07/11	MSC	4,662
Buy	MXN	1,225,770	07/11	UBS	4,625
Sell	MXN	60,585,718	07/11	MSC	31,463
Buy	MXN	3,580,000	11/11	HSB	1,712
Buy	MXN	1,194,150	11/11	MSC	639
Buy	MXN	60,585,718	11/11	MSC	(26,659)
Buy	MXN	2,387,300	11/11	UBS	1,195
Buy	MYR	500,000	08/11	BRC	3,079
Buy	MYR	760,000	08/11	CIT	4,555
Buy	MYR	300,405	08/11	HSB	1,550
Buy	MYR	100,000	08/11	JPM	558
Buy	PHP	6,719,377	11/11	BRC	1,828
Buy	PHP	4,310,000	11/11	CIT	(1,692)

See Supplemental Notes to Schedules of Investments	30	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	PHP	6,521,000	11/11	CIT	$1,366
Buy	PHP	4,392,000	11/11	GSC	178
Buy	PHP	4,310,000	11/11	JPM	(1,692)
Buy	PHP	4,410,000	11/11	JPM	588
Buy	PHP	42,419,000	03/12	CIT	(13,182)
Buy	PHP	8,736,000	03/12	MSC	(2,968)
Buy	RUB	2,897,000	07/11	BRC	2,329
Sell	RUB	2,897,000	07/11	CIT	1,636
Buy	SGD	381,700	09/11	BRC	12,247
Buy	SGD	200,000	09/11	CIT	6,437
Buy	SGD	127,757	09/11	DUB	3,847
Buy	SGD	100,000	09/11	JPM	3,242
Buy	SGD	1,914,291	09/11	RBS	23,650
Buy	SGD	380,292	12/11	CIT	7,997
Buy	TRY	1,663,163	07/11	HSB	(34,533)
Buy	TRY	463,580	07/11	JPM	(15,836)
Sell	TRY	2,126,743	07/11	HSB	(16,269)
Buy	TRY	2,126,743	10/11	HSB	15,320
Buy	TWD	7,244,185	01/12	BRC	603
Buy	ZAR	696,750	07/11	HSB	2,617
Buy	ZAR	5,071,209	07/11	JPM	5,589
Buy	ZAR	2,091,550	07/11	MSC	1,912
Sell	ZAR	7,859,509	07/11	HSB	(25,297)
Buy	ZAR	760,150	09/11	BRC	11,161
Buy	ZAR	7,859,509	10/11	HSB	24,652

Total Forward Foreign Currency Contracts					$821,991

(f)	Purchased options outstanding as of June 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value

Call — OTC 1-Year Interest Rate Swap Δ	Pay	1.250%	04/30/12	RBS	$5,600,000	$22,099	$29,752

Total Purchased Options						$22,099	$29,752

(g)	Transactions in written options for the three-month period ended June 30, 2011 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2011	67	87,300,000	$810,099
Call Options Written	54	35,100,000	190,762
Put Options Written	54	46,300,000	229,135
Call Options Closed	(56)	—	(18,735)
Call Options Expired	(1)	(8,900,000)	(39,151)
Put Options Expired	(52)	(11,800,000)	(103,858)

Outstanding, June 30, 2011	66	148,000,000	$1,068,252

(h)	Premiums received and value of written options outstanding as of June 30, 2011 were as follows:

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	$(3,215)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%)[10] -Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(1,845)

						$18,060	$(5,060)

See Supplemental Notes to Schedules of Investments	31	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Receive	1.800%	08/24/11	RBS	$2,200,000	$4,180	$(3,649)
Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	08/24/11	DUB	5,700,000	34,770	(20,521)
Call — OTC 5-Year Interest Rate Swap	Receive	1.800%	09/12/11	RBS	2,100,000	5,040	(4,232)
Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	MSC	11,300,000	57,495	(70,909)
Call — OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	RBS	11,500,000	59,705	(72,164)

						161,190	(171,475)

Put — OTC 5-Year Interest Rate Swap	Pay	2.500%	08/24/11	RBS	2,200,000	9,020	(4,760)
Put — OTC 10-Year Interest Rate Swap	Pay	3.750%	08/24/11	DUB	5,700,000	28,500	(16,946)
Put — OTC 5-Year Interest Rate Swap	Pay	2.500%	09/12/11	RBS	2,100,000	9,240	(7,321)
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	MSC	11,300,000	57,495	(22,687)
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	RBS	11,500,000	72,450	(23,089)
Put — OTC 1-Year Interest Rate Swap	Pay	2.000%	04/30/12	RBS	11,200,000	22,400	(6,252)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	6,200,000	64,360	(29,559)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	4,400,000	43,120	(20,977)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	4,300,000	38,951	(15,711)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	3,100,000	34,590	(11,326)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,900,000	21,236	(6,942)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	6,600,000	55,422	(24,114)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	(16)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	3,800,000	93,949	(51,539)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	1,200,000	30,132	(16,275)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	700,000	4,769	(3,558)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	4,800,000	29,501	(24,396)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	15,000,000	117,839	(76,237)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	5,400,000	20,385	(15,604)

						760,589	(377,309)

						$921,779	$(548,784)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Call — CBOT 5-Year U.S. Treasury Note Futures (08/11)	$120.00	07/22/11	CIT	33	$14,136	$(7,477)

Put — CBOT 5-Year U.S. Treasury Note Futures (08/11)	118.00	07/22/11	CIT	33	6,659	(6,961)

					$20,795	$(14,438)

Straddle Options

	Exercise	Expiration	Counter-	Notional
Description	Price (1)	Date	party	Amount	Premium	Value

Call & Put — OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	$—	10/11/11	GSC	$2,000,000	$10,560	$(12,944)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	—	10/11/11	MSC	6,000,000	66,685	(97,246)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	—	11/14/11	MSC	2,800,000	30,373	(45,898)

					$107,618	$(156,088)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$1,068,252	$(724,370)

(i)	Swap agreements outstanding as of June 30, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	Depreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	0.318%	$700,000	$(324)	$—	$(324)

See Supplemental Notes to Schedules of Investments	32	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	0.789%	$100,000	$310	$—	$310
MBIA Insurance Corp Debt	5.000%	09/20/11	GSC	9.810%	3,000,000	(27,696)	(30,000)	2,304
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	0.789%	200,000	16,046	—	16,046
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	0.789%	200,000	17,193	—	17,193
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	0.789%	200,000	17,665	—	17,665
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	0.789%	200,000	18,057	—	18,057
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	0.789%	300,000	27,806	—	27,806
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	0.789%	400,000	39,067	—	39,067
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	0.789%	400,000	39,565	—	39,565
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	0.885%	400,000	1,794	(8,999)	10,793
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	0.885%	400,000	1,794	(9,184)	10,978
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	03/20/15	DUB	0.685%	1,000,000	11,816	11,615	201
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	0.885%	200,000	897	(4,592)	5,489
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	DUB	0.964%	2,000,000	5,382	(21,950)	27,332
United Kingdom GILT 4.250% due 06/07/32 Δ	1.000%	06/20/15	GSC	0.478%	1,100,000	22,722	10,164	12,558
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	BRC	0.964%	1,000,000	1,777	(7,735)	9,512
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BRC	0.943%	1,000,000	2,650	(7,735)	10,385
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	HSB	0.964%	1,100,000	1,953	(10,693)	12,646
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	GSC	0.700%	300,000	(5,829)	(5,883)	54
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	0.700%	700,000	(13,601)	(13,898)	297
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/15	CIT	1.376%	800,000	(12,574)	(29,082)	16,508
United Kingdom GILT 4.250% due 06/07/32 Δ	1.000%	12/20/15	GSC	0.534%	1,200,000	24,702	27,797	(3,095)
General Electric Capital Corp 5.625% due 09/15/17	1.000%	12/20/15	MSC	1.207%	500,000	(4,281)	(9,796)	5,515
France Government 4.250% due 04/25/19	0.250%	03/20/16	RBS	0.700%	2,900,000	(64,329)	(89,270)	24,941
China Government 4.750% due 10/29/13 Δ	1.000%	03/20/16	BRC	0.840%	1,000,000	10,200	11,950	(1,750)
Italy Republic 6.875% due 09/27/23	1.000%	03/20/16	BRC	1.661%	1,100,000	(31,661)	(40,967)	9,306
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	BRC	1.012%	100,000	(25)	(768)	743
Brazil Government 12.250% due 03/06/30	1.000%	03/20/16	CIT	0.964%	2,300,000	(3,792)	(16,240)	12,448
Republic of Kazakhstan Debt	1.000%	03/20/16	CIT	150.440%	300,000	(6,723)	(8,658)	1,935
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	CIT	2.571%	900,000	(59,746)	(54,475)	(5,271)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	CIT	1.412%	1,100,000	(283)	(8,978)	8,695
Republic of Kazakhstan Debt	1.000%	03/20/16	DUB	150.400%	300,000	(6,723)	(9,075)	2,352
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.412%	700,000	(179)	(5,135)	4,956
Italy Republic 6.875% due 09/27/23	1.000%	03/20/16	GSC	1.661%	4,000,000	(115,129)	(128,942)	13,813
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	GSC	2.571%	100,000	(6,638)	(6,645)	7
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	GSC	2.571%	1,000,000	(66,385)	(61,854)	(4,531)
Republic of Kazakhstan Debt	1.000%	03/20/16	HSB	150.400%	400,000	(8,964)	(11,729)	2,765
Berkshire Hathaway Finance 2.450% due 12/15/15	1.000%	06/20/16	CIT	1.101%	900,000	(4,014)	(2,156)	(1,858)
Brazil Government 12.250% due 03/06/30	1.000%	06/20/16	CIT	1.077%	700,000	(2,341)	(2,363)	22
China Government 4.750% due 10/29/13 Δ	1.000%	09/20/16	DUB	0.840%	400,000	3,275	2,210	1,065
China Government 4.750% due 10/29/13 Δ	1.000%	09/20/16	MSC	0.840%	300,000	2,456	1,483	973
China Government 4.750% due 10/29/13 Δ	1.000%	09/20/16	UBS	0.840%	300,000	2,456	1,557	899
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.457%	200,000	(1,862)	—	(1,862)
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	1.376%	1,200,000	(48,315)	(68,165)	19,850
United Mexican States 7.500% due 04/08/33	1.000%	03/20/21	CIT	0.943%	100,000	(3,250)	(4,247)	997
Indonesia Government 7.250% due 04/20/15	1.000%	06/20/21	BRC	1.820%	1,500,000	(99,124)	(95,221)	(3,903)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	1.412%	1,200,000	(40,794)	(34,805)	(5,989)

						$(364,675)	$(742,464)	$377,789

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY-8 5Y Δ	0.483%	06/20/12	BRC	$770,352	$3,478	$—	$3,478
Dow Jones CDX HY-9 5Y Δ	2.080%	12/20/12	BOA	1,444,065	45,213	—	45,213
Dow Jones CDX EM13 5Y	5.000%	06/20/15	BRC	400,000	45,785	45,500	285
Dow Jones CDX EM13 5Y	5.000%	06/20/15	DUB	900,000	103,018	117,500	(14,482)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	HSB	1,200,000	137,356	135,550	1,806
Dow Jones CDX EM13 5Y	5.000%	06/20/15	MSC	900,000	103,018	101,250	1,768
Dow Jones CDX EM14 5Y	5.000%	12/20/15	BRC	900,000	110,812	115,050	(4,238)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	200,000	24,625	27,650	(3,025)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	DUB	600,000	73,875	74,750	(875)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	HSB	200,000	24,625	26,100	(1,475)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	400,000	49,250	52,000	(2,750)

See Supplemental Notes to Schedules of Investments	33	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX EM14 5Y	5.000%	12/20/15	UBS	$100,000	$12,313	$13,850	$(1,537)
Dow Jones CDX IG-16 5Y Δ	1.000%	06/20/16	DUB	3,000,000	12,114	14,421	(2,307)
Dow Jones CDX IG-16 5Y Δ	1.000%	06/20/16	MSC	2,000,000	8,076	9,735	(1,659)
Dow Jones CDX HY-16 5Y Δ	5.000%	06/20/16	BRC	2,000,000	35,458	55,000	(19,542)
Dow Jones CDX EM15 5Y Δ	5.000%	06/20/16	DUB	100,000	13,252	13,550	(298)
Dow Jones CDX IG-9 10Y	0.548%	12/20/17	GSC	96,450	1,073	—	1,073

					$803,341	$801,906	$1,435

Total Credit Default Swaps					$438,342	$59,442	$378,900

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11	AUD 1,200,000	$7,433	$129	$7,304
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 8,900,000	(217,432)	(199,363)	(18,069)
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12	6,100,000	(143,406)	(23,780)	(119,626)
BRL — CDI Compounded	UBS	Pay	10.575%	01/02/12	1,200,000	(13,609)	(31,680)	18,071
BRL — CDI Compounded	BRC	Pay	10.600%	01/02/12	1,500,000	3,868	—	3,868
BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12	1,400,000	3,824	—	3,824
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	5,600,000	(49,162)	(65,566)	16,404
BRL — CDI Compounded	BRC	Pay	10.835%	01/02/12	600,000	3,786	1,014	2,772
BRL — CDI Compounded	GSC	Pay	10.990%	01/02/12	600,000	3,627	840	2,787
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	900,000	9,598	4,636	4,962
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	800,000	7,384	3,212	4,172
BRL — CDI Compounded	MSC	Pay	11.630%	01/02/12	4,200,000	16,649	(1,547)	18,196
BRL — CDI Compounded	RBS	Pay	12.080%	01/02/12	400,000	2,883	748	2,135
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12	4,000,000	130,877	(20,439)	151,316
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12	900,000	29,447	(6,048)	35,495
BRL — CDI Compounded	UBS	Pay	12.540%	01/02/12	3,000,000	98,158	(14,783)	112,941
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	100,000	6,670	667	6,003
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	200,000	13,339	1,029	12,310
BRL — CDI Compounded	HSB	Pay	11.880%	01/02/13	1,300,000	3,040	(989)	4,029
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	200,000	807	314	493
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	2,000,000	8,076	4,283	3,793
BRL — CDI Compounded	BRC	Pay	11.910%	01/02/13	1,000,000	3,304	2,348	956
BRL — CDI Compounded	GSC	Pay	11.930%	01/02/13	900,000	3,842	(1,293)	5,135
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	600,000	3,047	935	2,112
BRL — CDI Compounded	HSB	Pay	12.300%	01/02/13	1,300,000	13,410	3,928	9,482
BRL — CDI Compounded	MSC	Pay	12.590%	01/02/13	2,400,000	21,790	9,023	12,767
28-Day Mexico Interbank TIIE Banxico Δ	MSC	Pay	6.500%	03/05/13	MXN 1,400,000	973	(55)	1,028
BRL — CDI Compounded	MSC	Pay	11.890%	01/02/14	BRL 3,500,000	(8,774)	(21)	(8,753)
BRL — CDI Compounded	UBS	Pay	12.250%	01/02/14	600,000	4,601	1,667	2,934
BRL — CDI Compounded	MSC	Pay	12.510%	01/02/14	200,000	2,454	919	1,535
BRL — CDI Compounded	HSB	Pay	12.540%	01/02/14	100,000	1,276	648	628
BRL — CDI Compounded	GSC	Pay	12.650%	01/02/14	1,200,000	17,520	9,626	7,894

See Supplemental Notes to Schedules of Investments	34	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 3,200,000	$12,807	$1,414	$11,393
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	1,200,000	7,562	1,757	5,805
3-Month USD-LIBOR	CIT	Receive	3.500%	06/15/21	$3,600,000	(83,514)	(3,712)	(79,802)
3-Month USD-LIBOR	DUB	Receive	3.500%	06/15/21	1,100,000	(25,518)	19,350	(44,868)
6-Month EUR-LIBOR	BRC	Pay	3.500%	09/21/21	EUR 3,300,000	9,298	17,662	(8,364)
6-Month EUR-LIBOR	DUB	Pay	3.500%	09/21/21	900,000	3,153	10,794	(7,641)
6-Month EUR-LIBOR	GSC	Pay	3.500%	09/21/21	2,700,000	7,607	(29,939)	37,546
6-Month EUR-LIBOR	HSB	Pay	3.500%	09/21/21	2,600,000	7,326	25,237	(17,911)
6-Month EUR-LIBOR	MSC	Pay	3.500%	09/21/21	1,300,000	3,663	(2,842)	6,505
6-Month EUR-LIBOR Δ	CIT	Pay	3.650%	09/21/21	400,000	8,472	489	7,983
6-Month EUR-LIBOR Δ	MSC	Pay	3.650%	09/21/21	1,200,000	25,417	5,913	19,504
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 2,100,000	36,032	(1,439)	37,471
3-Month USD-LIBOR	BRC	Receive	4.250%	06/15/41	$300,000	(10,150)	6,750	(16,900)
3-Month USD-LIBOR	CIT	Receive	4.250%	06/15/41	300,000	(10,150)	14,040	(24,190)
3-Month USD-LIBOR	DUB	Receive	4.250%	06/15/41	1,300,000	(43,980)	(48,230)	4,250
3-Month USD-LIBOR	GSC	Receive	4.250%	06/15/41	300,000	(10,150)	6,000	(16,150)
3-Month USD-LIBOR	MSC	Receive	4.250%	06/15/41	1,500,000	(50,910)	6,300	(57,210)
3-Month USD-LIBOR	RBS	Receive	4.250%	06/15/41	600,000	(20,298)	18,620	(38,918)
3-Month USD-LIBOR	UBS	Receive	4.250%	06/15/41	100,000	(3,383)	3,775	(7,158)
3-Month USD-LIBOR Δ	CIT	Receive	4.000%	12/21/41	1,300,000	39,598	15,925	23,673
3-Month USD-LIBOR Δ	DUB	Receive	4.000%	12/21/41	500,000	15,230	(2,000)	17,230
3-Month USD-LIBOR Δ	MSC	Receive	4.000%	12/21/41	1,100,000	33,506	12,760	20,746

Total Interest Rate Swaps						$(59,082)	$(240,974)	$181,892

Total Swap Agreements						$379,260	$(181,532)	$560,792

(j)	As of June 30, 2011, securities with total aggregate values of $1,424,684 and $79,995 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively.

See Supplemental Notes to Schedules of Investments	35	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$3,195,942	$3,195,942	$—	$—
	Preferred Stocks (1)	16,040	16,040	—	—
	Corporate Bonds & Notes	146,069,205	—	146,069,205	—
	Convertible Corporate Bonds	1,405,250	—	1,405,250	—
	Senior Loan Notes	1,964,792	—	1,964,792	—
	Mortgage-Backed Securities	89,223,100	—	89,144,751	78,349
	Asset-Backed Securities	27,545,557	—	27,545,557	—
	U.S. Treasury Obligations	12,785,109	—	12,785,109	—
	Foreign Government Bonds & Notes	19,289,892	—	19,289,892	—
	Municipal Bonds	15,347,430	—	15,347,430	—
	Short-Term Investments	114,654,917	1,496,553	113,158,364	—
	Derivatives:
	Credit Contracts
	Swaps	1,072,924	—	1,072,924	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,402,236	—	1,402,236	—
	Interest Rate Contracts
	Futures	1,635,121	1,635,121	—	—
	Purchased Options	29,752	—	29,752	—
	Swaps	631,354	—	631,354	—

	Total Interest Rate Contracts	2,296,227	1,635,121	661,106	—

	Total Assets — Derivatives	4,771,387	1,635,121	3,136,266	—

	Total Assets	436,268,621	6,343,656	429,846,616	78,349

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(634,582)	—	(634,582)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(580,245)	—	(580,245)	—
	Interest Rate Contracts
	Futures	(232,778)	(232,778)	—	—
	Written Options	(724,370)	(14,438)	(548,784)	(161,148)
	Swaps	(690,436)	—	(690,436)	—

	Total Interest Rate Contracts	(1,647,584)	(247,216)	(1,239,220)	(161,148)

	Total Liabilities — Derivatives	(2,862,411)	(247,216)	(2,454,047)	(161,148)

	Total Liabilities	(2,862,411)	(247,216)	(2,454,047)	(161,148)

	Total	$433,406,210	$6,096,440	$427,392,569	$(82,799)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2011: Derivatives

				Derivatives
				Interest Rate
	Mortgage-Backed	Asset-Backed	Foreign Government	Contracts
	Securities	Securities	Bonds & Notes	Written Options	Total

Value, Beginning of Period	$—	$6,819,355	$848,164	$(182,584)	$7,484,935
Purchases	77,837	—	—	—	77,837
Sales	—	(171,725)	—	—	(171,725)
Accrued Discounts (Premiums)	25	—	—	—	25
Net Realized Gains (Losses)	—	4,891	—	—	4,891
Change in Net Unrealized Appreciation	487	31,476	11,639	21,436	65,038
Transfer In	—	—	—	—	—
Transfer Out	—	(6,683,997)	(859,803)	—	(7,543,800)

Value, End of Period	$78,349	$—	$—	$(161,148)	$(82,799)

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$487	$—	$—	$21,436	$21,923

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	36	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.1%

Commercial Paper - 82.9%

Abbott Laboratories
0.120% due 08/23/11	$500,000	$499,912
ANZ National International Ltd (United Kingdom)
0.285% due 10/11/11	1,600,000	1,598,685
Bank of Nova Scotia NY
0.050% due 07/01/11	1,300,000	1,300,000
Caterpillar Financial Services Corp
0.060% due 07/01/11	1,500,000	1,500,000
Commonwealth Bank of Australia (Australia)
0.165% due 09/07/11	1,000,000	999,688
0.179% due 09/20/11	500,000	499,792
ConocoPhillips Qatar Funding Ltd (Cayman)
0.120% due 07/27/11	500,000	499,957
0.200% due 07/21/11	1,197,000	1,196,867
Electricite de France SA (France)
0.150% due 07/27/11	1,500,000	1,499,838
General Electric Capital Corp
0.160% due 10/13/11	1,200,000	1,199,445
Illinois Tool Works Inc
0.100% due 07/18/11	1,500,000	1,499,929
International Business Machines Corp
0.060% due 07/12/11	1,000,000	999,982
John Deere Capital Corp
0.090% due 07/11/11	400,000	399,990
John Deere Credit Ltd (Australia)
0.130% due 07/08/11	500,000	499,987
John Deere Ltd (Canada)
0.080% due 07/12/11	500,000	499,988
JPMorgan Chase & Co
0.020% due 07/06/11	900,000	899,998
0.050% due 07/07/11	600,000	599,995
Kreditanstalt fuer Wiederaufbau (Germany)
0.150% due 09/01/11	1,000,000	999,742
L’Oreal USA Inc
0.090% due 08/11/11	600,000	599,939
0.160% due 07/12/11	1,000,000	999,951
Medtronic Inc
0.130% due 09/23/11	500,000	499,848
National Rural Utilities Cooperative
Finance Corp
0.130% due 08/08/11	1,000,000	999,863
Nestle Capital Corp
0.110% due 08/15/11	1,000,000	999,863
NetJets Inc
0.150% due 07/01/11	400,000	400,000
Northwestern University
0.090% due 08/26/11	600,000	599,916
PepsiCo Inc
0.110% due 08/01/11	1,400,000	1,399,867
Procter & Gamble International Funding SCA (Luxembourg)
0.070% due 07/20/11	500,000	499,982
Schlumberger Technology Corp
0.120% due 07/15/11	1,000,000	999,953
The Coca-Cola Co
0.110% due 08/08/11	1,400,000	1,399,837
Toronto-Dominion Holdings USA Inc
0.160% due 10/17/11	600,000	599,712
Toyota Motor Credit Corp
0.130% due 08/03/11	500,000	499,940
0.340% due 08/08/11	1,000,000	999,641

		28,692,107

Corporate Notes - 1.4%

International Business Machines Corp
0.853% due 07/28/11 §	500,000	500,233

U.S. Treasury Bills - 14.2%

0.015% due 09/29/11	1,500,000	1,499,944
0.040% due 08/18/11	1,000,000	999,947
0.063% due 07/14/11	1,500,000	1,499,966
0.455% due 08/25/11	900,000	899,937

		4,899,794

	Shares
Money Market Fund - 1.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	554,755	554,755

Total Short-Term Investments (Amortized Cost $34,646,889)		34,646,889

TOTAL INVESTMENTS - 100.1% (Amortized Cost $34,646,889)		34,646,889

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(41,148)

NET ASSETS - 100.0%		$34,605,741

Notes to Schedule of Investments
(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Short-Term Investments	$34,646,889	$554,755	$34,092,134	$—

See Supplemental Notes to Schedules of Investments	37	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 28.3%

Consumer Discretionary - 2.2%

Comcast Cable Communications Holdings Inc
8.375% due 03/15/13	$650,000	$728,201
Cox Communications Inc
7.125% due 10/01/12	325,000	348,636
Johnson Controls Inc
1.750% due 03/01/14	475,000	479,111
NBC Universal Media LLC
2.100% due 04/01/14 ~	250,000	253,410
Reed Elsevier Capital Inc
4.625% due 06/15/12	500,000	516,616
Thomson Reuters Corp (Canada)
5.700% due 10/01/14	250,000	280,132
Time Warner Cable Inc
5.400% due 07/02/12	381,000	398,346

		3,004,452

Consumer Staples - 1.9%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	375,000	385,116
5.375% due 11/15/14	75,000	83,792
BAT International Finance PLC (United Kingdom)
8.125% due 11/15/13 ~	150,000	172,456
General Mills Inc
5.250% due 08/15/13	200,000	217,369
6.000% due 02/15/12	200,000	206,817
Kellogg Co
5.125% due 12/03/12	300,000	318,069
Kraft Foods Inc
2.625% due 05/08/13	275,000	282,995
6.000% due 02/11/13	75,000	80,889
Philip Morris International Inc
6.875% due 03/17/14	325,000	373,296
The Kroger Co
6.750% due 04/15/12	100,000	104,579
Wal-Mart Stores Inc
3.200% due 05/15/14	250,000	264,284

		2,489,662

Energy - 1.5%

Apache Corp
6.000% due 09/15/13	400,000	443,000
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	225,000	231,235
Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	155,811
6.375% due 02/01/13	100,000	107,351
7.625% due 02/15/12	100,000	104,035
PC Financial Partnership
5.000% due 11/15/14	250,000	274,442
Williams Partners LP
3.800% due 02/15/15	325,000	340,597
XTO Energy Inc
7.500% due 04/15/12	300,000	316,099

		1,972,570

Financials - 14.6%

Banco Bilbao Vizcaya Argentaria SA
2.450% due 06/22/12	2,400,000	2,450,165
Bank of America Corp
0.447% due 06/22/12 §	1,200,000	1,203,580
1.693% due 01/30/14 §	150,000	150,459
4.500% due 04/01/15	75,000	78,450
Bank of Scotland PLC (United Kingdom)
5.000% due 11/21/11 ~	300,000	304,405
5.250% due 02/21/17 ~	100,000	107,000
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
2.600% due 01/22/13 ~	125,000	127,573
BB&T Corp
3.850% due 07/27/12	250,000	258,290
BRFkredit AS (Denmark)
2.050% due 04/15/13 ~	1,100,000	1,123,592
Capital One Financial Corp
7.375% due 05/23/14	275,000	314,120
Citigroup Inc
6.375% due 08/12/14	175,000	193,579
Commonwealth Bank of Australia (Australia)
2.500% due 12/10/12 ~	100,000	102,568
Fifth Third Bank
0.371% due 05/17/13 §	250,000	246,205
FIH Erhvervsbank AS (Denmark)
2.000% due 06/12/13 ~	1,200,000	1,227,032
General Electric Capital Corp
0.924% due 04/07/14 §	675,000	674,635
2.000% due 09/28/12	800,000	815,006
2.125% due 12/21/12	3,300,000	3,379,388
General Motors Acceptance Corp LLC
2.200% due 12/19/12	500,000	512,869
HCP Inc
2.700% due 02/01/14	150,000	152,216
HSBC Finance Corp
0.478% due 08/09/11 §	100,000	100,023
0.528% due 01/15/14 §	100,000	98,427
0.544% due 04/24/12 §	250,000	249,814
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12	275,000	277,200
JPMorgan Chase & Co
1.074% due 01/24/14 §	500,000	501,653
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	150,000	152,305
MassMutual Global Funding II
0.747% due 09/27/13 ~ §	450,000	452,537
MetLife Inc
2.375% due 02/06/14	125,000	127,422
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	525,000	534,624
5.125% due 06/10/14 ~	250,000	273,245
Prudential Financial Inc
2.750% due 01/14/13	325,000	331,730
5.100% due 09/20/14	100,000	108,763
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~	150,000	160,631
Reinsurance Group of America Inc
6.750% due 12/15/11	175,000	179,315
Simon Property Group LP
4.200% due 02/01/15	275,000	292,677
Sovereign Bank
5.125% due 03/15/13	350,000	363,161
Standard Chartered PLC (United Kingdom)
3.850% due 04/27/15 ~	175,000	181,249
Sun Life Financial Global Funding LP
0.547% due 10/06/13 ~ §	375,000	372,282
The Royal Bank of Scotland PLC (United Kingdom)
3.400% due 08/23/13	225,000	230,349
Wachovia Corp
5.500% due 05/01/13	475,000	510,926
WEA Finance LLC
5.400% due 10/01/12 ~	375,000	394,117
Western Corporate Federal Credit Union
1.750% due 11/02/12	200,000	203,188

		19,516,770

See Supplemental Notes to Schedules of Investments	38	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
Health Care - 1.7%

Covidien International Finance SA (Luxembourg)
1.875% due 06/15/13	$500,000	$508,682
Express Scripts Inc
5.250% due 06/15/12	225,000	234,139
6.250% due 06/15/14	100,000	112,655
Life Technologies Corp
4.400% due 03/01/15	225,000	238,592
Medco Health Solutions Inc
7.250% due 08/15/13	150,000	167,057
Novartis Capital Corp
1.900% due 04/24/13	400,000	409,440
Roche Holdings Inc
5.000% due 03/01/14 ~	144,000	157,697
St Jude Medical Inc
2.200% due 09/15/13	350,000	357,498
3.750% due 07/15/14	100,000	106,435

		2,292,195

Industrials - 0.8%

CSX Corp
5.750% due 03/15/13	225,000	242,147
Tyco International Finance SA (Luxembourg)
6.000% due 11/15/13	300,000	331,824
Waste Management Inc
5.000% due 03/15/14	150,000	163,188
6.375% due 11/15/12	250,000	267,741

		1,004,900

Information Technology - 0.8%

Dell Inc
1.400% due 09/10/13	275,000	277,467
HP Enterprise Services LLC
6.000% due 08/01/13	375,000	411,827
Xerox Corp
1.081% due 05/16/14 §	400,000	402,268

		1,091,562

Telecommunication Services - 1.8%

Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	250,000	273,694
Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	55,080
6.250% due 06/15/13	300,000	329,109
6.375% due 03/01/14	125,000	140,244
Telecom Italia Capital SA (Luxembourg)
5.250% due 11/15/13	375,000	393,796
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	450,000	477,310
Verizon Wireless Capital LLC
7.375% due 11/15/13	100,000	113,736
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	550,000	566,820

		2,349,789

Utilities - 3.0%

Arizona Public Service Co
6.500% due 03/01/12	250,000	259,227
CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	83,395
Commonwealth Edison Co
1.625% due 01/15/14	450,000	453,330
Dominion Resources Inc
1.800% due 03/15/14	325,000	328,196
Duke Energy Corp
6.300% due 02/01/14	525,000	586,497
Enel Finance International SA (Luxembourg)
5.700% due 01/15/13 ~ Δ	250,000	263,320
FirstEnergy Corp
6.450% due 11/15/11	5,000	5,094
Georgia Power Co
1.300% due 09/15/13	325,000	327,249
MidAmerican Energy Holdings Co
3.150% due 07/15/12	525,000	537,676
5.000% due 02/15/14	250,000	271,116
PacifiCorp
5.450% due 09/15/13	200,000	218,647
Progress Energy Inc
6.050% due 03/15/14	150,000	167,319
Southern Co
0.674% due 10/21/11 §	125,000	125,149
Wisconsin Electric Power Co
6.000% due 04/01/14	375,000	423,018

		4,049,233

Total Corporate Bonds & Notes (Cost $37,220,836)		37,771,133

MORTGAGE-BACKED SECURITIES - 7.1%

Collateralized Mortgage Obligations — Residential - 3.5%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	471,117	346,962
Fannie Mae
5.000% due 08/25/19 “	724,318	781,038
Fosse Master Issuer PLC (United Kingdom)
1.619% due 10/18/54 “ ~ §	600,000	599,180
NCUA Guaranteed Notes
0.570% due 03/06/20 “ §	466,397	466,725
0.570% due 04/06/20 “ §	476,521	476,874
0.570% due 05/07/20 “ §	473,050	473,419
0.590% due 03/11/20 “ §	472,060	472,834
Permanent Master Issuer PLC (United Kingdom)
1.669% due 07/15/42 “ ~ §	800,000	799,197
Structured Adjustable Rate Mortgage Loan Trust
2.675% due 11/25/34 “ §	298,933	268,347

		4,684,576

Fannie Mae - 3.4%

2.056% due 01/01/35 “ §	1,274,827	1,337,659
2.505% due 09/01/34 “ §	1,000,466	1,048,944
2.680% due 11/01/34 “ §	771,559	812,784
2.766% due 09/01/35 “ §	1,219,374	1,281,319
5.000% due 01/01/20 “	7,230	7,814

		4,488,520

Freddie Mac - 0.2%

5.000% due 11/01/16 “	4,468	4,787
5.000% due 10/01/17 “	4,543	4,905
5.000% due 10/01/17 “	32,545	34,936
5.000% due 11/01/17 “	4,431	4,784
5.000% due 11/01/17 “	5,033	5,434
5.000% due 11/01/17 “	3,758	4,058
5.000% due 11/01/17 “	5,136	5,546
5.000% due 11/01/17 “	6,911	7,461
5.000% due 11/01/17 “	5,348	5,774
5.000% due 11/01/17 “	9,155	9,885
5.000% due 11/01/17 “	83,281	89,413
5.000% due 12/01/17 “	5,422	5,854
5.000% due 12/01/17 “	6,581	7,105
5.000% due 12/01/17 “	3,878	4,188
5.000% due 12/01/17 “	4,811	5,194
5.000% due 12/01/17 “	6,671	7,202

See Supplemental Notes to Schedules of Investments	39	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
5.000% due 12/01/17 “	$7,172	$7,743
5.000% due 12/01/17 “	7,052	7,614
5.000% due 04/01/18 “	4,209	4,544
5.500% due 01/01/20 “	39,403	42,952

		269,379

Total Mortgage-Backed Securities (Cost $9,515,269)		9,442,475

ASSET-BACKED SECURITIES - 6.1%

Bank of America Auto Trust
1.670% due 12/15/13 “ ~ Δ	348,283	350,236
College Loan Corp Trust
0.374% due 07/25/24 “ §	1,000,000	994,550
0.434% due 04/25/21 “ §	839,986	839,326
Collegiate Funding Services Education Loan Trust I
0.336% due 12/28/21 “ §	375,338	370,599
Ford Credit Auto Owner Trust
1.510% due 01/15/14 “	517,167	520,329
Nelnet Education Loan Funding Inc
0.357% due 11/25/15 “ §	87,524	87,501
Northstar Education Finance Inc
0.393% due 04/28/16 “ §	613,322	595,622
0.443% due 04/28/17 “ §	197,500	197,214
SLM Student Loan Trust
0.274% due 07/25/17 “ §	382,607	380,019
0.304% due 07/25/18 “ §	1,436,657	1,432,836
0.674% due 10/27/14 “ §	43,684	43,698
Student Loan Consolidation Center
1.406% due 10/25/27 “ ~ §	292,467	292,467
Suntrust Student Loan Trust
0.373% due 07/28/20 “ ~ §	496,148	494,663
World Financial Network Credit Card Master Trust
0.317% due 02/15/17 “ ~ §	1,100,000	1,086,241
3.790% due 05/15/16 “	400,000	410,235

Total Asset-Backed Securities (Cost $8,079,569)		8,095,536

U.S. GOVERNMENT AGENCY ISSUE - 0.2%

Freddie Mac
4.500% due 01/15/13	300,000	318,873

Total U.S. Government Agency Issue (Cost $317,055)		318,873

U.S. TREASURY OBLIGATIONS - 55.9%

U.S. Treasury Notes - 55.9%

0.625% due 04/30/13	400,000	401,438
0.750% due 06/15/14	6,800,000	6,790,970
0.375% due 10/31/12	900,000	900,914
0.500% due 05/31/13	37,200,000	37,237,795
0.625% due 06/30/12	9,800,000	9,839,857
0.625% due 07/31/12	900,000	903,795
0.625% due 01/31/13	200,000	200,805
0.750% due 05/31/12	4,600,000	4,622,982
0.750% due 03/31/13	200,000	201,179
1.000% due 03/31/12	1,500,000	1,509,429
1.000% due 04/30/12	6,800,000	6,846,220
1.375% due 03/15/13	900,000	914,802
1.500% due 12/31/13	2,200,000	2,246,750
2.125% due 02/29/16	300,000	306,984
3.125% due 05/15/21	1,700,000	1,694,162

Total U.S. Treasury Obligations (Cost $74,527,657)		74,618,082

	Shares
SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	886,764	886,764

Total Short-Term Investment (Cost $886,764)		886,764

TOTAL INVESTMENTS - 98.3% (Cost $130,547,150)		131,132,863

OTHER ASSETS & LIABILITIES, NET - 1.7%		2,251,308

NET ASSETS - 100.0%		$133,384,171

Notes to Schedule of Investments

(a)	As of June 30, 2011, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Supplemental Notes to Schedules of Investments	40	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$37,771,133	$—	$37,771,133	$—
	Mortgage-Backed Securities	9,442,475	—	9,442,475	—
	Asset-Backed Securities	8,095,536	—	8,095,536	—
	U.S. Government Agency Issue	318,873	—	318,873	—
	U.S. Treasury Obligations	74,618,082	—	74,618,082	—
	Short-Term Investment	886,764	886,764	—	—

	Total Assets	$131,132,863	$886,764	$130,246,099	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2011:

	Mortgage-	Asset-
	Backed	Backed
	Securities	Securities	Total

Value, Beginning of Period	$1,000,000	$299,330	$1,299,330
Purchases	—	—	—
Sales	(61,542)	(6,863)	(68,405)
Accrued Discounts (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	1,102	—	1,102
Transfers In	—	—	—
Transfers Out	(939,560)	(292,467)	(1,232,027)

Value, End of Period	$—	$—	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if applicable	$—	$—	$—

See Supplemental Notes to Schedules of Investments	41	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 15.0%

Comcast Corp ‘A’	275,320	$6,976,609
DIRECTV ‘A’ *	18,179	923,857
General Motors Co *	67,043	2,035,425
Lowe’s Cos Inc	71,254	1,660,931
Macy’s Inc	21,963	642,198
News Corp ‘B’	140,075	2,532,556
Staples Inc	82,302	1,300,372
Target Corp	22,319	1,046,984
The Home Depot Inc	48,103	1,742,291
Time Warner Cable Inc	45,296	3,534,900
Time Warner Inc	46,813	1,702,589
Viacom Inc ‘B’	54,726	2,791,026

		26,889,738

Consumer Staples - 8.8%

Avon Products Inc	30,222	846,216
CVS Caremark Corp	79,217	2,976,975
Kraft Foods Inc ‘A’	119,737	4,218,335
PepsiCo Inc	12,109	852,837
The Coca-Cola Co	18,135	1,220,304
The Procter & Gamble Co	9,743	619,363
Unilever NV ‘NY’ (Netherlands)	98,210	3,226,199
Wal-Mart Stores Inc	32,761	1,740,920

		15,701,149

Energy - 11.8%

BP PLC ADR (United Kingdom)	54,644	2,420,183
Chesapeake Energy Corp	36,922	1,096,214
Chevron Corp	41,854	4,304,265
Halliburton Co	97,744	4,984,944
Noble Corp (Switzerland)	23,860	940,323
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	45,852	3,261,453
Total SA ADR (France)	22,331	1,291,625
Weatherford International Ltd (Switzerland) *	143,992	2,699,850

		20,998,857

Financials - 20.6%

Aflac Inc	13,176	615,056
Bank of America Corp	260,874	2,859,179
Citigroup Inc	110,113	4,585,105
Fifth Third Bancorp	28,003	357,038
JPMorgan Chase & Co	127,381	5,214,978
MetLife Inc	56,781	2,490,982
Morgan Stanley	81,694	1,879,779
State Street Corp	18,747	845,302
The Allstate Corp	104,196	3,181,104
The Bank of New York Mellon Corp	121,248	3,106,374
The Chubb Corp	32,281	2,021,113
The Goldman Sachs Group Inc	12,730	1,694,236
The PNC Financial Services Group Inc	40,241	2,398,766
The Travelers Cos Inc	14,104	823,392
Torchmark Corp	19,898	1,276,258
U.S. Bancorp	44,738	1,141,266
Wells Fargo & Co	80,140	2,248,728

		36,738,656

Health Care - 12.4%

Abbott Laboratories	21,024	1,106,283
Bristol-Myers Squibb Co	130,571	3,781,336
Cardinal Health Inc	40,194	1,825,611
GlaxoSmithKline PLC ADR (United Kingdom)	47,077	2,019,603
Merck & Co Inc	66,713	2,354,302
Pfizer Inc	220,612	4,544,607
Roche Holding AG ADR (Switzerland)	34,867	1,463,019
UnitedHealth Group Inc	65,373	3,371,939
WellPoint Inc	21,699	1,709,230

		22,175,930

Industrials - 5.8%

Emerson Electric Co	21,053	1,184,231
General Electric Co	141,741	2,673,235
Honeywell International Inc	37,905	2,258,759
Ingersoll-Rand PLC (Ireland)	61,148	2,776,731
Textron Inc	62,256	1,469,864

		10,362,820

Information Technology - 11.3%

Accenture PLC ‘A’ (Ireland)	2,942	177,756
Cisco Systems Inc	88,506	1,381,579
Dell Inc *	137,154	2,286,357
eBay Inc *	104,157	3,361,146
Hewlett-Packard Co	113,368	4,126,595
Intel Corp	47,976	1,063,148
KLA-Tencor Corp	13,888	562,186
Microsoft Corp	147,787	3,842,462
The Western Union Co	26,143	523,644
Yahoo! Inc *	189,233	2,846,064

		20,170,937

Materials - 4.3%

Alcoa Inc	158,864	2,519,583
International Paper Co	175,959	5,247,097

		7,766,680

Telecommunication Services - 2.9%

AT&T Inc	52,108	1,636,712
Verizon Communications Inc	53,238	1,982,051
Vodafone Group PLC ADR (United Kingdom)	60,937	1,628,237

		5,247,000

Utilities - 2.8%

American Electric Power Co Inc	20,628	777,263
FirstEnergy Corp	34,626	1,528,738
PPL Corp	84,486	2,351,245
Sempra Energy	6,454	341,288

		4,998,534

Total Common Stocks (Cost $141,189,291)		171,050,301

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,051,267	7,051,267

Total Short-Term Investment (Cost $7,051,267)		7,051,267

TOTAL INVESTMENTS - 99.6% (Cost $148,240,558)		178,101,568

OTHER ASSETS & LIABILITIES, NET - 0.4%		671,663

NET ASSETS - 100.0%		$178,773,231

See Supplemental Notes to Schedules of Investments	42	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$171,050,301	$171,050,301	$—	$—
	Short-Term Investment	7,051,267	7,051,267	—	—

	Total	$178,101,568	$178,101,568	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	43	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.7%

Consumer Discretionary - 14.1%

Amazon.com Inc *	6,665	$1,362,926
CBS Corp ‘B’	94,980	2,705,980
Cie Financiere Richemont SA ‘A’ (Switzerland)	27,723	1,816,772
Crown Ltd (Australia)	111,734	1,074,075
International Game Technology	58,840	1,034,407
Lamar Advertising Co ‘A’ *	9,645	263,984
Limited Brands Inc	41,200	1,584,140
Mattel Inc	35,690	981,118
Netflix Inc *	3,100	814,339
Nike Inc ‘B’	5,860	527,283
Nordstrom Inc	33,150	1,556,061
Polo Ralph Lauren Corp	7,450	987,945
Prada SPA (Italy) *	152,800	921,901
The Walt Disney Co	44,330	1,730,643
Time Warner Cable Inc	12,560	980,182

		18,341,756

Consumer Staples - 4.5%

Anheuser-Busch InBev NV (Belgium)	20,803	1,207,359
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,992	644
Colgate-Palmolive Co	14,870	1,299,787
Philip Morris International Inc	25,370	1,693,955
Walgreen Co	39,605	1,681,628

		5,883,373

Energy - 13.0%

Apache Corp	15,100	1,863,189
Baker Hughes Inc	26,905	1,952,227
Canadian Natural Resources Ltd (Canada)	27,830	1,164,964
Dresser-Rand Group Inc *	14,337	770,614
EOG Resources Inc	15,020	1,570,341
Halliburton Co	37,995	1,937,745
Helmerich & Payne Inc	15,375	1,016,595
Hess Corp	23,720	1,773,307
Kinder Morgan Inc	22,080	634,358
Occidental Petroleum Corp	21,885	2,276,915
OGX Petroleo e Gas Participacoes SA ADR (Brazil) *	74,600	712,430
Schlumberger Ltd (Netherlands)	14,355	1,240,272

		16,912,957

Financials - 4.8%

Aflac Inc	12,050	562,494
Citigroup Inc	11,691	486,813
JPMorgan Chase & Co	25,168	1,030,378
Morgan Stanley	51,510	1,185,245
Prudential PLC (United Kingdom)	63,538	726,847
T. Rowe Price Group Inc	26,415	1,593,881
The Charles Schwab Corp	38,975	641,139

		6,226,797

Health Care - 14.7%

AmerisourceBergen Corp	25,505	1,055,907
Bristol-Myers Squibb Co	41,685	1,207,198
Celgene Corp *	50,225	3,029,572
Covidien PLC (Ireland)	50,040	2,663,629
DaVita Inc *	9,975	863,935
Endo Pharmaceuticals Holdings Inc *	48,225	1,937,198
Medco Health Solutions Inc *	55,630	3,144,208
Mylan Inc *	43,055	1,062,167
Pfizer Inc	128,220	2,641,332
St. Jude Medical Inc	5,225	249,128
Vertex Pharmaceuticals Inc *	24,514	1,274,483

		19,128,757

Industrials - 8.2%

C.H. Robinson Worldwide Inc	21,040	1,658,794
Danaher Corp	11,455	607,000
Expeditors International of Washington Inc	22,605	1,157,150
FANUC Corp (Japan)	7,900	1,321,062
Precision Castparts Corp	10,550	1,737,058
Sensata Technologies Holding Inc (Netherlands) *	18,811	708,234
Tyco International Ltd (Switzerland)	24,410	1,206,586
Union Pacific Corp	15,285	1,595,754
Verisk Analytics Inc ‘A’ *	17,910	620,044

		10,611,682

Information Technology - 24.5%

Adobe Systems Inc *	34,955	1,099,335
Amdocs Ltd (United Kingdom) *	44,365	1,348,252
Amphenol Corp ‘A’	25,843	1,395,263
Apple Inc *	9,655	3,240,894
Atmel Corp *	49,522	696,774
eBay Inc *	159,410	5,144,161
EMC Corp *	103,710	2,857,211
International Business Machines Corp	17,520	3,005,556
Microsoft Corp	117,630	3,058,380
ON Semiconductor Corp *	120,842	1,265,216
Oracle Corp	104,565	3,441,234
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	474,453	1,195,745
TE Connectivity Ltd (Switzerland)	47,815	1,757,679
Teradata Corp *	29,415	1,770,783
The Western Union Co	24,620	493,139

		31,769,622

Materials - 5.2%

E.I. Du Pont de Nemours & Co	27,710	1,497,725
K+S AG (Germany)	25,703	1,973,701
LyondellBasell Industries NV ‘A’ (Netherlands)	15,420	593,978
Nucor Corp	14,880	613,354
Praxair Inc	18,525	2,007,925

		6,686,683

Telecommunication Services - 0.7%

Crown Castle International Corp *	23,340	952,039

Total Common Stocks (Cost $96,823,100)		116,513,666

EXCHANGE-TRADED FUNDS - 0.9%

SPDR Gold Shares *	5,205	759,935
Sprott Physical Gold Trust (Canada) *	28,236	368,480

Total Exchange-Traded Funds (Cost $1,081,992)		1,128,415

Principal
Amount
SHORT-TERM INVESTMENTS - 7.7%

U.S. Government Agency Issues - 3.8%

Federal Home Loan Bank 0.001% due 07/01/11	$4,900,000	4,900,000

See Supplemental Notes to Schedules of Investments	44	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Money Market Fund - 3.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,144,369	$5,144,369

Total Short-Term Investment (Cost $10,044,369)		10,044,369

TOTAL INVESTMENTS - 98.3% (Cost $107,949,461)		127,686,450

OTHER ASSETS & LIABILITIES, NET - 1.7%		2,187,385

NET ASSETS - 100.0%		$129,873,835

Notes to Schedule of Investments
(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of June 30, 2011 were as follows:

		Principal
Contracts	Contracts	Amount			Unrealized
to Buy or	to Buy or	Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	EUR	210,000	07/11	HSB	$392
Sell	EUR	210,000	07/11	HSB	(565)
Sell	EUR	400,000	07/11	RBC	(14,215)
Sell	EUR	395,000	08/11	CSF	(11,439)
Sell	EUR	210,000	08/11	HSB	—
Sell	EUR	350,000	08/11	JPM	(3,892)
Sell	GBP	90,000	07/11	RBC	544
Sell	GBP	100,000	08/11	CSF	(368)
Sell	GBP	140,000	08/11	JPM	3,812

Total Forward Foreign Currency Contracts					($25,731)

See Supplemental Notes to Schedules of Investments	45	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
(c) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$18,341,756	$15,450,909	$2,890,847	$—
	Consumer Staples	5,883,373	4,676,014	1,207,359	—
	Energy	16,912,957	16,912,957	—	—
	Financials	6,226,797	5,499,950	726,847	—
	Health Care	19,128,757	19,128,757	—	—
	Industrials	10,611,682	9,290,620	1,321,062	—
	Information Technology	31,769,622	30,573,877	1,195,745	—
	Materials	6,686,683	4,712,982	1,973,701	—
	Telecommunication Services	952,039	952,039	—	—

		116,513,666	107,198,105	9,315,561	—
	Exchange-Traded Funds	1,128,415	1,128,415	—	—
	Short-Term Investments	10,044,369	5,144,369	4,900,000	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,748	—	4,748	—

	Total Assets	127,691,198	113,470,889	14,220,309	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(30,479)	—	(30,479)	—

	Total Liabilities	(30,479)	—	(30,479)	—

	Total	$127,660,719	$113,470,889	$14,189,830	$—

See Supplemental Notes to Schedules of Investments	46	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 20.5%

Amazon.com Inc *	21,800	$4,457,882
Discovery Communications Inc ‘A’ *	41,600	1,703,936
Focus Media Holding Ltd ADR (Cayman) *	43,900	1,365,290
Las Vegas Sands Corp *	71,600	3,022,236
McDonald’s Corp	39,200	3,305,344
Netflix Inc *	5,700	1,497,333
Nike Inc ‘B’	23,800	2,141,524
Polo Ralph Lauren Corp	15,600	2,068,716
priceline.com Inc *	5,300	2,713,229

		22,275,490

Consumer Staples - 6.0%

CVS Caremark Corp	57,800	2,172,124
Kellogg Co	41,200	2,279,184
The Estee Lauder Cos Inc ‘A’	19,900	2,093,281

		6,544,589

Energy - 8.2%

Anadarko Petroleum Corp	17,000	1,304,920
Cimarex Energy Co	23,100	2,077,152
Concho Resources Inc *	20,200	1,855,370
CONSOL Energy Inc	30,000	1,454,400
FMC Technologies Inc *	50,200	2,248,458

		8,940,300

Financials - 2.3%

CME Group Inc ‘A’	8,600	2,507,674

Health Care - 11.0%

Agilent Technologies Inc *	60,300	3,081,933
Allergan Inc	35,700	2,972,025
Express Scripts Inc *	48,900	2,639,622
ResMed Inc *	32,700	1,012,065
Watson Pharmaceuticals Inc *	31,600	2,171,868

		11,877,513

Industrials - 9.9%

C.H. Robinson Worldwide Inc	28,300	2,231,172
Danaher Corp	37,300	1,976,527
Parker-Hannifin Corp	16,800	1,507,632
Precision Castparts Corp	14,700	2,420,355
Roper Industries Inc	16,500	1,374,450
Union Pacific Corp	11,800	1,231,920

		10,742,056

Information Technology - 30.5%

Apple Inc *	18,000	6,042,060
Baidu Inc ADR (Cayman) *	18,700	2,620,431
EMC Corp *	150,400	4,143,520
Google Inc ‘A’ *	7,000	3,544,660
MercadoLibre Inc	13,700	1,086,958
Oracle Corp	89,800	2,955,318
QUALCOMM Inc	47,200	2,680,488
Red Hat Inc *	23,300	1,069,470
Riverbed Technology Inc *	45,600	1,805,304
salesforce.com inc *	11,300	1,683,474
SINA Corp (Cayman) *	11,400	1,186,740
Teradata Corp *	41,200	2,480,240
Visa Inc ‘A’	20,400	1,718,904

		33,017,567

Materials - 6.8%

FMC Corp	12,600	1,083,852
Freeport-McMoRan Copper & Gold Inc	30,300	1,602,870
Potash Corp of Saskatchewan Inc (Canada)	24,700	1,407,653
Praxair Inc	12,700	1,376,553
The Sherwin-Williams Co	23,200	1,945,784

		7,416,712

Telecommunication Services - 2.2%

Crown Castle International Corp *	57,200	2,333,188

Total Common Stocks (Cost $82,788,577)		105,655,089

EXCHANGE-TRADED FUND - 1.3%

iShares Russell 1000 Growth Index Fund	23,300	1,418,504

Total Exchange-Traded Fund (Cost $1,381,259)		1,418,504

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,811,822	1,811,822

Total Short-Term Investment (Cost $1,811,822)		1,811,822

TOTAL INVESTMENTS - 100.4% (Cost $85,981,658)		108,885,415

OTHER ASSETS & LIABILITIES, NET — (0.4%)		(432,847)

NET ASSETS - 100.0%		$108,452,568

See Supplemental Notes to Schedules of Investments	47	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$105,655,089	$105,655,089	$—	$—
	Exchange-Traded Fund	1,418,504	1,418,504	—	—
	Short-Term Investment	1,811,822	1,811,822	—	—

	Total	$108,885,415	$108,885,415	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	48	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 16.8%

DISH Network Corp ‘A’ *	167,681	$5,142,776
Johnson Controls Inc	63,440	2,642,910
McDonald’s Corp	33,840	2,853,389
News Corp ‘A’	413,677	7,322,083
SES SA FDR (Luxembourg)	169,859	4,771,664
Target Corp	49,800	2,336,118
The Home Depot Inc	87,630	3,173,959
Time Warner Cable Inc	86,563	6,755,377
Time Warner Inc	165,769	6,029,019

		41,027,295

Consumer Staples - 12.0%

Altria Group Inc	88,339	2,333,033
CVS Caremark Corp	120,807	4,539,927
Kimberly-Clark Corp	96,869	6,447,601
Lorillard Inc	28,635	3,117,492
Philip Morris International Inc	121,232	8,094,661
Unilever PLC ADR (United Kingdom)	80,255	2,599,459
Wal-Mart Stores Inc	44,518	2,365,687

		29,497,860

Energy - 14.0%

Apache Corp	21,413	2,642,150
El Paso Corp	343,659	6,941,912
Exxon Mobil Corp	73,738	6,000,798
Halliburton Co	84,169	4,292,619
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	46,328	3,295,311
Suncor Energy Inc (Canada)	94,155	3,681,461
Total SA ADR (France)	89,978	5,204,328
Transocean Ltd (Switzerland)	36,129	2,332,488

		34,391,067

Financials - 20.0%

American Express Co	73,599	3,805,068
Bank of America Corp	270,910	2,969,174
JPMorgan Chase & Co	176,839	7,239,789
Loews Corp	83,961	3,533,918
Marsh & McLennan Cos Inc	129,833	4,049,491
MetLife Inc	52,774	2,315,195
State Street Corp	62,257	2,807,168
The Bank of New York Mellon Corp	74,621	1,911,790
The Charles Schwab Corp	151,231	2,487,750
The Chubb Corp	37,832	2,368,662
The Progressive Corp	114,192	2,441,425
The Travelers Cos Inc	59,157	3,453,586
U.S. Bancorp	87,520	2,232,635
Wells Fargo & Co	259,452	7,280,223

		48,895,874

Health Care - 7.3%

Johnson & Johnson	64,943	4,320,008
Merck & Co Inc	106,036	3,742,011
Novartis AG ADR (Switzerland)	66,227	4,047,132
Pfizer Inc	127,785	2,632,371
WellPoint Inc	39,206	3,088,257

		17,829,779

Industrials - 10.1%

General Electric Co	279,824	5,277,481
Honeywell International Inc	97,871	5,832,133
Illinois Tool Works Inc	60,576	3,421,938
Raytheon Co	74,470	3,712,330
United Technologies Corp	74,667	6,608,776

		24,852,658

Information Technology - 8.2%

Hewlett-Packard Co	101,445	3,692,598
International Business Machines Corp	35,428	6,077,673
Microsoft Corp	136,486	3,548,636
Motorola Solutions Inc *	65,808	3,029,800
Xerox Corp	357,815	3,724,854

		20,073,561

Materials - 3.2%

Air Products & Chemicals Inc	52,568	5,024,449
Crown Holdings Inc *	72,438	2,812,043

		7,836,492

Telecommunication Services - 3.9%

AT&T Inc	110,288	3,464,146
CenturyLink Inc	90,066	3,641,368
Verizon Communications Inc	68,463	2,548,877

		9,654,391

Utilities - 1.8%

Sempra Energy	81,852	4,328,334

Total Common Stocks (Cost $191,702,464)		238,387,311

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,398,861	5,398,861

Total Short-Term Investment (Cost $5,398,861)		5,398,861

TOTAL INVESTMENTS - 99.5% (Cost $197,101,325)		243,786,172

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,209,926

NET ASSETS - 100.0%		$244,996,098

See Supplemental Notes to Schedules of Investments	49	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$41,027,295	$36,255,631	$4,771,664	$—
	Consumer Staples	29,497,860	29,497,860	—	—
	Energy	34,391,067	34,391,067	—	—
	Financials	48,895,874	48,895,874	—	—
	Health Care	17,829,779	17,829,779	—	—
	Industrials	24,852,658	24,852,658	—	—
	Information Technology	20,073,561	20,073,561	—	—
	Materials	7,836,492	7,836,492	—	—
	Telecommunication Services	9,654,391	9,654,391	—	—
	Utilities	4,328,334	4,328,334	—	—

		238,387,311	233,615,647	4,771,664	—
	Short-Term Investment	5,398,861	5,398,861	—	—

	Total	$243,786,172	$239,014,508	$4,771,664	$—

See Supplemental Notes to Schedules of Investments	50	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 10.7%

AutoZone Inc *	9,330	$2,750,950
Ford Motor Co *	364,032	5,020,000
Hyatt Hotels Corp ‘A’ *	58,338	2,381,356
McDonald’s Corp	13,402	1,130,057
The McGraw-Hill Cos Inc	113,888	4,773,046
The TJX Cos Inc	44,970	2,362,274

		18,417,683

Consumer Staples - 10.7%

Dr Pepper Snapple Group Inc	94,640	3,968,255
General Mills Inc	75,280	2,801,922
Mead Johnson Nutrition Co	46,500	3,141,075
Philip Morris International Inc	79,590	5,314,224
Sara Lee Corp	124,500	2,364,255
The J.M. Smucker Co	10,860	830,138

		18,419,869

Energy - 12.0%

Chevron Corp	75,824	7,797,740
Enterprise Products Partners LP	36,106	1,560,140
Kinder Morgan Inc	42,990	1,235,103
Noble Energy Inc	24,298	2,177,830
Occidental Petroleum Corp	70,828	7,368,945
Plains All American Pipeline LP	9,972	638,208

		20,777,966

Financials - 16.8%

Aflac Inc	40,178	1,875,509
Blackstone Group LP	112,600	1,864,656
CIT Group Inc *	145,710	6,449,125
Citigroup Inc	121,527	5,060,384
Genworth Financial Inc ‘A’ *	72,710	747,459
JPMorgan Chase & Co	124,590	5,100,715
Marsh & McLennan Cos Inc	55,000	1,715,450
State Street Corp	56,712	2,557,144
The Progressive Corp	170,938	3,654,654

		29,025,096

Health Care - 12.5%

Abbott Laboratories	84,350	4,438,497
Allergan Inc	11,110	924,908
Bristol-Myers Squibb Co	76,540	2,216,598
Celgene Corp *	64,082	3,865,426
Hospira Inc *	31,260	1,771,192
Human Genome Sciences Inc *	32,042	786,311
Intuitive Surgical Inc *	760	282,804
Teva Pharmaceutical Industries Ltd ADR (Israel)	51,598	2,488,056
Waters Corp *	5,710	546,675
WellPoint Inc	54,590	4,300,054

		21,620,521

Industrials - 8.2%

CSX Corp	51,730	1,356,361
KBR Inc	25,720	969,387
Norfolk Southern Corp	9,930	744,055
The Boeing Co	23,578	1,743,122
Tyco International Ltd (Switzerland)	87,185	4,309,555
United Parcel Service Inc ‘B’	70,306	5,127,417

		14,249,897

Information Technology - 18.8%

Apple Inc *	25,622	8,600,537
Check Point Software Technologies Ltd (Israel) *	29,244	1,662,521
eBay Inc *	181,910	5,870,236
Google Inc ‘A’ *	7,786	3,942,675
Marvell Technology Group Ltd (Bermuda) *	153,910	2,272,481
Microsoft Corp	158,142	4,111,692
QUALCOMM Inc	85,202	4,838,622
Visa Inc ‘A’	9,940	837,544
Western Digital Corp *	9,620	349,976

		32,486,284

Materials - 2.0%

Glencore International PLC (United Kingdom) *	41,600	329,073
Praxair Inc	29,632	3,211,812

		3,540,885

Telecommunication Services - 2.2%

America Movil SAB de CV ‘L’ ADR (Mexico)	71,670	3,861,580

Utilities - 2.2%

The AES Corp *	294,638	3,753,688

Total Common Stocks (Cost $136,840,543)		166,153,469

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,469,122	5,469,122

Total Short-Term Investment (Cost $5,469,122)		5,469,122

TOTAL INVESTMENTS - 99.3% (Cost $142,309,665)		171,622,591

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,277,762

NET ASSETS - 100.0%		$172,900,353

See Supplemental Notes to Schedules of Investments	51	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$166,153,469	$166,153,469	$—	$—
	Short-Term Investment	5,469,122	5,469,122	—	—

	Total	$171,622,591	$171,622,591	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	52	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%

Industrials - 0.4%

Better Place LLC ‘B’ 8.000% * ◊ Δ +	191,233	$605,731

Total Convertible Preferred Stocks (Cost $573,700)		605,731

COMMON STOCKS - 96.1%

Consumer Discretionary - 15.6%

ANN Inc *	31,400	819,540
AutoZone Inc *	5,060	1,491,941
Cablevision Systems Corp ‘A’	39,760	1,439,710
Darden Restaurants Inc	35,290	1,756,030
DeVry Inc	43,500	2,572,155
International Game Technology	146,500	2,575,470
Lear Corp	40,200	2,149,896
Mattel Inc	66,640	1,831,934
Newell Rubbermaid Inc	131,430	2,073,965
Ross Stores Inc	25,200	2,019,024
The Interpublic Group of Cos Inc	189,900	2,373,750
The TJX Cos Inc	19,570	1,028,012

		22,131,427

Consumer Staples - 6.9%

Avon Products Inc	39,430	1,104,040
Campbell Soup Co	41,600	1,437,280
Energizer Holdings Inc *	37,500	2,713,500
Molson Coors Brewing Co ‘B’	65,140	2,914,364
Ralcorp Holdings Inc *	19,350	1,675,323

		9,844,507

Energy - 10.1%

Arch Coal Inc	38,120	1,016,279
Energen Corp	42,750	2,415,375
EQT Corp	47,440	2,491,549
Noble Energy Inc	16,710	1,497,717
Rowan Cos Inc *	61,540	2,388,367
The Williams Cos Inc	80,650	2,439,663
Tidewater Inc	39,900	2,147,019

		14,395,969

Financials - 15.1%

Ameriprise Financial Inc	56,500	3,258,920
City National Corp	33,790	1,833,107
Comerica Inc	43,100	1,489,967
Duke Realty Corp REIT	113,100	1,584,531
Fifth Third Bancorp	115,100	1,467,525
Invesco Ltd (Bermuda)	112,700	2,637,180
LaSalle Hotel Properties REIT	64,800	1,706,832
PartnerRe Ltd (Bermuda)	21,290	1,465,817
Principal Financial Group Inc	70,030	2,130,313
The Macerich Co REIT	33,100	1,770,850
Weingarten Realty Investors REIT	82,300	2,070,668

		21,415,710

Health Care - 10.5%

CareFusion Corp *	55,820	1,516,629
DENTSPLY International Inc	30,400	1,157,632
HealthSouth Corp *	64,000	1,680,000
Laboratory Corp of America Holdings *	14,900	1,442,171
Life Technologies Corp *	40,437	2,105,555
Medicis Pharmaceutical Corp ‘A’	30,200	1,152,734
Quest Diagnostics Inc	21,000	1,241,100
Warner Chilcott PLC ‘A’ (Ireland)	96,800	2,335,784
Zimmer Holdings Inc *	37,180	2,349,776

		14,981,381

Industrials - 13.4%

Corrections Corp of America *	96,990	2,099,833
Dover Corp	55,040	3,731,712
Equifax Inc	78,900	2,739,408
Foster Wheeler AG (Switzerland) *	44,560	1,353,733
Owens Corning *	28,400	1,060,740
Parker-Hannifin Corp	16,100	1,444,814
Rockwell Collins Inc	56,190	3,466,361
Stanley Black & Decker Inc	15,700	1,131,185
Thomas & Betts Corp *	38,600	2,078,610

		19,106,396

Information Technology - 15.8%

Amdocs Ltd (United Kingdom) *	76,100	2,312,679
AOL Inc *	48,500	963,210
BMC Software Inc *	42,640	2,332,408
Ingram Micro Inc ‘A’ *	133,010	2,412,801
Intuit Inc *	30,150	1,563,579
Lender Processing Services Inc	31,900	667,029
Motorola Mobility Holdings Inc *	46,410	1,022,876
NCR Corp *	76,900	1,452,641
Quest Software Inc *	53,200	1,209,236
SanDisk Corp *	22,800	946,200
Symantec Corp *	117,190	2,310,987
Teradata Corp *	31,800	1,914,360
Teradyne Inc *	81,000	1,198,800
Xilinx Inc	59,100	2,155,377

		22,462,183

Materials - 5.4%

Ball Corp	55,220	2,123,761
Cliffs Natural Resources Inc	15,250	1,409,862
Compass Minerals International Inc	23,940	2,060,516
Eastman Chemical Co	8,410	858,409
United States Steel Corp	25,600	1,178,624

		7,631,172

Utilities - 3.3%

CMS Energy Corp	128,300	2,526,227
Wisconsin Energy Corp	68,200	2,138,070

		4,664,297

Total Common Stocks (Cost $116,260,941)		136,633,042

See Supplemental Notes to Schedules of Investments	53	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.6%

Money Market Fund - 3.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,110,500	$5,110,500

Total Short-Term Investment (Cost $5,110,500)		5,110,500

TOTAL INVESTMENTS - 100.1% (Cost $121,945,141)		142,349,273

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(173,809)

NET ASSETS - 100.0%		$142,175,464

Notes to Schedule of Investments
(a)	An investment with a total aggregate value of $605,731 or 0.4% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.
(b)	As of June 30, 2011, 0.4% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Restricted securities as of June 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$605,731	0.4%

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$605,731	$—	$—	$605,731
	Common Stocks (1)	136,633,042	136,633,042	—	—
	Short-Term Investment	5,110,500	5,110,500	—	—

	Total	$142,349,273	$141,743,542	$—	$605,731

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2011:

Convertible
Preferred
Stocks (1)

Value, Beginning of Period	$573,700
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	32,031
Transfer In	—
Transfer Out	—

Value, End of Period	$605,731

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$32,031

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	54	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Industrials - 0.5%

Better Place LLC ‘B’ 8.000% * ◊ ∆ +	98,662	$312,512

Total Convertible Preferred Stocks (Cost $295,986)		312,512

COMMON STOCKS - 92.8%

Consumer Discretionary - 15.6%

Chipotle Mexican Grill Inc *	3,636	1,120,579
Ctrip.com International Ltd ADR (Cayman) *	30,598	1,318,162
Dollar Tree Inc *	15,346	1,022,351
Lululemon Athletica Inc *	10,517	1,176,011
Morningstar Inc	13,826	840,344
Naspers Ltd ‘N’ (South Africa)	18,728	1,052,415
Netflix Inc *	7,692	2,020,611
New Oriental Education & Technology Group ADR (Cayman) *	5,862	654,903
Wynn Resorts Ltd	6,753	969,326

		10,174,702

Consumer Staples - 3.0%

Mead Johnson Nutrition Co	19,343	1,306,620
Natura Cosmeticos SA (Brazil)	26,406	661,905

		1,968,525

Energy - 3.2%

Range Resources Corp	17,236	956,598
Ultra Petroleum Corp (Canada) *	25,229	1,155,488

		2,112,086

Financials - 6.4%

Greenhill & Co Inc	9,624	517,964
IntercontinentalExchange Inc *	6,504	811,114
Leucadia National Corp	28,501	971,884
Moody’s Corp	8,227	315,505
MSCI Inc ‘A’ *	41,742	1,572,839

		4,189,306

Health Care - 11.9%

Gen-Probe Inc *	14,522	1,004,196
IDEXX Laboratories Inc *	10,199	791,034
Illumina Inc *	26,356	1,980,653
Intuitive Surgical Inc *	4,255	1,583,328
Ironwood Pharmaceuticals Inc ‘A’ *	31,306	492,130
Techne Corp	10,598	883,555
Valeant Pharmaceuticals International Inc (Canada)	19,399	1,007,972

		7,742,868

Industrials - 19.0%

C.H. Robinson Worldwide Inc	9,970	786,035
Covanta Holding Corp	40,901	674,457
Edenred (France)	74,346	2,268,395
Expeditors International of Washington Inc	26,107	1,336,417
Fastenal Co	37,227	1,339,800
IHS Inc ‘A’ *	10,447	871,489
Intertek Group PLC (United Kingdom)	36,098	1,144,018
Qualicorp SA (Brazil) *	87,505	834,315
Schindler Holding AG (Switzerland)	8,508	1,034,788
Stericycle Inc *	10,329	920,520
Verisk Analytics Inc ‘A’ *	34,704	1,201,452

		12,411,686

Information Technology - 24.8%

Akamai Technologies Inc *	29,405	$925,375
Alibaba.com Ltd (Cayman)	282,100	451,259
ARM Holdings PLC ADR (United Kingdom)	32,793	932,305
Autodesk Inc *	18,181	701,787
Citrix Systems Inc *	7,025	562,000
FactSet Research Systems Inc	9,219	943,288
First Solar Inc *	3,450	456,332
Gartner Inc *	23,063	929,208
LinkedIn Corp ‘A’ *	7,958	716,936
Motorola Solutions Inc *	49,697	2,288,050
NVIDIA Corp *	11,592	184,719
Red Hat Inc *	28,382	1,302,734
Renren Inc ADR (Cayman) *	36,462	322,689
Rovi Corp	* 9,922	569,126
salesforce.com inc *	8,789	1,309,385
Solera Holdings Inc	23,022	1,361,982
Yandex NV ‘A’ (Netherlands) *	43,418	1,541,773
Youku.com Inc ADR (Cayman) *	19,136	657,322

		16,156,270

Materials - 7.7%

Intrepid Potash Inc *	27,952	908,440
Lynas Corp Ltd (Australia) * +	209,275	403,138
Martin Marietta Materials Inc	7,491	599,055
Molycorp Inc *	22,847	1,395,038
Nalco Holding Co	24,192	672,780
Rockwood Holdings Inc *	18,442	1,019,658

		4,998,109

Telecommunication Services - 1.2%

Millicom International Cellular SA SDR (Luxemburg)	7,789	816,050

Total Common Stocks (Cost $41,616,783)		60,569,602

SHORT-TERM INVESTMENT - 6.8%

Money Market Fund - 6.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,458,995	4,458,995

Total Short-Term Investment (Cost $4,458,995)		4,458,995

TOTAL INVESTMENTS - 100.1% (Cost $46,371,764)		65,341,109

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(76,589)

NET ASSETS - 100.0%		$65,264,520

Notes to Schedule of Investments
(a)	Investments with a total aggregate value of $715,650 or 1.1% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

See Supplemental Notes to Schedules of Investments	55	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30,2011 (Unaudited)
(b)	As of June 30, 2011, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.
(c)	Restricted securities as of June 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$312,512	0.5%

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$312,512	$—	$—	$312,512
	Common Stocks
	Consumer Discretionary	10,174,702	9,122,287	1,052,415	—
	Consumer Staples	1,968,525	1,968,525	—	—
	Energy	2,112,086	2,112,086	—	—
	Financials	4,189,306	4,189,306	—	—
	Health Care	7,742,868	7,742,868	—	—
	Industrials	12,411,686	10,232,880	2,178,806	—
	Information Technology	16,156,270	15,705,011	451,259	—
	Materials	4,998,109	4,594,971	403,138	—
	Telecommunication Services	816,050	—	816,050	—

		60,569,602	55,667,934	4,901,668	—
	Short-Term Investment	4,458,995	4,458,995	—	—

	Total	$65,341,109	$60,126,929	$4,901,668	$312,512

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2011:

Convertible
Preferred
Stocks (1)

Value, Beginning of Period	$295,986
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	16,526
Transfer In	—
Transfer Out	—

Value, End of Period	$312,512

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$16,526

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	56	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%

Consumer Discretionary - 17.6%

American Public Education Inc*	4,500	$200,294
ANN Inc *	13,400	349,739
Brunswick Corp	11,800	240,720
Dana Holding Corp *	22,450	410,835
DSW Inc ‘A’ *	4,500	227,745
Express Inc	11,400	248,520
Gaylord Entertainment Co *	7,100	213,000
Interval Leisure Group Inc *	18,815	257,577
Life Time Fitness Inc *	4,570	182,389
LKQ Corp *	12,100	315,689
McCormick & Schmick’s Seafood Restaurants Inc *	11,025	94,705
Shutterfly Inc *	6,825	391,892
Six Flags Entertainment Corp	8,800	329,560
Sonic Corp *	18,600	197,718
Sotheby’s	5,600	243,600
Tenneco Inc *	2,450	107,972
The Cheesecake Factory Inc*	10,000	313,700
The Children’s Place Retail Stores Inc *	4,730	210,438
The Warnaco Group Inc *	5,350	279,538
Tupperware Brands Corp	4,075	274,859
Ulta Salon Cosmetics & Fragrance Inc*	4,350	280,923
Vera Bradley Inc *	3,950	150,890
Vitamin Shoppe Inc *	7,200	329,472
Williams-Sonoma Inc	6,250	228,063

		6,079,838

Consumer Staples - 2.2%

The Fresh Market Inc *	4,650	179,861
The Hain Celestial Group Inc *	8,035	268,048
United Natural Foods Inc *	7,800	332,826

		780,735

Energy - 6.8%

Cal Dive International Inc *	24,850	148,602
Carrizo Oil & Gas Inc *	5,150	215,013
Complete Production Services Inc *	8,550	285,228
Dril-Quip Inc *	4,015	272,337
Energy XXI Ltd (Bermuda) *	10,200	338,844
Lufkin Industries Inc	800	68,840
Northern Oil and Gas Inc *	9,250	204,888
Patriot Coal Corp *	13,070	290,938
Quicksilver Resources Inc*	14,595	215,422
Rosetta Resources Inc *	5,800	298,932

		2,339,044

Financials - 4.1%

Fortress Investment Group LLC ‘A’ *	59,600	287,271
Greenhill & Co Inc	4,200	226,044
Northwest Bancshares Inc	23,200	291,856
Signature Bank *	5,850	334,620
Stifel Financial Corp *	2,600	93,236
Texas Capital Bancshares Inc *	6,900	178,227

		1,411,254

Health Care - 16.8%

Align Technology Inc *	12,900	294,119
AMERIGROUP Corp *	4,790	337,551
ArthroCare Corp *	4,850	162,330
Auxilium Pharmaceuticals Inc *	7,705	151,018
Bruker Corp *	17,640	359,150
Catalyst Health Solutions Inc*	5,500	307,010
Cubist Pharmaceuticals Inc *	7,200	259,128
Gentiva Health Services Inc*	8,980	187,053
HealthSouth Corp *	11,000	288,750
HealthSpring Inc *	6,750	311,243
HMS Holdings Corp *	3,750	288,263
Incyte Corp Ltd *	8,800	166,672
Insulet Corp *	14,420	319,691
InterMune Inc *	5,300	190,005
Kindred Healthcare Inc *	7,050	151,364
Medicis Pharmaceutical Corp ‘A’	8,730	333,224
Medidata Solutions Inc *	13,250	316,278
Onyx Pharmaceuticals Inc *	3,150	111,195
Optimer Pharmaceuticals Inc *	20,410	242,675
PAREXEL International Corp *	11,125	262,105
Salix Pharmaceuticals Ltd*	3,000	119,490
Sirona Dental Systems Inc*	4,000	212,400
Thoratec Corp *	5,070	166,397
ViroPharma Inc *	6,650	123,025
Volcano Corp *	4,750	153,378

		5,813,514

Industrials - 16.6%

AAR Corp	13,371	362,219
Actuant Corp ‘A’	14,745	395,608
Aecom Technology Corp *	8,735	238,815
Barnes Group Inc	16,450	408,125
CLARCOR Inc	5,040	238,291
Clean Harbors Inc *	3,850	397,513
CoStar Group Inc *	3,450	204,516
Esterline Technologies Corp *	5,280	403,392
Genesee & Wyoming Inc ‘A’*	6,070	355,945
GrafTech International Ltd *	16,700	338,509
Hub Group Inc ‘A’ *	4,750	178,885
RBC Bearings Inc *	9,965	376,278
Tetra Tech Inc *	10,800	243,000
The Geo Group Inc *	12,830	295,475
Towers Watson & Co ‘A’	2,650	174,132
United Rentals Inc *	8,600	218,440
US Airways Group Inc *	18,750	167,063
Waste Connections Inc	12,510	396,942
Woodward Inc	9,780	340,931

		5,734,079

Information Technology - 22.3%

ADTRAN Inc	3,400	131,613
Aeroflex Holding Corp*	9,550	173,333
Ancestry.com Inc *	7,660	317,047
Applied Micro Circuits Corp*	19,255	170,599
Aruba Networks Inc *	8,050	237,878
BroadSoft Inc *	5,550	211,622
Cadence Design Systems Inc*	34,700	366,432
Ciena Corp *	9,250	170,015
comScore Inc *	10,050	260,295
Concur Technologies Inc *	4,900	245,343
Fabrinet (Cayman) *	6,150	149,322
Finisar Corp *	7,500	135,225
Fortinet Inc *	12,400	338,396
Jack Henry & Associates Inc	10,050	301,601
LogMeIn Inc *	7,765	299,496
Mellanox Technologies Ltd (Israel)*	8,990	267,992
Monolithic Power Systems Inc*	1,045	16,114
Netlogic Microsystems Inc*	7,780	314,468
NICE Systems Ltd ADR (Israel) *	10,145	368,872
Novellus Systems Inc *	8,200	296,348
OpenTable Inc *	3,540	294,245
QLIK Technologies Inc*	12,050	410,423
RealPage Inc *	9,950	263,377
RF Micro Devices Inc *	40,150	245,718
Solera Holdings Inc	6,215	367,679
Taleo Corp ‘A’ *	9,174	339,713
The Ultimate Software Group Inc *	5,350	291,201

See Supplemental Notes to Schedules of Investments	57	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
VistaPrint NV (Netherlands) *	6,875	$328,969
Wright Express Corp *	7,265	378,289

		7,691,625

Materials - 4.9%

AuRico Gold Inc (Canada) *	20,650	226,943
Kraton Performance Polymers Inc *	8,350	327,070
Rockwood Holdings Inc *	5,550	306,860
Silgan Holdings Inc	8,640	353,981
Solutia Inc *	13,150	300,478
Stillwater Mining Co *	8,250	181,583

		1,696,915

Telecommunication Services - 1.0%

SBA Communications Corp ‘A’ *	8,900	339,890

Utilities - 1.1%

ITC Holdings Corp	5,280	378,945

Total Common Stocks (Cost $23,628,464)		32,265,839

SHORT-TERM INVESTMENT - 4.9%

Money Market Fund - 4.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,686,282	1,686,282

Total Short-Term Investment (Cost $1,686,282)		1,686,282

TOTAL INVESTMENTS - 98.3% (Cost $25,314,746)		33,952,121

OTHER ASSETS & LIABILITIES, NET - 1.7%		589,121

NET ASSETS - 100.0%		$34,541,242

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$32,265,839	$32,265,839	$—	$—
	Short-Term Investment	1,686,282	1,686,282	—	—

	Total	$33,952,121	$33,952,121	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	58	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.5%

Consumer Discretionary - 8.9%

Aaron’s Inc	31,400	$887,365
Bob Evans Farms Inc	9,100	318,227
Cinemark Holdings Inc	37,700	780,767
Cooper Tire & Rubber Co	33,700	666,923
Dover Downs Gaming & Entertainment Inc	6,200	19,840
Group 1 Automotive Inc	20,600	848,308
Hillenbrand Inc	14,800	350,020
International Speedway Corp ‘A’	14,900	423,309
Meredith Corp	27,000	840,510
Sturm Ruger & Co Inc	10,900	239,255
The Buckle Inc	22,300	952,210
The Jones Group Inc	8,257	89,588
Wolverine World Wide Inc	22,800	951,900

		7,368,222

Consumer Staples - 6.4%

Cal-Maine Foods Inc	12,700	405,892
Casey’s General Stores Inc	21,000	924,000
Cia Cervecerias Unidas SA ADR (Chile)	4,800	282,192
Corn Products International Inc	19,100	1,055,848
Embotelladora Andina SA ‘B’ ADR (Chile)	8,900	256,765
Fresh Del Monte Produce Inc (Cayman)	7,300	194,691
Ruddick Corp	18,600	809,844
The Andersons Inc	10,109	427,105
Universal Corp	16,200	610,254
WD-40 Co	5,700	222,528
Weis Markets Inc	3,600	146,628

		5,335,747

Energy - 15.4%

Alliance Resource Partners LP	5,300	410,485
Berry Petroleum Co ‘A’	21,200	1,126,356
Buckeye Partners LP	9,100	587,496
Cimarex Energy Co	9,600	863,232
El Paso Pipeline Partners LP	11,000	382,250
Energen Corp	13,700	774,050
EXCO Resources Inc	41,400	730,710
Holly Corp	17,500	1,214,500
Knightsbridge Tankers Ltd (Bermuda)	3,900	85,917
Linn Energy LLC	25,200	984,564
Magellan Midstream Partners LP	13,100	782,463
Ship Finance International Ltd (Bermuda)	17,800	320,756
Southern Union Co	27,200	1,092,080
Sunoco Logistics Partners LP	4,900	422,135
TC Pipelines LP	4,400	210,188
Tidewater Inc	15,500	834,055
TransMontaigne Partners LP	4,800	167,568
W&T Offshore Inc	27,500	718,300
World Fuel Services Corp	28,200	1,013,226

		12,720,331

Financials - 13.9%

Advance America Cash Advance Centers Inc	25,700	177,073
American Equity Investment Life Holding Co	18,500	235,135
American Financial Group Inc	22,300	795,887
Bank of Hawaii Corp	17,000	790,840
Cash America International Inc	16,800	972,216
CommonWealth REIT	11,950	308,788
CreXus Investment Corp REIT	8,800	97,768
Cullen/Frost Bankers Inc	14,400	818,640
Delphi Financial Group Inc ‘A’	24,800	724,408
Equity One Inc REIT	18,500	344,840
Federated Investors Inc ‘B’	29,400	700,896
Franklin Street Properties Corp REIT	29,100	375,681
Healthcare Realty Trust Inc REIT	23,800	490,994
Infinity Property & Casualty Corp	4,300	235,038
Montpelier Re Holdings Ltd (Bermuda)	6,309	113,562
Omega Healthcare Investors Inc REIT	36,700	771,067
Prosperity Bancshares Inc	16,600	727,412
PS Business Parks Inc REIT	8,100	446,310
Raymond James Financial Inc	19,700	633,355
RLI Corp	7,700	476,784
Sovran Self Storage Inc REIT	9,500	389,500
Trustmark Corp	37,300	873,193

		11,499,387

Health Care - 7.2%

Invacare Corp	14,600	484,574
Owens & Minor Inc	24,800	855,352
PerkinElmer Inc	32,550	875,921
STERIS Corp	23,400	818,532
Teleflex Inc	14,800	903,688
The Cooper Cos Inc	15,000	1,188,600
The Ensign Group Inc	6,600	200,574
West Pharmaceutical Services Inc	14,700	643,272

		5,970,513

Industrials - 12.2%

Albany International Corp ‘A’	5,280	139,339
Alliant Techsystems Inc	12,400	884,492
AZZ Inc	700	32,060
Barnes Group Inc	23,900	592,959
Belden Inc	20,200	704,172
Crane Co	18,300	904,203
Cubic Corp	4,100	209,059
Curtiss-Wright Corp	18,900	611,793
Elbit Systems Ltd (Israel)	2,400	114,624
Ennis Inc	12,100	210,540
Great Lakes Dredge & Dock Co	22,800	127,224
Harsco Corp	18,100	590,060
KBR Inc	24,200	912,098
Kennametal Inc	20,700	873,747
SkyWest Inc	23,100	347,886
Standex International Corp	2,367	72,596
The Brink’s Co	22,700	677,141
Triumph Group Inc	9,300	926,094
UniFirst Corp	4,500	252,855
Valmont Industries Inc	9,300	896,427

		10,079,369

Information Technology - 2.6%

AVX Corp	14,200	216,408
Diebold Inc	23,400	725,634
Himax Technologies Inc ADR (Cayman)	23,500	51,700
Jabil Circuit Inc	40,500	818,100
Micrel Inc	31,600	334,328

		2,146,170

Materials - 14.5%

A. Schulman Inc	10,500	264,495
AMCOL International Corp	6,100	232,776
Bemis Co Inc	25,200	851,256
Cabot Corp	20,300	809,361
Compass Minerals International Inc	10,400	895,128
Gold Resource Corp	22,920	571,396
HudBay Minerals Inc (Canada)	57,082	852,279
IAMGOLD Corp (Canada)	42,800	802,928
Innophos Holdings Inc	10,400	507,520
International Flavors & Fragrances Inc	14,400	925,056
Methanex Corp (Canada)	20,900	655,842
Neenah Paper Inc	4,800	102,144
NewMarket Corp	2,800	477,988

See Supplemental Notes to Schedules of Investments	59	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Quaker Chemical Corp	4,394	$188,986
Rock-Tenn Co ‘A’	12,900	855,786
Royal Gold Inc	18,600	1,089,402
Sensient Technologies Corp	21,500	797,005
Sonoco Products Co	23,700	842,298
Steel Dynamics Inc	11,200	182,000
Stepan Co	2,058	145,912

		12,049,558

Telecommunication Services - 0.4%

Cellcom Israel Ltd (Israel)	6,400	177,408
Partner Communications Co Ltd ADR (Israel)	10,800	161,136

		338,544

Utilities - 9.0%

AGL Resources Inc	17,900	728,709
AmeriGas Partners LP	3,900	175,617
Atmos Energy Corp	22,700	754,775
Avista Corp	18,300	470,127
Cleco Corp	23,300	812,005
Great Plains Energy Inc	20,400	422,892
OGE Energy Corp	15,800	795,056
Southwest Gas Corp	13,700	528,957
Suburban Propane Partners LP	8,000	418,240
UGI Corp	25,100	800,439
Vectren Corp	23,500	654,710
Westar Energy Inc	26,900	723,879
WGL Holdings Inc	3,800	146,262

		7,431,668

Total Common Stocks (Cost $58,380,316)		74,939,509

SHORT-TERM INVESTMENT - 9.4%

Money Market Fund - 9.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,728,721	7,728,721

Total Short-Term Investment (Cost $7,728,721)		7,728,721

TOTAL INVESTMENTS - 99.9% (Cost $66,109,037)		82,668,230

OTHER ASSETS & LIABILITIES, NET - 0.1%		119,603

NET ASSETS - 100.0%		$82,787,833

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$74,939,509	$74,939,509	$—	$—
	Short-Term Investment	7,728,721	7,728,721	—	—

	Total	$82,668,230	$82,668,230	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	60	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 6.0%

Hyatt Hotels Corp ‘A’ *	6,730	$274,719
Starwood Hotels & Resorts Worldwide Inc	44,987	2,521,071

		2,795,790

Financials - 90.8%

Acadia Realty Trust REIT	22,253	452,403
American Campus Communities Inc REIT	5,065	179,909
Apartment Investment & Management Co ‘A’ REIT	23,390	597,147
Ashford Hospitality Trust Inc REIT	18,500	230,325
AvalonBay Communities Inc REIT	12,499	1,604,872
BioMed Realty Trust Inc REIT	4,355	83,790
Boston Properties Inc REIT	19,979	2,120,971
Brookfield Office Properties Inc (Canada)	50,504	973,717
Camden Property Trust REIT	12,026	765,094
CommonWealth REIT	4,767	123,179
Coresite Realty Corp REIT	9,840	161,376
Cousins Properties Inc REIT	74,931	639,911
CreXus Investment Corp REIT	6,780	75,326
DCT Industrial Trust Inc REIT	45,260	236,710
Digital Realty Trust Inc REIT	4,490	277,392
Douglas Emmett Inc REIT	9,680	192,535
Equity Lifestyle Properties Inc REIT	15,084	941,845
Equity One Inc REIT	271	5,051
Equity Residential REIT	71,795	4,307,700
Federal Realty Investment Trust REIT	6,838	582,461
Forest City Enterprises Inc ‘A’ *	63,523	1,185,974
General Growth Properties Inc REIT	116,203	1,939,428
HCP Inc REIT	60,720	2,227,817
Health Care REIT Inc	8,130	426,256
Healthcare Realty Trust Inc REIT	66,669	1,375,381
Host Hotels & Resorts Inc REIT	175,992	2,983,064
Hudson Pacific Properties Inc REIT	17,230	267,582
Kite Realty Group Trust REIT	10,300	51,294
Lexington Realty Trust REIT	2,630	24,012
Liberty Property Trust REIT	1,724	56,168
LTC Properties Inc REIT	2,440	67,881
Mack-Cali Realty Corp REIT	28,849	950,286
Parkway Properties Inc REIT	1,260	21,496
Plum Creek Timber Co Inc REIT	2,419	98,066
Post Properties Inc REIT	7,800	317,928
ProLogis Inc REIT	25,076	898,724
PS Business Parks Inc REIT	3,611	198,966
Public Storage REIT	14,497	1,652,803
Regency Centers Corp REIT	53,261	2,341,886
Retail Opportunity Investments Corp REIT	29,993	322,725
RLJ Lodging Trust REIT	8,540	148,340
Senior Housing Properties Trust REIT	46,963	1,099,404
Simon Property Group Inc REIT	49,647	5,770,471
Sovran Self Storage Inc REIT	2,872	117,752
STAG Industrial Inc REIT	6,500	79,625
Starwood Property Trust Inc REIT	19,990	409,995
Vornado Realty Trust REIT	25,431	2,369,660
Winthrop Realty Trust REIT	14,411	172,067

		42,126,765

Health Care - 1.2%

Assisted Living Concepts Inc ‘A’	25,820	433,260
Capital Senior Living Corp *	11,810	109,715

		542,975

Total Common Stocks (Cost $29,452,487)		45,465,530

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	789,830	789,830

Total Short-Term Investment (Cost $789,830)		789,830

TOTAL INVESTMENTS - 99.7% (Cost $30,242,317)		46,255,360

OTHER ASSETS & LIABILITIES, NET - 0.3%		122,298

NET ASSETS - 100.0%		$46,377,658

Notes to Schedule of Investments

(a)	As of June 30, 2011, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	24.0%
Specialized	22.5%
Residential	18.8%
Office	9.1%
Diversified	8.1%
Hotels, Resort & Cruise Lines	6.0%
Real Estate Operating Companies	4.7%
Industrial	2.6%
Health Care Facilities	1.2%
Mortgage	1.0%

98.0%
Short-Term Investment	1.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Supplemental Notes to Schedules of Investments	61	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$45,465,530	$45,465,530	$—	$—
	Short-Term Investment	789,830	789,830	—	—

	Total	$46,255,360	$46,255,360	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	62	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.5%

Brazil - 6.8%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	21,200	$995,340
Cia de Bebidas das Americas ADR	19,100	644,242
Lojas Americanas SA	61,610	596,109
Petroleo Brasileiro SA ADR	46,500	1,426,620
Vale SA ADR	30,280	876,909

		4,539,220

Colombia - 0.7%

Banco Davivienda SA	5,201	64,388
BanColombia SA ADR	6,130	409,055

		473,443

Total Preferred Stocks (Cost $3,306,128)		5,012,663

COMMON STOCKS - 85.3%

Bermuda - 0.7%

Credicorp Ltd	3,530	303,933
Dairy Farm International Holdings Ltd	19,900	163,180

		467,113

Brazil - 7.0%

Anhanguera Educacional Participacoes SA	14,700	312,339
B2W Cia Global do Varejo	41,581	508,622
BM&FBOVESPA SA	187,016	1,236,667
Diagnosticos da America SA	29,900	405,206
Embraer SA ADR	24,410	751,340
Estacio Participacoes SA	27,400	352,716
Kroton Educacional SA *	12,200	157,127
Multiplan Empreendimentos Imobiliarios SA	12,400	271,892
Natura Cosmeticos SA	24,100	604,102
Totvs SA	3,300	59,904

		4,659,915

Cayman - 5.0%

Ambow Education Holding Ltd ADR *	7,280	37,638
Baidu Inc ADR *	1,410	197,583
Ctrip.com International Ltd ADR *	7,230	311,468
Eurasia Drilling Co Ltd GDR (LI) ~	6,910	203,845
Eurasia Drilling Co Ltd GDR (OTC)~ ∆	500	14,750
Li Ning Co Ltd	182,500	316,664
NetEase.com Inc ADR *	6,150	277,304
New Oriental Education & Technology Group ADR *	1,750	195,510
Tencent Holdings Ltd	29,000	791,479
Tingyi Holding Corp	238,000	736,828
Want Want China Holdings Ltd	276,000	268,339

		3,351,408

Chile - 0.8%

Banco Santander Chile SA	2,589,844	234,131
Cencosud SA	43,778	315,209

		549,340

China - 1.2%

China Shenhua Energy Co Ltd ‘H’	151,500	725,977
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	117,390	63,229

		789,206

Colombia - 0.3%

Almacenes Exito SA	4,551	63,030
Almacenes Exito SA GDR ~	9,200	134,928

		197,958

Denmark - 2.1%

Carlsberg AS ‘B’	12,892	1,403,718

Egypt - 0.7%

Commercial International Bank SAE	53,675	269,612
Eastern Co SAE	2,562	45,196
Egyptian Financial Group-Hermes Holding	44,712	150,633
Medinet Nasr Housing *	2,986	10,422

		475,863

France - 0.9%

Casino Guichard-Perrachon SA	1,670	157,399
CFAO SA	10,780	468,072

		625,471

Hong Kong - 5.1%

AIA Group Ltd *	173,200	602,914
China Resources Enterprise Ltd	66,950	274,324
CNOOC Ltd	495,000	1,165,914
Hang Lung Group Ltd	52,000	330,184
Hang Lung Properties Ltd	93,000	382,383
Hong Kong Exchanges & Clearing Ltd	31,100	654,869

		3,410,588

India - 14.4%

Asian Paints Ltd	3,308	236,095
Cipla Ltd	34,922	258,823
Colgate-Palmolive India Ltd	19,554	429,705
Dabur India Ltd	82,462	210,620
HDFC Bank Ltd ADR	3,810	672,046
Hindustan Unilever Ltd	131,651	1,013,472
Housing Development Finance Corp Ltd	77,559	1,229,517
IBN18 Broadcast Ltd *	27,194	47,060
ICICI Bank Ltd ADR	12,890	635,477
Infosys Ltd	41,784	2,726,012
Marico Ltd	82,018	286,155
Network 18 Media & Investments Ltd *	2,611	7,803
Sun Pharmaceutical Industries Ltd	43,023	480,252
Tata Consultancy Services Ltd	30,176	801,713
Zee Entertainment Enterprises Ltd	206,204	623,280
Zee Learn Ltd *	15,223	6,873

		9,664,903

Indonesia - 2.0%

P.T. Astra International Tbk	74,900	556,767
P.T. Bank Central Asia Tbk	214,000	191,381
P.T. Kalbe Farma Tbk	76,500	30,187
P.T. Telekomunikasi Indonesia Tbk	291,900	251,357
P.T. Unilever Indonesia Tbk	175,500	305,410

		1,335,102

Kenya - 0.1%

East African Breweries Ltd	23,224	50,699

Luxembourg - 1.3%

Tenaris SA ADR	18,310	837,316

See Supplemental Notes to Schedules of Investments	63	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Mexico - 10.9%

America Movil SAB de CV ‘L’ ADR	48,450	$2,610,486
Fomento Economico Mexicano SAB de CV	153,399	1,019,952
Fomento Economico Mexicano SAB de CV ADR	21,870	1,454,136
Grupo Financiero Inbursa SAB de CV ‘O’	71,823	367,994
Grupo Modelo SAB de CV ‘C’	53,453	323,224
Grupo Televisa SAB ADR	27,350	672,810
Wal-Mart de Mexico SAB de CV ‘V’	287,474	853,203

		7,301,805

Netherlands - 0.1%

Yandex NV ‘A’ *	2,680	95,167

Nigeria - 0.3%

Nigerian Breweries PLC	314,302	178,482

Norway - 0.1%

DNO International ASA *	70,281	80,303

Philippines - 2.7%

Jollibee Foods Corp	117,360	240,174
Philippine Long Distance Telephone Co	6,610	356,012
SM Investments Corp	26,780	330,839
SM Prime Holdings Inc	3,330,056	908,034

		1,835,059

Russia - 4.0%

Magnit OJSC	9,679	1,305,809
NovaTek OAO GDR (LI) ~	7,000	968,049
NovaTek OAO GDR (OTC) ~ ∆	2,900	401,049

		2,674,907

South Africa - 6.0%

Anglo American Platinum Ltd	9,260	861,559
Impala Platinum Holdings Ltd	50,084	1,345,475
JSE Ltd	3,233	30,614
MTN Group Ltd	52,669	1,118,935
Standard Bank Group Ltd	45,133	667,638

		4,024,221

South Korea - 5.0%

E-Mart Co Ltd *	3,813	873,206
MegaStudy Co Ltd	1,360	182,950
NHN Corp *	10,857	1,924,803
Shinsegae Co Ltd ∆	1,231	391,443

		3,372,402

Taiwan - 5.0%

Epistar Corp	229,000	682,055
HTC Corp	33,772	1,141,873
MediaTek Inc	30,684	334,217
Synnex Technology International Corp	168,118	408,740
Taiwan Semiconductor Manufacturing Co Ltd	318,993	803,945

		3,370,830

Thailand - 0.6%

CP ALL PCL	24,000	34,646
Siam Commercial Bank PCL	99,700	360,186

		394,832

Turkey - 2.8%

Anadolu Efes Biracilik Ve Malt Sanayii AS	15,125	204,556
BIM Birlesik Magazalar AS	11,771	382,576
Enka Insaat ve Sanayi AS	192,072	587,582
Haci Omer Sabanci Holding AS	161,488	678,704

		1,853,418

United Arab Emirates - 0.8%

DP World Ltd	43,784	540,598

United Kingdom - 5.4%

Anglo American PLC	17,923	887,328
Cairn Energy PLC *	97,630	650,017
SABMiller PLC	30,460	1,111,809
Tullow Oil PLC	46,730	929,896

		3,579,050

Total Common Stocks (Cost $39,573,804)		57,119,674

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * ∆	12,700	67,248

Total Equity-Linked Structured Securities (Cost $59,407)		67,248

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,862,238	2,862,238

Total Short-Term Investment (Cost $2,862,238)		2,862,238

TOTAL INVESTMENTS - 97.2% (Cost $45,801,577)		65,061,823

OTHER ASSETS & LIABILITIES, NET - 2.8%		1,899,308

NET ASSETS - 100.0%		$66,961,131

See Supplemental Notes to Schedules of Investments	64	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	24.2%
Financials	16.0%
Information Technology	15.3%
Energy	11.1%
Consumer Discretionary	8.3%
Telecommunication Services	6.5%
Materials	6.3%
Short-Term Investment	4.3%
Industrials	3.4%
Health Care	1.8%

97.2%
Other Assets & Liabilities, Net	2.8%

100.0%

(b)	As of June 30, 2011, 1.3% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

		Total Value at	Level 1	Level 2 Significant	Level 3 Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$5,012,663	$5,012,663	$—	$—
	Common Stocks
	Bermuda	467,113	467,113	—	—
	Brazil	4,659,915	4,659,915	—	—
	Cayman	3,351,408	1,223,348	2,128,060	—
	Chile	549,340	549,340	—	—
	China	789,206	—	789,206	—
	Colombia	197,958	197,958	—	—
	Denmark	1,403,718	—	1,403,718	—
	Egypt	475,863	269,612	206,251	—
	France	625,471	—	625,471	—
	Hong Kong	3,410,588	—	3,410,588	—
	India	9,664,903	1,745,031	7,919,872	—
	Indonesia	1,335,102	—	1,335,102	—
	Kenya	50,699	50,699	—	—
	Luxembourg	837,316	837,316	—	—
	Mexico	7,301,805	7,301,805	—	—
	Netherlands	95,167	95,167	—	—
	Nigeria	178,482	178,482	—	—
	Norway	80,303	—	80,303	—
	Philippines	1,835,059	—	1,835,059	—
	Russia	2,674,907	—	2,674,907	—
	South Africa	4,024,221	30,614	3,993,607	—
	South Korea	3,372,402	1,264,649	2,107,753	—
	Taiwan	3,370,830	—	3,370,830	—
	Thailand	394,832	360,186	34,646	—
	Turkey	1,853,418	587,132	1,266,286	—
	United Arab Emirates	540,598	—	540,598	—
	United Kingdom	3,579,050	—	3,579,050	—

		57,119,674	19,818,367	37,301,307	—
	Equity-Linked Structured Securities	67,248	—	67,248	—
	Short-Term Investment	2,862,238	2,862,238	—	—

	Total	$65,061,823	$27,693,268	$37,368,555	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	65	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Australia - 2.3%

QBE Insurance Group Ltd	63,824	$1,184,572
Westpac Banking Corp	89,480	2,146,778

		3,331,350

Austria - 0.6%

Erste Group Bank AG	17,052	893,072

Bermuda - 1.3%

Esprit Holdings Ltd	249,200	778,626
Li & Fung Ltd	594,400	1,188,021

		1,966,647

Brazil - 0.6%

BM&FBOVESPA SA	121,200	801,451

Canada - 2.8%

Canadian National Railway Co	50,570	4,040,543

Czech Republic - 0.7%

Komercni Banka AS	4,097	996,123

France - 12.2%

Air Liquide SA	21,876	3,134,022
Danone SA	35,118	2,621,684
Dassault Systemes SA	1,297	110,298
Legrand SA	45,185	1,901,959
LVMH Moet Hennessy Louis Vuitton SA	20,741	3,727,121
Pernod-Ricard SA	23,909	2,358,063
Schneider Electric SA	24,078	4,020,371

		17,873,518

Germany - 11.2%

Bayer AG	32,085	2,576,972
Beiersdorf AG	39,407	2,560,349
Deutsche Boerse AG	23,257	1,765,903
Linde AG	33,868	5,942,052
MAN SE	5,196	692,111
Merck KGaA	12,040	1,309,107
SAP AG	25,943	1,572,890

		16,419,384

Hong Kong - 2.1%

AIA Group Ltd *	299,800	1,043,612
China Unicom Ltd	582,000	1,181,469
CNOOC Ltd	361,000	850,293

		3,075,374

India - 2.8%

ICICI Bank Ltd ADR	51,140	2,521,202
Infosys Ltd ADR	24,730	1,613,138

		4,134,340

Japan - 11.8%

Canon Inc	34,850	1,657,687
Denso Corp	48,300	1,796,396
FANUC Corp	11,000	1,839,454
Honda Motor Co Ltd	40,700	1,568,046
HOYA Corp	87,500	1,937,122
INPEX Corp	372	2,750,264
Lawson Inc	38,100	1,998,764
Nomura Holdings Inc	169,800	837,911
Shin-Etsu Chemical Co Ltd	53,100	2,846,254

		17,231,898

Netherlands - 9.3%

Akzo Nobel NV	42,887	2,709,649
Heineken NV	79,350	4,775,860
ING Groep NV CVA *	257,637	3,175,010
Randstad Holding NV	44,978	2,079,699
Wolters Kluwer NV	42,969	952,654

		13,692,872

Singapore - 0.8%

Keppel Corp Ltd	55,000	497,621
Singapore Telecommunications Ltd	281,380	725,267

		1,222,888

South Africa - 0.9%

MTN Group Ltd	64,163	1,363,120

South Korea - 1.5%

Samsung Electronics Co Ltd	2,903	2,256,297

Spain - 2.2%

Amadeus IT Holding SA ‘A’ *	51,860	1,077,957
Banco Santander SA	137,769	1,587,127
Red Electrica Corp SA	9,853	594,386

		3,259,470

Sweden - 1.0%

Hennes & Mauritz AB ‘B’	26,720	921,336
Svenska Cellulosa AB ‘B’	42,232	595,452

		1,516,788

Switzerland - 11.0%

Cie Financiere Richemont SA ‘A’	20,420	1,338,185
Givaudan SA *	931	984,874
Julius Baer Group Ltd *	66,017	2,727,033
Nestle SA	71,896	4,473,983
Roche Holding AG	14,182	2,374,361
Sonova Holding AG *	7,998	746,765
Swiss Re Ltd *	18,777	1,054,371
UBS AG (XVTX) *	135,827	2,478,785

		16,178,357

Taiwan - 2.4%

Hon Hai Precision Industry Co Ltd	331,000	1,139,565
Taiwan Semiconductor Manufacturing Co Ltd ADR	184,830	2,330,706

		3,470,271

United Kingdom - 20.3%

Barclays PLC	201,078	817,732
BG Group PLC	58,560	1,329,887
Burberry Group PLC	25,969	598,096
Compass Group PLC	210,680	1,989,686
Diageo PLC	154,498	3,154,850
Hays PLC	411,387	680,158
HSBC Holdings PLC (LI)	424,944	4,215,147
Reckitt Benckiser Group PLC	72,837	3,978,702
Rio Tinto PLC	23,630	1,706,228
Royal Dutch Shell PLC ‘A’ (LI)	66,760	2,359,465
Smiths Group PLC	81,110	1,564,614

See Supplemental Notes to Schedules of Investments	66	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
Standard Chartered PLC	103,471	$2,695,252
Tesco PLC	368,745	2,370,668
WPP PLC	184,388	2,283,543

		29,744,028

United States - 0.6%

Synthes Inc ~	4,928	866,906

Total Common Stocks (Cost $112,874,780)		144,334,697

Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%

Commercial Paper - 0.5%

HSBC USA Inc 0.060% due 07/01/11	$697,000	697,000

	Shares
Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	127,582	127,582

Total Short-Term Investments (Cost $824,582)		824,582

TOTAL INVESTMENTS - 99.0% (Cost $113,699,362)		145,159,279

OTHER ASSETS & LIABILITIES, NET - 1.0%		1,481,283

NET ASSETS - 100.0%		$146,640,562

Notes to Schedule of Investments

(a)	As of June 30, 2011, the fund was diversified as a percentage of net assets as follows:

Financials	21.2%
Consumer Staples	19.3%
Materials	12.1%
Industrials	11.9%
Consumer Discretionary	11.6%
Information Technology	9.3%
Health Care	5.4%
Energy	5.0%
Telecommunication Services	2.2%
Short-Term Investments	0.6%
Utilities	0.4%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	67	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Australia	$3,331,350	$—	$3,331,350	$—
	Austria	893,072	—	893,072	—
	Bermuda	1,966,647	—	1,966,647	—
	Brazil	801,451	801,451	—	—
	Canada	4,040,543	4,040,543	—	—
	Czech Republic	996,123	—	996,123	—
	France	17,873,518	—	17,873,518	—
	Germany	16,419,384	—	16,419,384	—
	Hong Kong	3,075,374	—	3,075,374	—
	India	4,134,340	4,134,340	—	—
	Japan	17,231,898	—	17,231,898	—
	Netherlands	13,692,872	—	13,692,872	—
	Singapore	1,222,888	—	1,222,888	—
	South Africa	1,363,120	—	1,363,120	—
	South Korea	2,256,297	—	2,256,297	—
	Spain	3,259,470	—	3,259,470	—
	Sweden	1,516,788	921,336	595,452	—
	Switzerland	16,178,357	1,801,136	14,377,221	—
	Taiwan	3,470,271	2,330,706	1,139,565	—
	United Kingdom	29,744,028	—	29,744,028	—
	United States	866,906	866,906	—	—

		144,334,697	14,896,418	129,438,279	—
	Short-Term Investments	824,582	127,582	697,000	—

	Total	$145,159,279	$15,024,000	$130,135,279	$—

See Supplemental Notes to Schedules of Investments	68	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.2%

Germany - 2.2%

Volkswagen AG	10,449	$2,160,821

Total Preferred Stocks (Cost $1,740,419)		2,160,821

COMMON STOCKS - 95.6%

Australia - 0.9%

QBE Insurance Group Ltd	49,746	923,285

Austria - 0.9%

Erste Group Bank AG	17,038	892,339

Belgium - 2.3%

KBC Groep NV	26,670	1,046,511
Solvay SA	8,257	1,274,852

		2,321,363

Canada - 1.0%

First Quantum Minerals Ltd	6,690	975,424

Cayman - 0.7%

China Resources Land Ltd	388,000	704,287

Finland - 1.4%

UPM-Kymmene OYJ	73,825	1,350,722

France - 11.4%

BNP Paribas	25,291	1,950,174
Bouygues SA	15,008	659,968
GDF Suez	36,711	1,341,707
PPR	5,573	992,586
Sanofi	35,824	2,881,722
Schneider Electric SA	10,298	1,719,486
Sodexo	13,327	1,043,960
Suez Environnement Co	38,911	775,428

		11,365,031

Germany - 12.7%

Allianz SE	13,107	1,827,740
BASF SE	24,083	2,360,663
Bayer AG	26,027	2,090,412
Commerzbank AG *	334,071	1,438,911
Daimler AG	19,776	1,491,347
Deutsche Boerse AG	9,835	746,771
Deutsche Telekom AG	65,411	1,020,688
Hamburger Hafen und Logistik AG	10,757	467,416
Lanxess AG	7,810	640,647
Siemens AG	4,193	576,209

		12,660,804

Italy - 3.6%

Enel SPA	231,189	1,510,638
Snam Rete Gas SPA	249,494	1,476,766
UniCredit SPA	300,708	636,517

		3,623,921

Japan - 19.3%

Amada Co Ltd	85,000	653,576
Bridgestone Corp	38,300	882,452
East Japan Railway Co	15,000	859,062
FUJIFILM Holdings Corp	26,000	810,914
Fujitsu Ltd	166,000	948,839
Japan Tobacco Inc	320	1,235,223
JX Holdings Inc	197,660	1,329,470
KDDI Corp	267	1,921,048
Marubeni Corp	112,000	744,330
Mitsubishi Electric Corp	118,000	1,370,701
Mitsui & Co Ltd	65,900	1,139,419
Nippon Telegraph & Telephone Corp	23,300	1,123,802
Nissan Motor Co Ltd	120,700	1,268,462
Sumitomo Corp	113,700	1,546,804
Sumitomo Mitsui Financial Group Inc	62,000	1,911,751
Toyota Motor Corp	35,400	1,457,743

		19,203,596

Netherlands - 4.0%

ING Groep NV CVA *	163,647	2,016,717
Koninklijke KPN NV	65,287	949,605
Unilever NV CVA	31,086	1,020,269

		3,986,591

Norway - 1.0%

DnB NOR ASA	74,227	1,034,094

Singapore - 1.0%

Singapore Telecommunications Ltd	394,000	1,015,549

South Africa - 0.6%

African Bank Investments Ltd	114,100	578,719

South Korea - 1.2%

Samsung Electronics Co Ltd	1,574	1,223,359

Spain - 2.5%

Banco Bilbao Vizcaya Argentaria SA	122,078	1,433,056
Repsol YPF SA	30,865	1,070,573

		2,503,629

Sweden - 2.1%

Nordea Bank AB	85,435	917,572
Telefonaktiebolaget LM Ericsson ‘B’	80,390	1,157,255

		2,074,827

Switzerland - 3.9%

Credit Suisse Group AG *	35,037	1,365,470
Holcim Ltd *	14,643	1,107,378
Novartis AG	22,557	1,382,454

		3,855,302

Taiwan - 0.8%

Hon Hai Precision Industry Co Ltd GDR ~	107,554	747,500

See Supplemental Notes to Schedules of Investments	69	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares	Value
United Kingdom - 24.3%

Barclays PLC	159,562	$648,898
BP PLC	267,299	1,958,816
British American Tobacco PLC	33,596	1,465,265
BT Group PLC	261,937	847,313
Cairn Energy PLC *	123,529	822,452
Centrica PLC	244,637	1,268,875
Experian PLC	50,821	645,750
GlaxoSmithKline PLC	114,202	2,441,528
Glencore International PLC *	44,733	353,857
HSBC Holdings PLC	62,886	623,785
InterContinental Hotels Group PLC	43,146	883,729
International Power PLC	154,928	794,727
Lloyds Banking Group PLC *	851,010	661,513
Man Group PLC	148,366	556,527
Petropavlovsk PLC	23,711	276,159
Prudential PLC	134,996	1,544,295
Royal Dutch Shell PLC ‘A’	116,468	4,116,270
Standard Chartered PLC	28,714	747,953
Tullow Oil PLC	21,955	436,890
Vodafone Group PLC	1,168,090	3,099,314

		24,193,916

Total Common Stocks (Cost $91,055,174)		95,234,258

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,217,271	1,217,271

Total Short-Term Investment (Cost $1,217,271)		1,217,271

TOTAL INVESTMENTS - 99.0% (Cost $94,012,864)		98,612,350

OTHER ASSETS & LIABILITIES, NET - 1.0%		979,829

NET ASSETS - 100.0%		$99,592,179

Notes to Schedule of Investments
(a)     As of June 30, 2011, the fund was diversified as a percentage of net assets as follows:

Financials	24.3%
Industrials	10.4%
Consumer Discretionary	10.2%
Telecommunication Services	10.0%
Energy	9.8%
Health Care	8.8%
Materials	8.4%
Utilities	7.2%
Information Technology	4.9%
Consumer Staples	3.8%
Short-Term Investment	1.2%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Forward foreign currency contracts as of June 30, 2011 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	AUD	314,851	08/11	BRC	$1,752
Buy	AUD	7,283,195	08/11	CSF	(11,395)
Sell	AUD	243,057	08/11	RBC	(958)
Sell	AUD	263,013	08/11	SSB	(5,861)
Sell	AUD	198,664	08/11	UBS	(422)
Sell	CAD	745,356	08/11	RBC	8,332
Buy	CHF	305,860	08/11	BRC	10,614
Buy	CHF	548,840	08/11	CIT	34,382
Buy	CHF	613,468	08/11	SGG	32,789
Buy	CHF	331,075	08/11	SSB	11,552
Buy	CHF	3,038,458	08/11	UBS	138,894

See Supplemental Notes to Schedules of Investments	70	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	CHF	609,823	08/11	MER	$3,313
Sell	CHF	596,017	08/11	RBC	2,350
Sell	CHF	229,065	08/11	RBC	(3,994)
Buy	EUR	1,126,536	08/11	BRC	(29,095)
Buy	EUR	605,855	08/11	CIT	12,667
Buy	EUR	170,000	08/11	CSF	5,956
Buy	EUR	486,440	08/11	RBC	9,115
Buy	EUR	349,615	08/11	SSB	(3,499)
Buy	EUR	357,149	08/11	UBS	9,744
Sell	EUR	535,000	08/11	BRC	(10,728)
Sell	EUR	705,220	08/11	BRC	27,214
Sell	EUR	631,571	08/11	CIT	(4,377)
Sell	EUR	140,768	08/11	CSF	(3,284)
Sell	EUR	753,941	08/11	HSB	(19,652)
Sell	EUR	320,000	08/11	RBC	(3,982)
Sell	EUR	5,303,488	08/11	RBS	84,316
Sell	EUR	512,374	08/11	TDB	14,539
Sell	EUR	300,000	08/11	TDB	(1,822)
Sell	EUR	300,000	08/11	WPC	(14,424)
Buy	GBP	368,649	08/11	BRC	(22,109)
Buy	GBP	226,296	08/11	CSF	1,547
Buy	GBP	586,443	08/11	CSF	(17,473)
Buy	GBP	162,197	08/11	RBC	(7,193)
Buy	GBP	422,341	08/11	UBS	(15,490)
Sell	GBP	670,218	08/11	BRC	23,730
Sell	GBP	1,744,138	08/11	MER	87,517
Sell	GBP	220,000	08/11	MSC	2,970
Sell	GBP	1,020,854	08/11	RBS	50,006
Sell	GBP	371,131	08/11	SSB	15,345
Buy	HKD	8,150,397	08/11	BRC	(1,275)
Buy	HKD	3,604,160	08/11	HSB	(438)
Buy	HKD	4,016,039	08/11	MER	(218)
Buy	HKD	7,415,036	08/11	WPC	(525)
Sell	HKD	3,968,019	08/11	CSF	(229)
Sell	HKD	164,969	08/11	HSB	36
Sell	HKD	2,948,854	08/11	SSB	798
Buy	JPY	33,935,824	08/11	BRC	988
Buy	JPY	18,000,000	08/11	BRC	(558)
Buy	JPY	28,068,333	08/11	TDB	433
Buy	JPY	13,391,865	08/11	UBS	2,605
Buy	JPY	107,821,857	08/11	WCP	18,591
Sell	JPY	85,387,029	08/11	CIT	(2,717)
Sell	JPY	41,656,672	08/11	HSB	(13,793)
Sell	JPY	74,780,003	08/11	UBS	53
Sell	NOK	1,000,551	08/11	SSB	2,219
Buy	SEK	2,692,944	08/11	BRC	(11,494)
Buy	SEK	12,885,649	08/11	SSB	(72,290)
Sell	SEK	4,951,389	08/11	CIT	4,974
Sell	SEK	3,009,685	08/11	HSB	(1,628)
Sell	SEK	3,221,789	08/11	UBS	(651)
Buy	SGD	1,224,215	08/11	HSB	3,464
Sell	SGD	329,459	08/11	RBC	(830)

Total Forward Foreign Currency Contracts					$340,401

See Supplemental Notes to Schedules of Investments	71	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2011
(Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$2,160,821	$—	$2,160,821	$—
	Common Stocks
	Australia	923,285	—	923,285	—
	Austria	892,339	—	892,339	—
	Belgium	2,321,363	—	2,321,363	—
	Canada	975,424	975,424	—	—
	Cayman	704,287	—	704,287	—
	Finland	1,350,722	—	1,350,722	—
	France	11,365,031	—	11,365,031	—
	Germany	12,660,804	—	12,660,804	—
	Italy	3,623,921	—	3,623,921	—
	Japan	19,203,596	—	19,203,596	—
	Netherlands	3,986,591	949,605	3,036,986	—
	Norway	1,034,094	—	1,034,094	—
	Singapore	1,015,549	—	1,015,549	—
	South Africa	578,719	—	578,719	—
	South Korea	1,223,359	—	1,223,359	—
	Spain	2,503,629	—	2,503,629	—
	Sweden	2,074,827	—	2,074,827	—
	Switzerland	3,855,302	—	3,855,302	—
	Taiwan	747,500	747,500	—	—
	United Kingdom	24,193,916	353,857	23,840,059	—

		95,234,258	3,026,386	92,207,872	—
	Short-Term Investment	1,217,271	1,217,271	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	622,805	—	622,805	—

	Total Assets	99,235,155	4,243,657	94,991,498	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(282,404)	—	(282,404)	—

	Total Liabilities	(282,404)	—	(282,404)	—

	Total	$98,952,751	$4,243,657	$94,709,094	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	72	See explanation of symbols and terms, if any, on page 73

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2011 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Investments with their principal amount adjusted for inflation.

§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.

Ω	Investments were in default as of June 30, 2011.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”)

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, written option contracts, swap contracts and/or reverse repurchase agreements, if any, as of June 30, 2011.

+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee, or a delegate of the Board and then approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 ( See Note 2 in Supplemental Notes to Schedules of Investments).

∆	Illiquid Investments. Investments were reported as illiquid by the portfolio manager pursuant to the Trust’s policy and procedures (See Note 3 in Supplemental Notes to Schedules of Investments).
Counterparty Abbreviations:

BOA	Bank of America

BRC	Barclays

CIT	Citigroup

CSF	Credit Suisse

DUB	Deutsche Bank

GSC	Goldman Sachs

HSB	HSBC

JPM	JPMorgan Chase

MER	Merrill Lynch

MSC	Morgan Stanley

RBC	Royal Bank of Canada

RBS	Royal Bank of Scotland

SGG	Societe Generale Group

SSB	State Street Bank

TDB	Toronto Dominion Bank

UBS	UBS

WPC	Westpac Group
Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand
Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CPI	Consumer Price Index

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LI	London Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

OTC	Over the Counter

PIK	Payment in Kind

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

XVTX	Virt-X Pan European Stock Exchange
Note: The descriptions and credit spreads of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.
See Supplemental Notes to Schedules of Investments

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments
June 30, 2011 (Unaudited)
1. DETERMINATION OF NET ASSET VALUE
     Each of the twenty-five funds in the Pacific Life Funds (the “Trust”) (each a “Fund”, and collectively, the “Funds”) is divided into shares. The price of a Fund’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding. The value of each security/investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the Funds is discussed in further detail below.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities Exchange Commission (the “SEC”), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
2. INVESTMENT VALUATION
     For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Trust’s Board of Trustees (the “Board”).
     Portfolio Optimization Funds
     The investments of the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “Underlying Funds”). The Underlying Funds are valued at their respective NAV’s at the time of computation.
     Money Market Instruments and Short-Term Investments
     Money market instruments and short-term investments maturing within 60 days are valued at amortized cost, in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash purposes are valued at their respective NAVs.
     Domestic Equity Investments
     For domestic equity investments, the Trust uses the last reported sale price or official closing price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign Equity Investments
     Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using foreign currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) Investments and Certain Equity Investments
     OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2011 (Unaudited)
     Domestic and Foreign Fixed Income Investments
     Fixed income investments are generally valued by approved pricing and quotation services using the mean between the bid and ask price which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.
     Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board
     The Board has adopted procedures (“Trust Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Trust Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a Fund would actually realize if the investments were sold.
     Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.
3. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     The Portfolio Optimization Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of its assets in any Underlying Fund (see Note 5).
     The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, and many of the factors noted above.
     Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2011 (Unaudited)
imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the PL Money Market Fund must be denominated in U.S. dollars.
     Illiquid Investments
     The Funds may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for its full value. The value of Illiquid Investments held by each Fund as of June 30, 2011 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2011, no participation interest in Senior Loans was held by any of the Funds.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2011 (Unaudited)
future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income.
     U.S. Government Agencies or Government-Sponsored Enterprises
     Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short

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position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Reverse Repurchase Agreements
     Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.
     Derivative Investments
     Derivatives are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.
     Futures Contracts:
     A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     Options Contracts:
     An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is

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included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
     The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.
     Forward Foreign Currency Contracts:
     A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
     Swaps:
     Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Payments received or made at the beginning of the measurement period and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the Funds are included as part of realized gain or loss.
     Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
     Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.
     A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

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     Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
     An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the

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market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.
     A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
4. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 — Quoted prices in active markets for identical investments

•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such Investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at end of period. The Trust also provides the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy. For the three-month period ended June 30, 2011, there were no significant transfers between Level 1, Level 2, and Level 3. A summary of each Fund’s investments as of June 30, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.
     Equity Securities (Common and Preferred Stock) and Mutual Funds
     Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which

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include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.
     U.S. Treasury Obligations
     U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Mortgage-Backed Securities and Asset-Backed Securities
     Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Municipal Bonds
     Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes
     Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds and Notes and U.S. Government Agency Issues
     Corporate bonds held by a Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Futures Contracts
     Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Options Contracts
     Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange

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listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Forward Foreign Currency Contracts
     Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Swaps
     Interest Rate Swaps - Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Credit Default Swaps - Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Total Return Swaps - Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Senior Loan Notes
     Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Short-Term Investments
     Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2011 (Unaudited)
5. INVESTMENTS WITH AFFILIATES
     As of June 30, 2011, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned shares in each of the affiliated applicable Underlying Funds. A summary of transactions for the three-month period ended June 30, 2011 and total investments by each of the Portfolio Optimization Funds in each Underlying Fund as of June 30, 2011 is as follows:

							As of June 30, 2011
						Change in
			Distributions		Net	Unrealized
	Value as of	Purchase	Received and	Sales	Realized	Appreciation		Share	Ownership
Fund/Underlying Fund	April 1, 2011	Cost (1)	Reinvested	Proceeds	Gain (Loss) (2)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$24,260,513	$3,480,652	$—	$—	$—	$67,806	$27,808,971	2,739,800	29.43%
PL Inflation Managed	48,760,953	5,695,532	—	—	—	1,535,553	55,992,038	5,160,556	22.09%
PL Managed Bond	102,504,610	12,611,181	—	—	—	1,848,197	116,963,988	10,701,188	28.17%
PL Short Duration Bond	38,742,817	4,426,395	—	—	—	193,504	43,362,716	4,297,593	32.52%
PL Comstock	9,983,099	89,643	—	3,363,044	142,220	(259,541)	6,592,377	546,179	3.69%
PL Growth LT	5,337,813	1,143,465	—	—	—	90,391	6,571,669	524,057	5.05%
PL Large-Cap Growth	4,928,497	915,497	—	—	—	101,618	5,945,612	631,840	5.49%
PL Large-Cap Value	15,817,051	107,964	—	3,662,759	144,711	(21,139)	12,385,828	1,055,011	5.05%
PL Main Street Core	6,069,708	32,197	—	192,009	1,797	(470)	5,911,223	583,536	3.42%
PL Mid-Cap Equity	9,585,544	68,845	—	1,752,384	(1,493)	(188,614)	7,711,898	750,185	5.43%
PL International Large-Cap	6,166,303	37,449	—	1,438,008	115,448	72,529	4,953,721	311,555	3.38%
PL International Value	6,163,334	42,994	—	802,090	11,255	92,951	5,508,444	568,467	5.54%

	$278,320,242	$28,651,814	$—	$11,210,294	$413,938	$3,532,785	$299,708,485

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$21,066,994	$1,523,277	$—	$667,050	$2,274	$59,835	$21,985,330	2,166,042	23.27%
PL Inflation Managed	39,824,008	2,937,495	—	—	—	1,229,739	43,991,242	4,054,492	17.35%
PL Managed Bond	80,434,335	5,472,139	—	175,361	(8,440)	1,430,012	87,152,685	7,973,713	20.98%
PL Short Duration Bond	28,978,853	2,063,825	—	226,691	(2,244)	146,090	30,959,833	3,068,368	23.22%
PL Comstock	16,277,697	2,445,755	—	—	—	(84,218)	18,639,234	1,544,261	10.43%
PL Growth LT	8,297,223	1,022,334	—	—	—	94,543	9,414,100	750,726	7.24%
PL Large-Cap Growth	10,977,797	1,272,292	—	—	—	234,924	12,485,013	1,326,781	11.52%
PL Large-Cap Value	22,157,836	2,285,933	—	—	—	318,521	24,762,290	2,109,224	10.11%
PL Main Street Core	13,557,385	1,877,148	—	—	—	3,930	15,438,463	1,524,034	8.93%
PL Mid-Cap Equity	10,930,378	1,589,203	—	—	—	(187,759)	12,331,822	1,199,594	8.67%
PL Mid-Cap Growth	6,447,601	24,307	—	598,214	17,777	114,842	6,006,313	571,486	9.21%
PL Small-Cap Value	2,816,817	497,005	—	—	—	(4,906)	3,308,916	314,536	4.00%
PL International Large-Cap	13,666,052	1,181,018	—	394,288	(27,176)	479,839	14,905,445	937,449	10.16%
PL International Value	7,837,656	1,367,254	—	494,473	(44,834)	155,888	8,821,491	910,371	8.87%

	$283,270,632	$25,558,985	$—	$2,556,077	$(62,643)	$3,991,280	$310,202,177

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$40,695,802	$3,879,386	$—	$—	$—	$114,345	$44,689,533	4,402,910	47.30%
PL Inflation Managed	89,349,110	6,307,124	—	—	—	2,775,435	98,431,669	9,072,043	38.84%
PL Managed Bond	137,704,785	11,147,585	—	—	—	2,465,375	151,317,745	13,844,258	36.43%
PL Short Duration Bond	40,548,010	4,424,290	—	—	—	203,989	45,176,289	4,477,333	33.87%
PL Comstock	62,942,312	8,735,148	—	226,052	(33,767)	(335,137)	71,082,504	5,889,188	39.76%
PL Growth LT	40,726,523	5,799,809	—	—	—	526,377	47,052,709	3,752,210	36.23%
PL Large-Cap Growth	40,192,558	2,933,393	—	—	—	805,605	43,931,556	4,668,603	40.52%
PL Large-Cap Value	88,175,057	9,269,802	—	—	—	1,264,171	98,709,030	8,407,924	40.29%
PL Main Street Core	56,402,491	8,070,143	—	—	—	115,042	64,587,676	6,375,881	37.37%
PL Mid-Cap Equity	47,206,923	4,936,898	—	—	—	(894,905)	51,248,916	4,985,303	36.05%
PL Mid-Cap Growth	17,403,026	282,147	—	198,981	1,336	390,343	17,877,871	1,701,034	27.40%
PL Small-Cap Growth	8,060,122	1,574,549	—	—	—	(21,505)	9,613,166	815,366	27.82%
PL Small-Cap Value	24,752,795	4,061,223	—	—	—	(76,541)	28,737,477	2,731,699	34.72%
PL Real Estate	15,330,373	2,856,041	—	216,881	(1,862)	541,529	18,509,200	1,564,599	39.90%
PL Emerging Markets	25,015,984	3,239,182	—	—	—	(79,493)	28,175,673	1,928,520	42.07%
PL International Large-Cap	47,581,150	3,819,179	—	430,534	(17,107)	1,643,433	52,596,121	3,307,932	35.87%
PL International Value	23,738,005	2,066,615	—	172,819	(36,729)	463,485	26,058,557	2,689,219	26.18%

	$805,825,026	$83,402,514	$—	$1,245,267	$(88,129)	$9,901,548	$897,795,692

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2011 (Unaudited)

							As of June 30, 2011
						Change in
			Distributions		Net	Unrealized
	Value as of	Purchase	Received and	Sales	Realized	Appreciation		Share	Ownership
Fund/Underlying Fund	April 1, 2011	Cost (1)	Reinvested	Proceeds	Gain (Loss) (2)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$51,395,357	$2,061,201	$—	$—	$—	$1,579,812	$55,036,370	5,072,476	21.72%
PL Managed Bond	51,491,942	2,476,247	—	2,143,752	(55,590)	970,030	52,738,877	4,825,149	12.70%
PL Short Duration Bond	12,923,837	873,755	—	—	—	63,118	13,860,710	1,373,708	10.39%
PL Comstock	56,878,863	4,633,144	—	—	—	(262,396)	61,249,611	5,074,533	34.26%
PL Growth LT	43,513,697	3,926,698	—	—	—	487,672	47,928,067	3,822,015	36.90%
PL Large-Cap Growth	31,845,940	1,798,620	—	7,139	(299)	656,963	34,294,085	3,644,430	31.62%
PL Large-Cap Value	75,517,862	4,461,420	—	2,483	(281)	982,348	80,958,866	6,895,985	33.04%
PL Main Street Core	56,725,420	4,334,732	—	—	—	14,237	61,074,389	6,029,061	35.32%
PL Mid-Cap Equity	49,918,924	4,262,333	—	857,501	(67,825)	(892,000)	52,363,931	5,093,767	36.83%
PL Mid-Cap Growth	26,130,860	476,716	—	—	—	604,384	27,211,960	2,589,149	41.69%
PL Small-Cap Growth	13,364,373	—	—	9,558	183	(123,576)	13,231,422	1,122,258	38.30%
PL Small-Cap Value	32,494,550	1,893,420	—	10,323	241	(209,927)	34,167,961	3,247,905	41.27%
PL Real Estate	18,257,445	1,468,388	—	1,715,002	4,218	557,636	18,572,685	1,569,965	40.05%
PL Emerging Markets	27,095,906	—	—	10,353	173	(129,094)	26,956,632	1,845,081	40.25%
PL International Large-Cap	49,935,619	2,010,173	—	571,667	(30,760)	1,740,806	53,084,171	3,338,627	36.20%
PL International Value	35,559,482	4,434,558	—	428,750	(168,087)	791,217	40,188,420	4,147,412	40.35%

	$633,050,077	$39,111,405	$—	$5,756,528	$(318,027)	$6,831,230	$672,918,157

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$6,580,263	$513,895	$—	$48,337	$(926)	$118,958	$7,163,853	655,430	1.72%
PL Comstock	20,432,657	870,668	—	—	—	(100,373)	21,202,952	1,756,666	11.86%
PL Growth LT	17,657,777	1,101,897	—	—	—	171,527	18,931,201	1,509,665	14.58%
PL Large-Cap Growth	11,145,737	404,594	—	—	—	220,019	11,770,350	1,250,834	10.85%
PL Large-Cap Value	26,795,440	1,159,572	—	109,836	(15,423)	359,820	28,189,573	2,401,156	11.51%
PL Main Street Core	25,131,584	820,994	—	87,187	(10,319)	14,010	25,869,082	2,553,710	14.96%
PL Mid-Cap Equity	18,176,927	652,431	—	—	—	(323,710)	18,505,648	1,800,160	13.02%
PL Mid-Cap Growth	14,475,253	361,330	—	995,834	33,166	286,394	14,160,309	1,347,318	21.70%
PL Small-Cap Growth	10,935,764	868,332	—	—	—	(100,572)	11,703,524	992,665	33.88%
PL Small-Cap Value	16,150,663	751,657	—	218,984	(1,075)	(117,022)	16,565,239	1,574,643	20.01%
PL Real Estate	8,271,792	915,251	—	158,919	(6,161)	278,430	9,300,393	786,170	20.05%
PL Emerging Markets	12,166,048	601,097	—	875,118	16,551	(66,205)	11,842,373	810,566	17.68%
PL International Large-Cap	20,655,991	210,373	—	470,211	5,097	705,156	21,106,406	1,327,447	14.39%
PL International Value	16,966,308	1,704,477	—	—	—	314,937	18,985,722	1,959,311	19.06%

	$225,542,204	$10,936,568	$—	$2,964,426	$20,910	$1,761,369	$235,296,625

(1)	Purchased cost excludes distributions received and reinvested, if any.

(2)	Net realized gain (loss) includes distribution from capital gains from the Underlying Funds, if any.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2011 (Unaudited)
6. FEDERAL TAX COST AND TAX BASIS COMPONENTS
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2011, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Fund	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
PL Portfolio Optimization Conservative	$279,703,287	$20,005,198	$—	$20,005,198	$—	$20,005,198
PL Portfolio Optimization Moderate-Conservative	284,657,394	25,621,586	—	25,621,586	—	25,621,586
PL Portfolio Optimization Moderate	825,575,272	80,449,808	—	80,449,808	—	80,449,808
PL Portfolio Optimization Moderate-Aggressive	605,364,173	67,671,136	(95,143)	67,575,993	—	67,575,993
PL Portfolio Optimization Aggressive	208,166,973	29,234,560	—	29,234,560	—	29,234,560
PL Floating Rate Income	39,813,448	15,239	(19,083)	(3,844)	764	(3,080)
PL Floating Rate Loan	98,597,778	1,327,604	(423,474)	904,130	—	904,130
PL Income	82,550,645	709,667	(269,774)	439,893	6,667	446,560
PL Inflation Managed	335,128,669	4,775,267	(963,078)	3,812,189	400,301	4,212,490
PL Managed Bond	427,029,773	10,623,665	(6,126,452)	4,497,213	3,132,815	7,630,028
PL Money Market	34,646,889	—	—	—	—	—
PL Short Duration Bond	130,552,989	794,648	(214,774)	579,874	—	579,874
PL Comstock	153,723,242	27,929,717	(3,551,391)	24,378,326	—	24,378,326
PL Growth LT	108,652,938	20,142,187	(1,108,675)	19,033,512	(22,096)	19,011,416
PL Large-Cap Growth	86,273,300	22,966,178	(354,063)	22,612,115	—	22,612,115
PL Large-Cap Value	199,010,685	47,314,994	(2,539,507)	44,775,487	2,020	44,777,507
PL Main Street Core	143,466,781	29,221,131	(1,065,321)	28,155,810	—	28,155,810
PL Mid-Cap Equity	122,603,136	21,579,755	(1,833,618)	19,746,137	—	19,746,137
PL Mid-Cap Growth	46,559,926	19,507,892	(726,709)	18,781,183	(7,865)	18,773,318
PL Small-Cap Growth	25,705,705	8,678,056	(431,640)	8,246,416	—	8,246,416
PL Small-Cap Value	66,320,196	17,123,384	(775,350)	16,348,034	3	16,348,037
PL Real Estate	31,985,348	14,486,368	(216,356)	14,270,012	—	14,270,012
PL Emerging Markets	47,349,234	18,020,767	(308,178)	17,712,589	(14,754)	17,697,835
PL International Large-Cap	116,589,714	30,481,519	(1,911,954)	28,569,565	26,371	28,595,936
PL International Value	94,771,830	6,497,321	(2,656,801)	3,840,520	350,254	4,190,774

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: 8/26/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: 8/26/11

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date: 8/26/11